UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders

Semiannual Report

Delaware Foundation® Funds	March 31, 2011

Delaware
Foundation Equity Fund
Delaware Foundation Growth Allocation Fund Delaware Foundation Moderate Allocation Fund Delaware Foundation Conservative Allocation Fund	Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Table of contents

> Disclosure of Fund expenses	1

> Sector allocation and top 10 equity holdings	3

> Security type and top 10 equity holdings	4

> Statements of net assets	10

> Statements of operations	85

> Statements of changes in net assets	86

> Financial highlights	88

> Notes to financial statements	107

> Other Fund information	123

> About the organization	124

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Foundation® Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from October 1, 2010 to March 31, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2010 to March 31, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Equity Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/10 to
	10/1/10	3/31/11	Ratio	3/31/11*
Actual Fund Return
Class A	$1,000.00	$1,153.60	1.18%	$6.34
Class C	1,000.00	1,150.20	1.93%	10.35
Class R	1,000.00	1,152.50	1.43%	7.67
Institutional Class	1,000.00	1,156.20	0.93%	5.00
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.18%	$5.94
Class C	1,000.00	1,015.31	1.93%	9.70
Class R	1,000.00	1,017.80	1.43%	7.19
Institutional Class	1,000.00	1,020.29	0.93%	4.68

Delaware Foundation Growth Allocation Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/10 to
	10/1/10	3/31/11	Ratio	3/31/11*
Actual Fund Return
Class A	$1,000.00	$1,118.20	1.14%	$6.02
Class B**	1,000.00	1,115.60	1.52%	8.02
Class C	1,000.00	1,113.30	1.89%	9.96
Class R	1,000.00	1,116.20	1.39%	7.33
Institutional Class	1,000.00	1,119.00	0.89%	4.70
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.14%	$5.74
Class B**	1,000.00	1,017.35	1.52%	7.64
Class C	1,000.00	1,015.51	1.89%	9.50
Class R	1,000.00	1,018.00	1.39%	6.99
Institutional Class	1,000.00	1,020.49	0.89%	4.48

(continues)     1

Disclosure of Fund expenses

Delaware Foundation® Moderate Allocation Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/10 to
	10/1/10	3/31/11	Ratio	3/31/11*
Actual Fund Return
Class A	$1,000.00	$1,088.00	1.12%	$5.83
Class B	1,000.00	1,084.70	1.89%	9.82
Class C	1,000.00	1,084.50	1.89%	9.82
Class R	1,000.00	1,087.50	1.39%	7.23
Institutional Class	1,000.00	1,090.30	0.89%	4.64
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.35	1.12%	$5.64
Class B	1,000.00	1,015.51	1.89%	9.50
Class C	1,000.00	1,015.51	1.89%	9.50
Class R	1,000.00	1,018.00	1.39%	6.99
Institutional Class	1,000.00	1,020.49	0.89%	4.48

Delaware Foundation Conservative Allocation Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/10 to
	10/1/10	3/31/11	Ratio	3/31/11*
Actual Fund Return
Class A	$1,000.00	$1,059.00	1.13%	$5.80
Class B	1,000.00	1,058.30	1.13%	5.80
Class C	1,000.00	1,054.20	1.88%	9.63
Class R	1,000.00	1,057.70	1.38%	7.08
Institutional Class	1,000.00	1,060.20	0.88%	4.52
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class B	1,000.00	1,019.30	1.13%	5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43

*“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**Effective January 1, 2011, the Delaware Distributors, L.P. (DDLP) has voluntarily agreed to waive the Delaware Foundation Growth Allocation Fund’s Class B shares’ 12b-1 fees to 0.25% of average daily net assets until such time as the waiver is discontinued. The Fund’s expense analysis would be as follows if this limit was in effect for the entire period:

Delaware Foundation Growth Allocation Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/10 to
	10/1/10	3/31/11	Ratio	3/31/11*
Actual Fund Return
Class B	$1,000.00	$1,115.60	1.14%	$6.01
Hypothetical 5% Return (5% return before expenses)
Class B	$1,000.00	$1,019.25	1.14%	$5.74

Sector allocation and top 10 equity holdings

Delaware Foundation® Equity Fund

As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	92.41%
U.S. Markets	49.23%
Consumer Discretionary	5.16%
Consumer Staples	4.93%
Energy	5.16%
Financials	5.96%
Healthcare	6.75%
Industrials	4.05%
Information Technology	12.20%
Materials	1.27%
Telecommunications	2.56%
Utilities	1.19%
Developed Markets	27.72%
Consumer Discretionary	3.52%
Consumer Staples	3.74%
Energy	1.37%
Financials	3.13%
Healthcare	2.52%
Industrials	6.27%
Information Technology	1.54%
Materials	3.54%
Telecommunications	1.46%
Utilities	0.63%
Emerging Markets	15.46%
Consumer Discretionary	0.58%
Consumer Staples	0.81%
Energy	2.80%
Financials	2.34%
Healthcare	0.14%
Industrials	0.41%
Information Technology	4.33%
Materials	2.08%
Telecommunications	1.54%
Utilities	0.43%
Exchange-Traded Funds	3.54%
Preferred Stock	0.08%
Right	0.00%
Short-Term Investments	4.25%
Securities Lending Collateral	0.32%
Total Value of Securities	100.60%
Obligation to Return Securities Lending Collateral	(0.32%)
Liabilities Net of Receivables and Other Assets	(0.28%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
iShares MSCI Japan Index Fund	2.30%
HTC	2.21%
Apple	1.48%
QUALCOMM	1.07%
Bank of New York Mellon	1.03%
CGI Group Class A	1.01%
Lowe’s	0.91%
EOG Resources	0.89%
Google Class A	0.88%
priceline.com	0.76%

(continues)     3

Security type and top 10 equity holdings

Delaware Foundation® Growth Allocation Fund

As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	77.54%
U.S. Markets	40.42%
Consumer Discretionary	4.25%
Consumer Staples	4.00%
Energy	4.34%
Financials	4.88%
Healthcare	5.49%
Industrials	3.36%
Information Technology	9.99%
Materials	1.05%
Telecommunications	2.08%
Utilities	0.98%
Developed Markets	25.10%
Consumer Discretionary	3.66%
Consumer Staples	3.12%
Energy	1.13%
Financials	3.30%
Healthcare	2.10%
Industrials	5.56%
Information Technology	1.40%
Materials	3.01%
Telecommunications	1.23%
Utilities	0.59%
Emerging Markets	12.02%
Consumer Discretionary	0.49%
Consumer Staples	0.64%
Energy	2.34%
Financials	2.39%
Healthcare	0.07%
Industrials	0.34%
Information Technology	2.45%
Materials	1.71%
Telecommunications	1.36%
Utilities	0.23%
Convertible Preferred Stock	0.05%
Exchange-Traded Fund	0.02%
Agency Collateralized Mortgage Obligations	0.37%
Agency Mortgage-Backed Securities	2.62%
Commercial Mortgage-Backed Securities	0.94%
Convertible Bonds	0.52%
Corporate Bonds	10.59%
Banking	1.22%
Basic Industry	0.80%
Brokerage	0.26%
Capital Goods	0.33%
Consumer Cyclical	0.72%
Consumer Non-Cyclical	1.35%
Energy	1.71%
Financials	0.33%
Insurance	0.36%
Media	0.61%
Real Estate	0.25%
Services Non-Cyclical	0.29%
Technology	0.17%
Telecommunications	1.11%
Transportation	0.08%
Utilities	1.00%
Municipal Bond	0.02%
Non-Agency Asset-Backed Securities	0.26%
Non-Agency Collateralized Mortgage Obligations	0.10%
Regional Bonds	0.12%
Senior Secured Loans	1.27%
Sovereign Bonds	2.13%
Supranational Banks	0.08%
U.S. Treasury Obligations	1.14%
Preferred Stock	0.08%
Right	0.00%
Short-Term Investments	3.26%
Total Value of Securities	101.11%
Liabilities Net of Receivables and other Assets	(1.11%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Apple	1.20%
QUALCOMM	0.87%
Bank of New York Mellon	0.84%
CGI Group Class A	0.79%
Google Class A	0.74%
Lowe’s	0.74%
EOG Resources	0.72%
HTC	0.64%
Vale ADR	0.64%
priceline.com	0.61%

(continues)     5

Security type and top 10 equity holdings

Delaware Foundation® Moderate Allocation Fund

As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	58.85%
U.S. Markets	30.37%
Consumer Discretionary	3.19%
Consumer Staples	3.06%
Energy	3.25%
Financials	3.65%
Healthcare	4.13%
Industrials	2.53%
Information Technology	7.47%
Materials	0.79%
Telecommunications	1.56%
Utilities	0.74%
Developed Markets	19.51%
Consumer Discretionary	2.83%
Consumer Staples	2.46%
Energy	0.90%
Financials	2.54%
Healthcare	1.60%
Industrials	4.26%
Information Technology	1.07%
Materials	2.44%
Telecommunications	0.95%
Utilities	0.46%
Emerging Markets	8.97%
Consumer Discretionary	0.36%
Consumer Staples	0.50%
Energy	1.70%
Financials	1.75%
Healthcare	0.06%
Industrials	0.26%
Information Technology	1.85%
Materials	1.25%
Telecommunications	1.03%
Utilities	0.21%
Convertible Preferred Stock	0.10%
Exchange-Traded Fund	0.02%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	0.47%
Agency Mortgage-Backed Securities	4.89%
Commercial Mortgage-Backed Securities	1.63%
Convertible Bonds	0.96%
Corporate Bonds	20.86%
Banking	2.69%
Basic Industry	1.53%
Brokerage	0.70%
Capital Goods	0.77%
Consumer Cyclical	1.37%
Consumer Non-Cyclical	2.88%
Energy	2.99%
Financials	0.82%
Insurance	0.68%
Media	1.04%
Real Estate	0.50%
Services Non-Cyclical	0.66%
Technology	0.29%
Telecommunications	1.88%
Transportation	0.23%
Utilities	1.83%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	0.94%
Non-Agency Collateralized Mortgage Obligations	0.29%
Regional Bonds	0.07%
Senior Secured Loans	2.39%
Sovereign Bonds	4.12%
Supranational Banks	0.19%
U.S. Treasury Obligations	1.13%
Preferred Stock	0.31%
Right	0.00%
Short-Term Investments	5.69%
Certificate of Deposit	0.08%
Discounted Commercial Paper	0.07%
Discount Notes	5.22%
U.S. Treasury Obligation	0.32%
Total Value of Securities	103.04%
Liabilities Net of Receivables and Other Assets	(3.04%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Apple	0.90%
QUALCOMM	0.65%
Bank of New York Mellon	0.63%
CGI Group Class A	0.57%
Lowe’s	0.55%
Google Class A	0.54%
EOG Resources	0.53%
HTC	0.48%
Vale ADR	0.46%
priceline.com	0.46%

(continues)     7

Security type and top 10 equity holdings

Delaware Foundation® Conservative Allocation Fund

As of March 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	39.27%
U.S. Markets	20.27%
Consumer Discretionary	2.14%
Consumer Staples	1.99%
Energy	2.15%
Financials	2.44%
Healthcare	2.75%
Industrials	1.70%
Information Technology	5.02%
Materials	0.53%
Telecommunications	1.05%
Utilities	0.50%
Developed Markets	13.19%
Consumer Discretionary	1.90%
Consumer Staples	1.68%
Energy	0.60%
Financials	1.72%
Healthcare	1.08%
Industrials	2.87%
Information Technology	0.73%
Materials	1.65%
Telecommunications	0.65%
Utilities	0.31%
Emerging Markets	5.81%
Consumer Discretionary	0.22%
Consumer Staples	0.31%
Energy	1.18%
Financials	1.10%
Healthcare	0.03%
Industrials	0.16%
Information Technology	1.15%
Materials	0.83%
Telecommunications	0.69%
Utilities	0.14%
Convertible Preferred Stock	0.15%
Exchange-Traded Fund	0.02%
Agency Collateralized Mortgage Obligations	0.70%
Agency Mortgage-Backed Securities	7.32%
Commercial Mortgage-Backed Securities	2.64%
Convertible Bonds	1.31%
Corporate Bonds	30.58%
Banking	3.68%
Basic Industry	2.31%
Brokerage	1.04%
Capital Goods	1.02%
Consumer Cyclical	1.93%
Consumer Non-Cyclical	4.07%
Energy	4.37%
Financials	1.39%
Insurance	0.86%
Media	1.66%
Real Estate	0.69%
Services Non-Cyclical	0.96%
Technology	0.44%
Telecommunications	3.01%
Transportation	0.32%
Utilities	2.83%
Municipal Bond	0.05%
Non-Agency Asset-Backed Securities	0.98%
Non-Agency Collateralized Mortgage Obligations	0.27%
Regional Bonds	0.21%
Senior Secured Loans	3.53%
Sovereign Bonds	5.79%
Supranational Banks	0.22%
U.S. Treasury Obligations	2.61%
Preferred Stock	0.44%
Right	0.00%
Short-Term Investments	7.77%
Discount Notes	7.32%
U.S. Treasury Obligation	0.45%
Total Value of Securities	103.86%
Liabilities Net of Receivables and Other Assets	(3.86%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of Net Assets
Apple	0.60%
QUALCOMM	0.44%
Bank of New York Mellon	0.42%
CGI Group Class A	0.38%
Lowe’s	0.37%
Google Class A	0.36%
EOG Resources	0.36%
priceline.com	0.31%
Visa Class A	0.31%
Crown Castle International	0.30%

Statements of net assets

Delaware Foundation® Equity Fund
March 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 92.41%
U.S. Markets – 49.23%
Consumer Discretionary – 5.16%
†	AFC Enterprises	54	$817
†	Apollo Group Class A	243	10,137
†	Bally Technologies	18	681
	Big 5 Sporting Goods	36	429
†	Buffalo Wild Wings	13	708
†	Carmike Cinemas	33	236
	CBS Class B	61	1,527
	CEC Entertainment	17	641
	Cinemark Holdings	18	348
†	Citi Trends	17	379
	Comcast Class A	332	8,207
	Comcast Special Class	166	3,855
	Cooper Tire & Rubber	30	773
*†	DSW Class A	22	879
†	Ford Motor	171	2,550
†	G-III Apparel Group	30	1,127
	Guess	32	1,259
†	Iconix Brand Group	31	666
†	Jack in the Box	20	454
	Jarden	39	1,387
	Jones Group	20	275
†	Jos. A Bank Clothiers	14	712
†	Kohl’s	45	2,387
	Lincoln Educational Services	26	413
	Lowe’s	640	16,916
	Macy’s	125	3,033
	McDonald’s	39	2,968
	National CineMedia	30	560
	NIKE Class B	100	7,570
	Nordstrom	40	1,795
†	Perry Ellis International	35	963
†	Prestige Brands Holdings	59	679
†	Shuffle Master	62	662
	Staples	397	7,710
	Starbucks	34	1,256
†	Steven Madden	18	845
	Tanger Factory Outlet Centers	36	945
	Target	36	1,800
	Tenneco	21	891
	Time Warner Cable	30	2,140
*†	Ulta Salon Cosmetics & Fragrance	17	818
	Viacom Class B	61	2,838
†	WMS Industries	24	848
			96,084
Consumer Staples – 4.93%
	Archer-Daniels-Midland	336	12,098
	Avon Products	281	7,598
	Bunge	61	4,412
	Casey’s General Stores	24	936
	Coca-Cola	30	1,991
	CVS Caremark	343	11,771
†	Fresh Market	13	491
	J&J Snack Foods	15	706
	Kimberly-Clark	153	9,986
	Kraft Foods	261	8,185
	PepsiCo	65	4,187
	Procter & Gamble	181	11,150
	Safeway	358	8,427
†	Susser Holdings	58	759
	Walgreen	223	8,951
			91,648
Energy – 5.16%
	Berry Petroleum Class A	25	1,261
†	Bristow Group	18	851
†	Carrizo Oil & Gas	27	997
	Chevron	100	10,743
	Complete Production Services	22	700
	ConocoPhillips	132	10,542
	EOG Resources	139	16,474
	EQT	17	848
	Exxon Mobil	118	9,927
†	Forest Oil	36	1,362
†	Key Energy Services	62	964
	Lufkin Industries	6	561
	Marathon Oil	224	11,941
	National Oilwell Varco	108	8,561
†	Newfield Exploration	36	2,736
	Occidental Petroleum	31	3,239
†	Pioneer Drilling	83	1,145
†	Rosetta Resources	13	618
	Schlumberger	40	3,730
†	Swift Energy	20	854
	Williams	258	8,044
			96,098
Financials – 5.96%
	AFLAC	29	1,531
	Allstate	259	8,231
	American Equity Investment Life Holding	57	748
	American Express	36	1,627
	Apollo Investment	64	772
	Bank of America	266	3,546
	Bank of New York Mellon	639	19,087
	BioMed Realty Trust	39	742
	Boston Private Financial Holdings	82	580
	Capital One Financial	53	2,754
	Cardinal Financial	50	583
	City Holding	15	530
	CME Group	30	9,047
	Delphi Financial Group	28	860
	Dime Community Bancshares	41	605
*	DuPont Fabros Technology	28	679
	EastGroup Properties	18	791
	Entertainment Properties Trust	17	796

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Flushing Financial	41	$611
	GFI Group	99	497
	Goldman Sachs Group	19	3,011
@	Harleysville Group	18	596
	Home Bancshares	27	614
	Home Properties	15	884
	Host Hotels & Resorts	91	1,603
@	Independent Bank	19	513
†	IntercontinentalExchange	92	11,366
	JPMorgan Chase	116	5,348
	Marsh & McLennan	275	8,198
	Park National	9	601
†	Piper Jaffray	14	580
†	ProAssurance	11	697
	Prosperity Bancshares	19	813
	Provident Financial Services	45	666
	Prudential Financial	42	2,586
	Sabra Healthcare REIT	27	475
	Sovran Self Storage	19	751
†	Texas Capital Bancshares	21	546
	Travelers	183	10,885
	Trustmark	34	796
	Webster Financial	21	450
	Wells Fargo	139	4,406
			111,002
Healthcare – 6.75%
	Abbott Laboratories	48	2,354
†	Acorda Therapeutics	19	441
†	Air Methods	13	874
†	Align Technology	38	778
†	Alkermes	56	725
	Allergan	182	12,926
†	Amgen	39	2,085
†	AMN Healthcare Services	96	831
	Baxter International	155	8,334
	Cardinal Health	196	8,061
†	Catalyst Health Solutions	18	1,007
†	Celgene	26	1,496
†	Conmed	22	578
†	CryoLife	60	366
†	Express Scripts	54	3,003
†	Gen-Probe	21	1,393
†	Gilead Sciences	52	2,207
†	Haemonetics	11	721
†	Incyte	27	428
†	Inspire Pharmaceuticals	52	206
	Johnson & Johnson	153	9,065
†	Medco Health Solutions	233	13,085
	Merck	353	11,653
†	Merit Medical Systems	44	863
†	ONYX Pharmaceuticals	23	809
	Perrigo	84	6,680
	Pfizer	683	13,872
†	PharMerica	37	423
	Quest Diagnostics	149	8,600
†	Quidel	43	514
†	Regeneron Pharmaceuticals	20	899
†	SonoSite	23	766
†	Sun Healthcare Group	52	732
#	Synthes 144A	7	947
†	Thermo Fisher Scientific	43	2,389
	UnitedHealth Group	84	3,797
†	Vertex Pharmaceuticals	19	911
	West Pharmaceutical Services	18	806
			125,625
Industrials – 4.05%
	AAON	23	757
*	Acuity Brands	13	760
†	Alaska Air Group	29	1,839
	Applied Industrial Technologies	26	865
	Barnes Group	30	626
†	Castle (A.M.)	21	396
	Caterpillar	24	2,672
†	Chart Industries	21	1,156
†	Columbus McKinnon	32	591
†	CRA International	15	432
	Cummins	19	2,083
	Deere	28	2,713
	Ducommun	21	502
	ESCO Technologies	18	687
†	Esterline Technologies	15	1,061
	Expeditors International Washington	165	8,273
	Fluor	25	1,842
	General Electric	95	1,905
†	Gibraltar Industries	57	680
	Granite Construction	15	422
	Honeywell International	45	2,687
†	Hub Group Class A	27	977
†	Huntington Ingalls Industries	23	948
†	Kadant	27	707
†	Kforce	41	750
	Koppers Holdings	22	939
	Lockheed Martin	9	724
	Manpower	13	817
	McGrath RentCorp	14	382
†	MYR Group/Delaware	32	765
	Norfolk Southern	34	2,355
	Northrop Grumman	137	8,591
	Republic Services	30	901
	Rockwell Collins	30	1,945
	Roper Industries	13	1,124
†	Tetra Tech	23	568
†	Titan Machinery	33	833
	Towers Watson Class A	16	887

(continues)       11

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
†	Tutor Perini	21	$512
	Union Pacific	20	1,967
	United Stationers	14	995
	United Technologies	45	3,809
†	URS	46	2,118
	US Ecology	28	488
	Waste Management	222	8,289
			75,340
Information Technology – 12.20%
†	Adobe Systems	294	9,749
†	Amkor Technology	84	566
	Anixter International	13	909
†	Apple	79	27,527
†	Applied Micro Circuits	64	664
	Cisco Systems	143	2,452
†	EMC/Massachusetts	138	3,664
	Expedia	59	1,337
†	FARO Technologies	30	1,200
†	Google Class A	28	16,414
	Intel	527	10,630
	International Business Machines	61	9,947
†	Intuit	243	12,903
†	IPG Photonics	15	865
†	IXYS	46	618
†	j2 Global Communications	27	797
†	JDA Software Group	26	787
†	KEYW Holding	33	405
†	Lawson Software	52	629
†	Liquidity Services	33	589
*†	LogMeIn	21	885
	MasterCard Class A	51	12,838
†	MEMC Electronic Materials	137	1,776
	Microsoft	221	5,605
†	Motorola Solutions	189	8,446
†	NetApp	35	1,686
†	NETGEAR	18	584
*†	Nuance Communications	50	978
†	ON Semiconductor	151	1,490
†	priceline.com	28	14,180
†	Progress Software	30	873
	QUALCOMM	364	19,957
	Quality Systems	9	750
†	QuinStreet	30	682
*†	Rackspace Hosting	19	814
†	Radiant Systems	34	602
†	Rofin-Sinar Technologies	23	909
†	SAVVIS	28	1,039
†	Semtech	27	676
†	SolarWinds	32	751
†	SS&C Technologies Holdings	44	898
†	Synaptics	25	676
†	TeleTech Holdings	39	756
†	Teradata	145	7,352
†	ValueClick	48	694
	VeriSign	194	7,025
†	ViaSat	14	558
	Visa Class A	189	13,914
†	Vocus	31	802
	Xerox	795	8,467
†	Yahoo	458	7,626
			226,941
Materials – 1.27%
	Celanese Class A	62	2,751
	Cliffs Natural Resources	17	1,671
†	Coeur d’Alene Mines	28	974
	Dow Chemical	60	2,265
	duPont (E.I.) deNemours	149	8,191
	Eastman Chemical	13	1,291
†	Ferro	54	896
†	KapStone Paper & Packaging	31	532
†	Owens-Illinois	47	1,419
	Rock-Tenn Class A	15	1,040
†	Rockwood Holdings	21	1,034
	Schulman (A.)	36	890
	Silgan Holdings	19	725
			23,679
Telecommunications – 2.56%
	Alaska Communications Systems Group	46	490
†	Arris Group	46	586
	AT&T	424	12,974
*	Atlantic Tele-Network	11	409
†	Crown Castle International	323	13,745
†	Knology	46	594
	NTELOS Holdings	30	552
	Plantronics	19	696
†	Polycom	164	8,503
†	RigNet	32	582
	Verizon Communications	219	8,440
			47,571
Utilities – 1.19%
	AGL Resources	33	1,315
	Cleco	20	686
	Edison International	227	8,306
	MDU Resources Group	49	1,126
	NorthWestern	14	424
	OGE Energy	23	1,163
	Progress Energy	178	8,213
	UIL Holdings	14	427
	UNITIL	20	471
			22,131
Total U.S. Markets
	(cost $748,332)		916,119

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets – 27.72%
Consumer Discretionary – 3.52%
Bayerische Motoren Werke	91	$7,591
BIC	9	800
Bunzl	85	1,015
Christian Dior	5	704
Cie Financiere Richemont Class A	23	1,328
Daimler	14	992
Don Quijote	100	3,161
Heenes & Mauritz Class B	34	1,129
Husqvarna Class B	125	1,071
LVMH Moet Hennessy Louis Vuitton	7	1,108
Metropole Television	34	889
Pirelli & C	90	791
PPR	26	3,985
Publicis Groupe	102	5,721
Sky City Entertainment Group	300	774
Sodexo	15	1,095
Sumitomo Rubber Industries	122	1,247
Swatch Group	10	795
Swatch Group Bearer Shares	2	884
Techtronic Industries	4,000	5,553
Toyota Motor	200	8,055
Vivendi	299	8,538
Whitbread	36	953
Yamada Denki	14	944
Yue Yuen Industrial Holdings	2,000	6,363
		65,486
Consumer Staples – 3.74%
Anheuser-Busch InBev	36	2,051
Aryzta	182	9,313
British American Tobacco	66	2,649
Carrefour	14	620
Coca Cola Hellenic Bottling	25	671
Coca-Cola Amatil	336	4,083
Colruyt	18	948
Danone	17	1,111
Diageo	67	1,274
Golden Agri-Resources	2,000	1,095
Greggs	788	6,440
Imperial Tobacco Group	50	1,546
Kerry Group Class A	25	931
Koninklijke Ahold	110	1,476
L’Oreal	5	582
Metro	110	7,526
Nestle	130	7,452
Parmalat	2,912	9,756
Reckitt Benckiser Group	33	1,695
SABMiller	41	1,452
Tesco	275	1,681
Unilever	32	975
Unilever CVA	47	1,474
Wesfarmers	30	987
Woolworths	62	1,725
		69,513
Energy – 1.37%
Aggreko	36	910
BG Group	128	3,185
† Enel Green Power	430	1,193
Fugro CVA	11	969
† Nabors Industries	56	1,701
Neste Oil	45	928
Noble	43	1,962
Petrofac	39	932
Santos	97	1,561
Technip	12	1,280
Total	147	8,949
Woodside Petroleum	41	1,986
		25,556
Financials – 3.13%
Alterra Capital Holdings	26	581
Assicurazioni Generali	74	1,602
AXA	182	3,803
Banco Santander	690	8,011
Danske Bank	49	1,085
HSBC Holdings	620	6,375
† Lloyds Banking Group	1,810	1,687
Man Group	285	1,124
Mitsubishi UFJ Financial Group	1,200	5,540
† Natixis	125	707
Nordea Bank	634	6,939
Schroders	38	1,058
Standard Chartered	345	8,949
† UBS	146	2,620
UniCredit	3,271	8,085
		58,166
Healthcare – 2.52%
Fresenius	13	1,207
Getinge Class B	43	1,061
† ICON ADR	30	648
Meda Class A	971	9,351
Novartis	142	7,702
Novo Nordisk ADR	82	10,269
Novo Nordisk Class B	22	2,764
Novozymes Class B	7	1,072
Roche Holding	23	3,285
Sanofi-Aventis	115	8,063
Shire	52	1,511
		46,933
Industrials – 6.27%
ABB	105	2,522
Aker Solutions	46	1,057
Alfa Laval	55	1,194
Alstom	145	8,574
Asahi Glass	1,000	12,577
Assa Abloy Class B	39	1,121
Cie de Saint-Gobain	149	9,123
Deutsche Post	627	11,329

(continues)       13

Statements of net assets

Delaware Foundation® Equity Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Industrials (continued)
European Aeronautic Defense & Space	49	$1,426
Finmeccanica	686	8,633
Hochtief	12	1,288
ITOCHU	702	7,351
Johnson Matthey	35	1,044
Koninklijke Philips Electronics	295	9,430
Qantas Airways	435	982
Rolls-Royce Group	160	1,589
Schneider Electric	10	1,709
Siemens	23	3,153
Singapore Airlines	356	7,727
SKF Class B	37	1,077
Teleperformance	319	12,029
Tianjin Development Holdings	2,000	1,720
Vallourec	80	8,975
Wartsila	28	1,093
		116,723
Information Technology – 1.54%
Accenture Class A	42	2,309
† CGI Group Class A	897	18,807
Computershare	102	978
Dassault Systemes	12	922
† InterXion Holding	22	286
Nokia	172	1,471
Sage Group	180	803
SAP	39	2,388
Yahoo Japan	2	716
		28,680
Materials – 3.54%
Agrium	22	2,030
Air Liquide	9	1,196
Anglo American	42	2,161
Anglo American ADR	100	2,570
Antofagasta	41	895
ArcelorMittal	119	4,305
Bayer	21	1,634
BHP Billiton	87	3,433
BHP Billiton Limited	125	6,024
Kazakhmys	44	984
Lafarge	129	8,047
Linde	11	1,737
Lonza Group	12	1,007
Newcrest Mining	39	1,607
OZ Minerals	600	991
Rexam	1,473	8,586
Rio Tinto	55	3,863
Rio Tinto Limited	18	1,579
Syngenta	4	1,300
Syngenta ADR	144	9,383
Wacker Chemie	3	675
Xstrata	84	1,963
		65,970
Telecommunications – 1.46%
China Mobile ADR	97	4,485
China Unicom Hong Kong ADR	163	2,706
Mobistar	13	901
Tele2 Class B	43	993
Telefonica	347	8,687
TELUS	40	2,045
Vodafone Group	1,690	4,785
Vodafone Group ADR	88	2,530
		27,132
Utilities – 0.63%
Electricite de France	31	1,284
Enagas	46	1,038
National Grid	835	7,956
Scottish & Southern Energy	68	1,375
		11,653
Total Developed Markets
(cost $457,294)		515,812

XEmerging Markets – 15.46%
Consumer Discretionary – 0.58%
† Grupo Televisa ADR	138	3,385
Hyundai Department Store	28	3,626
Santos Brasil Participacoes	100	1,622
Turk Sise ve Cam Fabrikalari	490	1,104
Wal-Mart de Mexico Series V	241	723
† Xueda Education Group ADR	38	363
		10,823
Consumer Staples – 0.81%
Brazil Foods ADR	96	1,833
@ Cresud ADR	98	1,774
Fomento Economico Mexicano ADR	19	1,115
KT&G	59	3,072
Lotte Chilsung Beverage	4	3,918
Lotte Confectionery	2	2,734
Tingyi Cayman Islands Holding	139	340
Tsingtao Brewery	71	339
		15,125
Energy – 2.80%
China Petroleum & Chemical ADR	6	603
CNOOC	3,000	7,559
CNOOC ADR	2	506
Delek Group	3	812
Gazprom ADR	126	4,079
LUKOIL ADR	35	2,499
PetroChina ADR	13	1,979
Petroleo Brasileiro SA ADR	262	10,593
Petroleo Brasileiro SP ADR	255	9,063
Polski Koncern Naftowy Orlen	59	1,094
PTT	195	2,282
PTT Exploration & Production	100	602
# Reliance Industries GDR 144A	81	3,841

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Energy (continued)
†	Rosneft Oil GDR	249	$2,275
	Sasol ADR	31	1,796
	Tambang Batubara Bukit Asam	1,000	2,412
			51,995
Financials – 2.34%
	ABSA Group	37	746
	Banco Bradesco ADR	66	1,370
	Banco Santander Brasil ADR	200	2,452
	Bangkok Bank	171	972
	Bank of China	3,300	1,837
	China Construction Bank	1,679	1,573
	Credicorp	11	1,154
	Cyrela Brazil Realty	67	634
	Fubon Financial Holding	1,049	1,393
	Grupo Financiero Banorte	200	941
	Hong Leong Bank	500	1,627
	ICICI Bank ADR	24	1,196
	Industrial & Commercial Bank of China	1,881	1,562
	IRSA Inversiones y Representaciones ADR	43	596
	KB Financial Group ADR	77	4,017
	KLCC Property Holdings	1,400	1,545
	Malayan Banking	557	1,649
	OTP Bank	42	1,243
	Powszechna Kasa Oszczednosci
	Bank Polski	107	1,647
	Powszechny Zaklad Ubezpieczen	15	1,881
†	Samsung Life Insurance	20	1,879
	Sberbank	1,038	3,901
	Standard Bank Group	149	2,291
	Turkiye Is Bankasi Class C	313	1,001
†	UEM Land Holdings	1,750	1,636
	VTB Bank GDR	404	2,828
			43,571
Healthcare – 0.14%
†	Hypermarcas	200	2,634
			2,634
Industrials – 0.41%
	All America Latina Logistica	100	824
	Elbit Systems	12	668
†	Empresas ADR	73	666
†	Gol Linhas Aereas Inteligentes ADR	101	1,387
	Siam Cement NVDR	100	1,161
†	Torunlar Gayrimenkul Yatirim Ortakligi	174	770
	United Tractors	857	2,136
			7,612
Information Technology – 4.33%
	Alibaba.com	500	857
	B2W Cia Global Do Varejo	63	865
†	Check Point Software Technologies	58	2,961
*†	Ctrip.com International ADR	181	7,510
	Hon Hai Precision Industry	1,336	4,680
	HTC	1,050	41,063
	LG Display ADR	52	818
	LG Electronics	17	1,628
	Samsung Electronics	7	5,950
†	Shanda Games ADR	109	692
†	Shanda Interactive Entertainment ADR	53	2,225
*†	Sina	28	2,997
†	Sohu.com	45	4,021
	Taiwan Semiconductor
	Manufacturing ADR	218	2,655
	United Microelectronics	3,000	1,561
			80,483
Materials – 2.08%
	Anglo Platinum	22	2,267
	ArcelorMittal South Africa	121	1,610
	Braskem ADR	72	1,939
	Cemex ADR	343	3,065
	Cia de Minas Buenaventura ADR	52	2,234
†	Fibria Celulose ADR	192	3,153
	Impala Platinum Holdings	32	926
	Israel Chemicals	130	2,141
	KCC	8	2,652
	MMC Norilsk Nickel ADR	65	1,719
†	Petronas Chemicals Group	600	1,435
	POSCO ADR	20	2,286
	Vale ADR	400	13,339
			38,766
Telecommunications – 1.54%
	America Movil ADR	38	2,208
†	Chunghwa Telecom ADR	200	6,232
	KT ADR	104	2,031
	LG Uplus	161	909
	Mobile Telesystems ADR	306	6,496
	SK Telecom ADR	211	3,969
	Turkcell Iletisim Hizmet ADR	141	2,119
	Vivo Participacoes ADR	36	1,454
	Vodacom Group	277	3,250
			28,668
Utilities – 0.43%
	Centrais Eletricas Brasileiras ADR	200	3,102
@	Huaneng Power International ADR	74	1,738
	Light	100	1,731
	Polska Grupa Energetyczna	179	1,444
			8,015
Total Emerging Markets
	(cost $220,423)		287,692

Total Common Stock
	(cost $1,426,049)		1,719,623

(continues)       15

Statements of net assets

Delaware Foundation® Equity Fund

	Number of	Value
	Shares	(U.S. $)
Exchange-Traded Funds – 3.54%
Equity Funds – 3.54%
iShares MSCI EAFE Growth Index	60	$3,734
iShares MSCI Hong Kong Index Fund	180	3,407
iShares MSCI Japan Index Fund	4,150	42,787
iShares MSCI Singapore Index Fund	130	1,777
iShares MSCI Switzerland Index Fund	60	1,517
iShares Russell 1000 Index Fund	171	12,633
Total Exchange-Traded Funds
(cost $67,805)		65,855

Preferred Stock – 0.08%
Volkswagen	9	1,462
Total Preferred Stock (cost $1,525)		1,462

Right – 0.00%
† B2W Cia Global Do Varejo	26	18
Total Right (cost $0)		18

	Principal
	Amount (U.S. $)
≠Short-Term Investments – 4.25%
Discount Notes – 4.00%
Federal Home Loan Bank
0.001% 4/1/11	$33,441	33,441
0.001% 4/1/11	4,088	4,088
0.001% 4/14/11	2,229	2,229
0.01% 4/18/11	1,427	1,427
0.02% 4/27/11	10,780	10,780
0.03% 5/3/11	4,459	4,459
0.037% 5/23/11	5,707	5,707
0.04% 5/9/11	3,656	3,656
0.05% 5/16/11	4,459	4,459
0.06% 6/7/11	4,236	4,235
		74,481
U.S. Treasury Obligation – 0.25%
U.S. Treasury Bill 0.00% 4/28/11	4,607	4,607
		4,607
Total Short-Term Investments
(cost $79,088)		79,088

Total Value of Securities Before Securities
Lending Collateral – 100.28%
(cost $1,574,467)		1,866,046

	Number of
	Shares
Securities Lending Collateral** – 0.32%
Investment Companies
Delaware Investments Collateral
Fund No.1	5,948	5,948
Total Securities Lending Collateral
(cost $5,948)		5,948

Total Value of Securities – 100.60%
(cost $1,580,415)		1,871,994 ©
Obligation to Return Securities
Lending Collateral** – (0.32%)		(5,948)
Liabilities Net of Receivables and
Other Assets – (0.28%)		(5,209)
Net Assets Applicable to 171,257
Shares Outstanding – 100.00%		$1,860,837

Net Asset Value – Delaware Foundation® Equity Fund
Class A ($435,468 / 40,095 Shares)		$10.86
Net Asset Value – Delaware Foundation Equity Fund
Class C ($20,417 / 1,887 Shares)		$10.82
Net Asset Value – Delaware Foundation Equity Fund
Class R ($6,670 / 615 Shares)		$10.85
Net Asset Value – Delaware Foundation Equity Fund
Institutional Class ($1,398,282 / 128,660 Shares)		$10.87

Components of Net Assets at March 31, 2011:
Shares of beneficial interest
(unlimited authorization – no par)		$1,540,098
Accumulated net investment loss		(1,124)
Accumulated net realized gain on investments		29,974
Net unrealized appreciation of investments		291,889
Total net assets		$1,860,837

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $4,621, which represented 0.25% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $4,788, which represented 0.26% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

*	Full or partially on loan.
**	See Note 9 in “Notes to financial statements”.
§	Developing Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.
©	Includes $5,805 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CHF — Swiss Franc
CVA — Dutch Certificate
DKK — Danish Kroner
EUR — European Monetary Unit
GDR — Global Depositary Receipts
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
NOK — Norwegian Kroner
NVDR — Non Voting Depositary Receipts
REIT — Real Estate Investment Trust
SGD — Singapore Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware Foundation Equity Fund
Net asset value Class A (A)	$10.86
Sales charge (5.75% of offering price) (B)	0.66
Offering price	$11.52

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settle Date	(Depreciation)
MNB	CHF	335	USD	(366)	4/1/11	$(1)
MNB	DKK	(349)	USD	66	4/1/11	(1)
MNB	EUR	207	USD	(292)	4/1/11	2
MNB	EUR	367	USD	(523)	4/5/11	(3)
MNB	JPY	(13,020)	USD	157	4/1/11	0
MNB	JPY	(259,440)	USD	3,120	4/4/11	1
MNB	KRW	991,740	USD	(905)	4/1/11	(1)
MNB	NOK	(1,150)	USD	207	4/5/11	0
MNB	SGD	686	USD	(543)	4/1/11	1
						$(2)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

(continues)       17

Statements of net assets

Delaware Foundation® Growth Allocation Fund
March 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 77.54%
U.S. Markets – 40.42%
Consumer Discretionary – 4.25%
†	AFC Enterprises	2,295	$34,723
†	Apollo Group Class A	10,200	425,442
†	Bally Technologies	760	28,766
	Big 5 Sporting Goods	1,520	18,118
†	Buffalo Wild Wings	535	29,120
†	Carmike Cinemas	1,405	10,046
	CBS Class B	2,580	64,603
	CEC Entertainment	705	26,600
	Cinemark Holdings	765	14,803
†	Citi Trends	715	15,937
	Comcast Class A	14,200	351,024
	Comcast Special Class	6,930	160,915
	Cooper Tire & Rubber	1,225	31,544
†	DSW Class A	915	36,563
†	Ford Motor	7,100	105,861
†	G-III Apparel Group	1,215	45,660
	Guess	1,490	58,632
†	Iconix Brand Group	1,320	28,354
†	Jack in the Box	850	19,278
	Jarden	1,860	66,160
	Jones Group	835	11,481
†	Jos. A Bank Clothiers	607	30,884
	Kohl’s	1,920	101,837
	Lincoln Educational Services	1,105	17,558
	Lowe’s	27,000	713,611
	Macy’s	5,360	130,034
	McDonald’s	1,840	140,006
	National CineMedia	1,300	24,271
	NIKE Class B	4,200	317,940
	Nordstrom	1,830	82,130
†	Perry Ellis International	1,485	40,867
†	Prestige Brands Holdings	2,605	29,958
†	Shuffle Master	2,715	28,996
	Staples	16,700	324,314
	Starbucks	1,580	58,381
†	Steven Madden	770	36,136
	Tanger Factory Outlet Centers	1,450	38,048
	Target	1,650	82,517
†	Tenneco	890	37,781
	Time Warner Cable	1,250	89,175
†	Ulta Salon Cosmetics & Fragrance	690	33,210
	Viacom Class B	2,900	134,908
†	WMS Industries	1,150	40,653
			4,116,845
Consumer Staples – 4.00%
	Archer-Daniels-Midland	13,900	500,538
	Avon Products	11,600	313,664
	Bunge	2,725	197,099
	Casey’s General Stores	1,010	39,390
	Coca-Cola	1,260	83,601
	CVS Caremark	14,310	491,118
†	Fresh Market	550	20,757
	J&J Snack Foods	615	28,948
	Kimberly-Clark	6,440	420,339
	Kraft Foods	11,000	344,960
	PepsiCo	2,770	178,416
	Procter & Gamble	7,920	487,872
	Safeway	15,100	355,454
†	Susser Holdings	2,620	34,296
	Walgreen	9,400	377,316
			3,873,768
Energy – 4.34%
	Berry Petroleum Class A	1,040	52,468
†	Bristow Group	745	35,239
†	Carrizo Oil & Gas	1,160	42,839
	Chevron	4,350	467,320
†	Complete Production Services	900	28,629
	ConocoPhillips	6,160	491,937
	EOG Resources	5,850	693,283
	EQT	830	41,417
	Exxon Mobil	4,980	418,967
†	Forest Oil	1,550	58,637
†	Key Energy Services	2,630	40,897
	Lufkin Industries	265	24,770
	Marathon Oil	9,470	504,845
	National Oilwell Varco	4,980	394,765
†	Newfield Exploration	1,520	115,535
	Occidental Petroleum	1,560	163,004
†	Pioneer Drilling	3,330	45,954
†	Rosetta Resources	545	25,909
	Schlumberger	1,880	175,329
†	Swift Energy	850	36,278
	Williams	11,200	349,216
			4,207,238
Financials – 4.88%
	AFLAC	1,420	74,948
	Allstate	10,900	346,402
	American Equity Investment Life Holding	2,505	32,866
	American Express	1,520	68,704
	Apollo Investment	2,760	33,286
	Bank of America	11,280	150,362
	Bank of New York Mellon	27,110	809,776
	BioMed Realty Trust	1,710	32,524
	Boston Private Financial Holdings	3,520	24,886
	Capital One Financial	2,200	114,312
	Cardinal Financial	2,105	24,544
	City Holding	630	22,277
	CME Group	1,250	376,938
	Delphi Financial Group	1,245	38,234
	Dime Community Bancshares	1,790	26,420
	DuPont Fabros Technology	1,205	29,221
	EastGroup Properties	735	32,318
	Entertainment Properties Trust	745	34,881
	Flushing Financial	1,755	26,150
	GFI Group	4,030	20,231
	Goldman Sachs Group	810	128,361

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
@	Harleysville Group	780	$25,841
	Home Bancshares	1,125	25,594
	Home Properties	650	38,318
	Host Hotels & Resorts	4,035	71,056
@	Independent Bank	780	21,068
†	IntercontinentalExchange	3,905	482,424
	JPMorgan Chase	4,940	227,734
	Marsh & McLennan	11,800	351,758
	Park National	385	25,726
†	Piper Jaffray	580	24,029
†	ProAssurance	490	31,051
	Prosperity Bancshares	865	36,996
	Provident Financial Services	1,945	28,786
	Prudential Financial	1,780	109,612
	Sabra Healthcare REIT	1,130	19,899
	Sovran Self Storage	815	32,233
†	Texas Capital Bancshares	875	22,741
	Travelers	7,790	463,349
	Trustmark	1,410	33,022
	Webster Financial	945	20,251
	Wells Fargo	5,850	185,445
			4,724,574
Healthcare – 5.49%
	Abbott Laboratories	2,160	105,948
†	Acorda Therapeutics	795	18,444
†	Air Methods	535	35,979
†	Align Technology	1,660	33,997
†	Alkermes	2,325	30,109
	Allergan	7,650	543,302
†	Amgen	1,660	88,727
†	AMN Healthcare Services	3,920	33,947
	Baxter International	6,400	344,128
	Cardinal Health	8,400	345,492
†	Catalyst Health Solutions	770	43,066
†	Celgene	1,230	70,762
†	Conmed	925	24,309
†	CryoLife	2,565	15,647
†	Express Scripts	2,260	125,679
†	Gen-Probe	970	64,360
†	Gilead Sciences	2,110	89,548
†	Haemonetics	460	30,148
†	Incyte	1,115	17,673
†	Inspire Pharmaceuticals	2,150	8,514
	Johnson & Johnson	6,420	380,385
†	Medco Health Solutions	9,800	550,367
	Merck	15,550	513,305
†	Merit Medical Systems	1,840	36,101
†	ONYX Pharmaceuticals	940	33,069
	Perrigo	3,600	286,272
	Pfizer	28,499	578,804
†	PharMerica	825	9,438
	Quest Diagnostics	6,400	369,408
†	Quidel	1,765	21,109
†	Regeneron Pharmaceuticals	800	35,952
†	SonoSite	950	31,654
†	Sun Healthcare Group	2,065	29,055
#	Synthes 144A	285	38,538
†	Thermo Fisher Scientific	1,800	99,990
	UnitedHealth Group	3,500	158,200
†	Vertex Pharmaceuticals	880	42,178
	West Pharmaceutical Services	715	32,011
			5,315,615
Industrials – 3.36%
	AAON	940	30,926
	Acuity Brands	535	31,292
†	Alaska Air Group	1,055	66,908
	Applied Industrial Technologies	1,105	36,752
	Barnes Group	1,305	27,248
†	Castle (A.M.)	840	15,859
	Caterpillar	950	105,783
†	Chart Industries	880	48,435
†	Columbus McKinnon	1,525	28,152
†	CRA International	640	18,451
	Cummins	800	87,696
	Deere	1,210	117,237
	Ducommun	880	21,032
	ESCO Technologies	710	27,087
†	Esterline Technologies	600	42,432
	Expeditors International Washington	6,900	345,966
	Fluor	1,220	89,865
	General Electric	4,060	81,403
†	Gibraltar Industries	2,345	27,976
	Granite Construction	615	17,282
	Honeywell International	2,180	130,168
†	Hub Group Class A	1,180	42,704
†	Huntington Ingalls Industries	958	39,771
†	Kadant	1,110	29,071
†	Kforce	1,935	35,411
	Koppers Holdings	900	38,430
	Lockheed Martin	440	35,376
	Manpower	1,090	68,539
	McGrath RentCorp	575	15,680
†	MYR Group/Delaware	1,380	33,010
	Norfolk Southern	1,560	108,061
	Northrop Grumman	5,750	360,583
	Republic Services	1,510	45,360
	Rockwell Collins	1,250	81,038
	Roper Industries	610	52,741
†	Tetra Tech	975	24,073
†	Titan Machinery	1,365	34,466
	Towers Watson Class A	580	32,167
	Tutor Perini	900	21,924
	Union Pacific	860	84,564
	United Stationers	605	42,985
	United Technologies	2,090	176,919

(continues)    19

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrial (continued)
†	URS	1,810	$83,351
	US Ecology	1,265	22,049
	Waste Management	9,300	347,262
			3,253,485
Information Technology – 9.99%
†	Adobe Systems	12,400	411,184
†	Amkor Technology	3,610	24,331
	Anixter International	550	38,440
†	Apple	3,340	1,163,822
†	Applied Micro Circuits	2,650	27,507
	Cisco Systems	6,100	104,615
†	EMC/Massachusetts	5,810	154,256
	Expedia	2,540	57,556
†	FARO Technologies	1,285	51,400
†	Google Class A	1,225	718,106
	Intel	22,520	454,228
	International Business Machines	2,670	435,397
†	Intuit	10,200	541,620
†	IPG Photonics	645	37,204
†	IXYS	1,945	26,121
†	j2 Global Communications	1,165	34,379
†	JDA Software Group	1,105	33,437
†	KEYW Holding	1,400	17,192
†	Lawson Software	2,165	26,197
†	Liquidity Services	1,465	26,165
†	LogMeIn	855	36,047
	MasterCard Class A	2,125	534,905
†	MEMC Electronic Materials	6,100	79,056
	Microsoft	9,280	235,341
†	Motorola Solutions	7,871	351,755
†	NetApp	1,610	77,570
†	NETGEAR	730	23,681
†	Nuance Communications	2,480	48,509
†	ON Semiconductor	6,490	64,056
†	priceline.com	1,175	595,067
†	Progress Software	1,257	36,566
	QUALCOMM	15,320	839,995
	Quality Systems	375	31,253
†	QuinStreet	1,305	29,663
†	Rackspace Hosting	755	32,352
†	Radiant Systems	1,435	25,400
†	Rofin-Sinar Technologies	965	38,118
†	SAVVIS	1,185	43,952
†	Semtech	1,205	30,149
†	SolarWinds	1,375	32,258
†	SS&C Technologies Holdings	1,765	36,041
†	Synaptics	1,005	27,155
†	TeleTech Holdings	1,675	32,462
†	Teradata	6,100	309,270
†	ValueClick	2,000	28,920
	VeriSign	8,200	296,922
†	ViaSat	595	23,705
	Visa Class A	7,950	585,279
†	Vocus	1,220	31,549
	Xerox	33,800	359,970
†	Yahoo	22,440	373,626
			9,673,749
Materials – 1.05%
	Celanese Class A	2,650	117,581
	Cliffs Natural Resources	730	71,744
†	Coeur d’Alene Mines	1,160	40,345
	Dow Chemical	2,950	111,363
	duPont (E.I.) deNemours	6,400	351,807
	Eastman Chemical	570	56,612
†	Ferro	2,245	37,245
†	KapStone Paper & Packaging	1,305	22,407
†	Owens-Illinois	2,120	64,003
	Rock-Tenn Class A	610	42,304
†	Rockwood Holdings	870	42,821
	Schulman (A.)	1,390	34,361
	Silgan Holdings	785	29,940
			1,022,533
Telecommunications – 2.08%
	Alaska Communications Systems Group	1,980	21,087
†	Arris Group	2,015	25,671
	AT&T	18,160	555,696
	Atlantic Tele-Network	460	17,107
†	Crown Castle International	13,600	578,680
†	Knology	1,930	24,916
	NTELOS Holdings	1,325	24,393
	Plantronics	795	29,113
†	Polycom	6,900	357,765
†	RigNet	1,325	24,089
	Verizon Communications	9,300	358,422
			2,016,939
Utilities – 0.98%
	AGL Resources	1,450	57,768
	Cleco	840	28,804
	Edison International	9,400	343,946
	MDU Resources Group	2,460	56,506
	NorthWestern	590	17,877
	OGE Energy	1,090	55,110
	Progress Energy	7,600	350,663
	UIL Holdings	610	18,617
	UNITIL	825	19,437
			948,728
Total U.S. Markets (cost $30,643,092)			39,153,474

§Developed Markets – 25.10%
Consumer Discretionary – 3.66%
	Bayerische Motoren Werke	3,889	324,406
	BIC	360	31,999
	Bunzl	3,600	42,993
	Christian Dior	220	30,970

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Discretionary (continued)
Cie Financiere Richemont Class A	960	$55,447
City Developments	4,000	36,555
Daimler	580	41,099
Don Quijote	4,900	154,879
Heenes & Mauritz Class B	1,420	47,145
Honda Motor	2,500	93,928
Husqvarna Class B	5,200	44,561
Lifestyle International Holdings	16,000	38,298
LVMH Moet Hennessy Louis Vuitton	285	45,116
Marubeni	5,000	36,008
McDonald’s Holdings Japan	1,000	24,142
Metropole Television	1,400	36,586
Nintendo	300	81,046
Panasonic	2,000	25,440
Pirelli & C	3,800	33,389
PPR	1,158	177,487
Publicis Groupe	4,434	248,684
Secom	1,000	46,468
Sky City Entertainment Group	12,500	32,237
Sodexo	635	46,373
Sony	1,300	41,638
Stanley Electric	2,000	33,063
Sumitomo Electric Industries	3,100	42,899
Sumitomo Rubber Industries	4,268	43,616
Suzuki Motor	2,000	44,701
Swatch Group	85	37,581
Swatch Group Bearer Shares	370	29,407
Takashimaya	3,000	19,152
Techtronic Industries	187,500	260,320
Toyota Motor	11,186	450,533
Vivendi	13,527	386,285
Whitbread	1,500	39,701
Yamada Denki	616	41,548
Yue Yuen Industrial Holdings	94,000	299,078
		3,544,778
Consumer Staples – 3.12%
Anheuser-Busch InBev	1,500	85,447
Aryzta	7,779	398,054
Asahi Breweries	1,900	31,592
British American Tobacco	2,800	112,377
Carrefour	590	26,121
Coca Cola Hellenic Bottling	1,050	28,199
Coca-Cola Amatil	14,334	174,188
Colruyt	770	40,551
Danone	690	45,075
Diageo	2,825	53,699
Golden Agri-Resources	65,000	35,580
Greggs	34,445	281,515
Imperial Tobacco Group	2,080	64,295
Kao	2,000	49,895
Kerry Group Class A	1,030	38,347
Koninklijke Ahold	4,540	60,918
Lindt & Spruengli	8	23,107
L’Oreal	200	23,299
Metro	4,579	313,306
Nestle	5,470	313,550
Parmalat	120,583	403,984
Reckitt Benckiser Group	1,400	71,909
SABMiller	1,725	61,083
Tesco	11,550	70,589
Unilever	1,965	61,614
Unilever CVA	1,330	40,536
Wesfarmers	1,250	41,119
Woolworths	2,600	72,341
		3,022,290
Energy – 1.13%
Aggreko	1,500	37,921
BG Group	5,375	133,728
† Enel Green Power	18,000	49,948
Fugro CVA	440	38,773
† Nabors Industries	2,610	79,292
Neste Oil	1,870	38,560
Noble	1,780	81,204
Petrofac	1,650	39,410
Santos	4,100	65,993
Societe Technip	520	55,455
Total	6,432	391,553
Woodside Petroleum	1,725	83,564
		1,095,401
Financials – 3.30%
Alterra Capital Holdings	1,140	25,468
Assicurazioni Generali	3,125	67,671
AXA	19,780	413,335
Banco Santander	30,347	352,320
Bank of East Asia	8,000	33,989
BOC Hong Kong Holdings	16,500	53,770
Daito Trust Construction	600	41,335
Danske Bank	2,050	45,394
Hong Kong Exchanges & Clearing	2,100	45,623
HSBC Holdings	26,100	268,368
† Lloyds Banking Group	76,050	70,865
Man Group	12,000	47,334
Mitsubishi UFJ Financial Group	65,814	303,848
† Natixis	5,200	29,411
Nordea Bank	29,139	318,938
Schroders	1,600	44,555
Sony Financial Holdings	2,400	47,610
Standard Chartered	15,772	409,099
Sun Hung Kai Properties	4,000	63,351
Tokio Marine Holdings	2,000	53,478
† UBS	6,130	109,986
UniCredit	143,641	355,023
		3,200,771
(continues)    21

Statements of net assets

Delaware Foundation® Growth Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Healthcare – 2.10%
Fresenius	550	$51,055
Getinge Class B	1,800	44,422
† ICON ADR	1,195	25,800
Meda Class A	42,307	407,446
Novartis	6,185	335,478
Novo Nordisk ADR	3,450	432,043
Novo Nordisk Class B	930	116,842
Novozymes B Shares	300	45,931
Roche Holding	980	139,985
Sanofi-Aventis	4,696	329,265
Santen Pharmaceutical	1,000	39,856
Shire	2,200	63,911
		2,032,034
Industrials – 5.56%
ABB	4,350	104,476
Aker Solutions	1,890	43,437
Alfa Laval	2,300	49,948
Alstom	6,324	373,955
Asahi Glass	20,000	251,518
Assa Abloy Class B	1,650	47,437
Brother Industries	3,100	45,545
Central Japan Railway	7	55,461
Cie de Saint-Gobain	6,817	417,405
Deutsche Post	26,956	487,075
East Japan Railway	1,000	55,606
European Aeronautic Defense & Space	2,050	59,674
FANUC	200	30,274
Finmeccanica	28,098	353,606
FUJIFILM Holdings	1,000	30,971
Hankyu Hanshin Holdings	10,000	46,168
Hochtief	510	54,750
IHI	17,000	41,491
ITOCHU	36,873	386,129
Johnson Matthey	1,475	44,008
Keppel	5,396	52,652
Komatsu	1,400	47,550
Konica Minolta Holdings	4,000	33,520
Koninklijke Philips Electronics	12,231	390,962
Kurita Water Industries	1,000	29,564
Mitsubishi Heavy Industries	10,000	45,927
Mitsui Engineer & Shipbuilding	10,000	23,925
Qantas Airways	18,200	41,069
Rolls-Royce Group	6,750	67,023
Schneider Electric	400	68,366
SembCorp Industries	10,000	41,331
Siemens	960	131,616
Sika	17	40,941
Singapore Airlines	30,688	333,039
SKF Class B	1,525	44,399
Teleperformance	13,034	491,441
Tianjin Development Holdings	26,000	22,360
Tokyu	10,000	41,479
Vallourec	3,715	416,768
Wartsila	1,175	45,877
		5,388,743
Information Technology – 1.40%
Accenture Class A	1,800	98,946
ASM Pacific Technology	2,850	35,777
Canon	2,000	87,045
† CGI Group Class A	36,422	763,674
Computershare	4,300	41,216
Dassault Systemes	520	39,964
† InterXion Holding	870	11,310
Kyocera	500	50,676
Nokia	7,454	63,753
Sage Group	7,600	33,904
SAP	1,620	99,181
Yahoo Japan	88	31,486
		1,356,932
Materials – 3.01%
Agrium	910	83,957
Air Liquide	375	49,829
Anglo American	1,785	91,827
Anglo American ADR	1,500	38,555
Antofagasta	1,740	37,987
ArcelorMittal	5,636	203,877
Bayer	870	67,690
BHP Billiton	3,650	144,032
BHP Billiton Limited	5,300	255,429
JFE Holdings	1,000	29,264
Kansai Paint	3,000	26,005
Kazakhmys	1,850	41,368
Lafarge	5,342	333,223
Linde	470	74,202
Lonza Group	525	44,041
Newcrest Mining	1,625	66,979
Nitto Denko	1,000	53,021
OZ Minerals	25,050	41,357
Rexam	65,500	381,818
Rio Tinto	2,300	161,560
Rio Tinto Limited	765	67,109
Sumitomo Metal Mining	3,000	51,614
Syngenta	175	56,873
Syngenta ADR	6,100	397,536
Wacker Chemie	145	32,612
Xstrata	3,540	82,736
		2,914,501
Telecommunications – 1.23%
China Mobile ADR	3,500	161,840
China Unicom Hong Kong ADR	8,017	133,082
Mobistar	570	39,518
Softbank	800	31,933
Tele2 Class B	1,790	41,339

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Telecommunications (continued)
	Telefonica	14,978	$374,972
	TELUS	1,745	89,212
	Vodafone Group	75,126	212,699
	Vodafone Group ADR	3,760	108,100
			1,192,695
Utilities – 0.59%
	Electricite de France	1,300	53,834
	Enagas	1,950	43,996
	National Grid	35,919	342,249
	Scottish & Southern Energy	2,850	57,649
	Shikoku Electric Power	1,000	27,208
	Tokyo Gas	10,000	45,687
			570,623
Total Developed Markets
	(cost $21,239,723)		24,318,768

XEmerging Markets – 12.02%
Consumer Discretionary – 0.49%
†	Grupo Televisa ADR	4,100	100,573
	Hyundai Department Store	1,195	154,756
†	Leoch International Technology	4,000	1,820
	Mahindra & Mahindra	3,061	48,126
	Santos Brasil Participacoes	3,900	63,268
	Turk Sise ve Cam Fabrikalari	19,994	45,042
†	Wal-Mart de Mexico Series V	14,687	44,072
†	Xueda Education Group ADR	1,900	18,164
			475,821
Consumer Staples – 0.64%
	Brazil Foods ADR	3,900	74,451
@	Cresud ADR	3,980	72,038
	Fomento Economico Mexicano ADR	775	45,493
	KT&G	2,749	143,154
	Lotte Chilsung Beverage	125	122,435
	Lotte Confectionery	57	77,923
	Tingyi Cayman Islands Holding	10,245	25,050
	Tsingtao Brewery	7,202	34,349
	United Spirits	977	22,477
			617,370
Energy – 2.34%
	China Petroleum & Chemical ADR	425	42,747
	CNOOC	141,000	355,269
	CNOOC ADR	200	50,608
	Delek Group	145	39,250
	Gazprom ADR	5,600	181,272
	LUKOIL ADR	1,100	78,529
	Oil India	2,096	61,746
	PetroChina ADR	525	79,931
	Petroleo Brasileiro SA ADR	10,975	443,718
	Petroleo Brasileiro SP ADR	10,500	373,170
†	Polski Koncern Naftowy Orlen	2,653	49,191
	PTT	6,346	74,276
	PTT Exploration & Production	3,917	23,571
#	Reliance Industries GDR 144A	2,986	141,596
†	Rosneft Oil GDR	12,100	110,534
	Sasol ADR	1,600	92,720
	Tambang Batubara Bukit Asam	28,500	68,734
			2,266,862
Financials – 2.39%
	ABSA Group	2,022	40,784
	Banco Bradesco ADR	2,729	56,622
	Banco Santander Brasil ADR	8,000	98,080
	Bangkok Bank	12,366	70,324
	Bank of China	126,500	70,414
	Cathay Financial Holding	30,050	49,615
	China Construction Bank	97,933	91,778
	Credicorp	500	52,465
	Cyrela Brazil Realty	4,941	46,767
	Fubon Financial Holding	48,897	64,935
	Grupo Financiero Banorte	8,500	40,010
	Hong Leong Bank	14,600	47,517
	ICICI Bank ADR	1,000	49,830
†	Industrial & Commercial Bank of China	113,600	94,339
	IRSA Inversiones y
	Representaciones ADR	1,800	24,948
	Itau Unibanco Holding ADR	1,000	24,050
	KB Financial Group ADR	3,993	208,315
	KLCC Property Holdings	59,400	65,553
	Malayan Banking	23,830	70,549
	OTP Bank	3,136	92,800
	Powszechna Kasa Oszczednosci
	Bank Polski	4,457	68,592
	Powszechny Zaklad Ubezpieczen	706	88,513
†	Samsung Life Insurance	1,470	138,085
	Sberbank	56,016	210,508
	Standard Bank Group	9,395	144,433
	State Bank of India	382	23,714
	Turkiye Is Bankasi Class C	13,763	44,013
†	UEM Land Holdings	118,814	111,100
	VTB Bank GDR	18,500	129,500
			2,318,153
Healthcare – 0.07%
†	Hypermarcas	5,300	69,809
			69,809
Industrials – 0.34%
	All America Latina Logistica	4,000	32,960
	Elbit Systems	520	28,959
†	Empresas ADR	5,100	46,512
†	Gol Linhas Aereas Inteligentes ADR	3,300	45,309
	Siam Cement NVDR	3,900	45,260
†	Torunlar Gayrimenkul Yatirim Ortakligi	9,023	39,953
	Ultratech Cement	2,050	52,073
	United Tractors	16,012	39,904
			330,930

(continues)    23

Statements of net assets
Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology – 2.45%
Alibaba.com		29,000	$49,732
B2W Cia Global Do Varejo		2,675	36,709
† Check Point Software Technologies		2,470	126,094
† Ctrip.com International ADR		7,600	315,324
Hon Hai Precision Industry		50,320	176,261
HTC		15,800	617,921
LG Display ADR		2,400	37,752
LG Electronics		974	93,269
MediaTek		1,002	11,518
† MStar Semiconductor		3,000	24,588
Samsung Electronics		297	252,443
† Shanda Interactive Entertainment ADR		2,200	92,378
† Sina		1,200	128,448
† Sohu.com		1,900	169,784
Taiwan Semiconductor Manufacturing		43,074	103,419
Taiwan Semiconductor
Manufacturing ADR		4,500	54,810
United Microelectronics		160,000	83,251
			2,373,701
Materials – 1.71%
Anglo Platinum		800	82,425
ArcelorMittal South Africa		5,695	75,766
Braskem ADR		2,900	78,097
Cemex ADR		16,008	142,949
Cia de Minas Buenaventura ADR		2,100	90,237
† Fibria Celulose ADR		5,597	91,903
Impala Platinum Holdings		1,658	47,973
Israel Chemicals		4,000	65,862
KCC		345	114,371
MMC Norilsk Nickel ADR		3,385	89,499
† Petronas Chemicals Group		27,100	64,829
POSCO ADR		750	85,718
Steel Authority of India		1,719	6,545
Vale ADR		18,450	615,307
			1,651,481
Telecommunications – 1.36%
America Movil ADR		850	49,385
China Telecom		48,000	29,310
Chunghwa Telecom ADR		8,024	250,028
KT ADR		5,300	103,509
LG Uplus		9,004	50,830
Mobile Telesystems ADR		13,200	280,236
MTN Group		2,386	48,168
SK Telecom ADR		9,500	178,695
Turkcell Iletisim Hizmet ADR		7,650	114,980
Vivo Participacoes ADR		1,600	64,608
Vodacom Group		12,432	145,877
			1,315,626
Utilities – 0.23%
Centrais Eletricas Brasileiras ADR		4,500	69,795
@† Enel OGK-5 OJSC GDR		100	470
@ Huaneng Power International ADR		1,650	38,759
Light		2,500	43,282
Polska Grupa Energetyczna		8,738	70,469
			222,775
Total Emerging Markets
(cost $9,365,277)			11,642,528

Total Common Stock
(cost $61,248,092)			75,114,770

Convertible Preferred Stock – 0.05%
Apache 6.00% exercise price $109.12,
expiration date 8/1/13		200	14,171
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		5	5,058
# Chesapeake Energy 144A 5.75%
exercise price $27.94,
expiration date 12/31/49		8	10,820
Healthsouth 6.50%
exercise price $30.50,
expiration date 12/31/49		11	11,594
Sandridge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		50	9,054
Total Convertible Preferred Stock
(cost $46,126)			50,697

Exchange-Traded Fund – 0.02%
iShares MSCI EAFE Growth Index		250	15,560
Total Exchange-Traded Fund
(cost $15,484)			15,560

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.37%
Fannie Mae REMICs
Series 2003-26 AT
5.00% 11/25/32	USD	45,000	47,858
Series 2003-32 PH
5.50% 3/25/32		41,407	43,930
Series 2010-29 PA
4.50% 10/25/38		87,650	92,087
Series 2010-41 PN
4.50% 4/25/40		20,000	19,914
Freddie Mac REMICs Series 2512
PG 5.50% 10/15/22		75,000	82,185
GNMA Series 2010-113 KE
4.50% 9/20/40		50,000	49,800
NCUA Guaranteed Notes Series
2010-C1 A2 2.90% 10/29/20		20,000	19,471
Total Agency Collateralized Mortgage
Obligations (cost $349,266)			355,245

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities – 2.62%
	Fannie Mae S.F. 15 yr
	4.00% 7/1/25	USD	38,641	$39,782
	4.00% 8/1/25		50,005	51,482
	4.00% 11/1/25		53,711	55,356
	5.50% 7/1/22		25,615	27,750
	Fannie Mae S.F. 15 yr TBA
	4.50% 4/1/26		210,000	220,074
	5.50% 4/1/26		125,000	135,195
	Fannie Mae S.F. 20 yr
	5.50% 8/1/28		25,426	27,276
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36		150,913	158,822
	5.00% 7/1/40		156,115	163,613
	6.50% 2/1/36		10,682	12,074
	Fannie Mae S.F. 30 yr TBA
	4.00% 4/1/41		215,000	211,440
	5.50% 4/1/41		190,000	203,181
	6.00% 4/1/41		1,070,000	1,163,626
	Freddie Mac S.F. 30 yr TBA
	6.50% 4/1/41		65,000	72,739
Total Agency Mortgage-Backed
	Securities (cost $2,529,271)			2,542,410

Commercial Mortgage-Backed Securities – 0.94%
#	American Tower Trust Series
	2007-1A AFX 144A
	5.42% 4/15/37		25,000	26,810
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.45% 6/10/39		100,000	107,660
	•Series 2005-1 A5
	5.167% 11/10/42		10,000	10,724
	Series 2006-4 A4
	5.634% 7/10/46		110,000	118,483
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		40,000	42,992
	•Series 2005-PW10 A4
	5.405% 12/11/40		25,000	26,743
	•Series 2005-T20 A4A
	5.149% 10/12/42		25,000	26,927
	•Series 2006-PW12 A4
	5.723% 9/11/38		40,000	43,876
	Series 2007-PW15 A4
	5.331% 2/11/44		25,000	26,190
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		15,000	16,005
	#Series 2010-C1 A1 144A
	3.156% 7/10/46		19,853	19,795
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		100,000	104,476
	•Series 2004-GG2 A6
	5.396% 8/10/38		45,000	48,202
	Series 2005-GG4 A4
	4.761% 7/10/39		15,000	15,646
	Series 2005-GG4 A4A
	4.751% 7/10/39		20,000	21,044
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.202% 12/15/44		15,000	16,074
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		25,000	26,238
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41		160,000	171,406
	Series 2007-T27 A4
	5.646% 6/11/42		40,000	43,929
Total Commercial Mortgage-Backed
	Securities (cost $840,920)			913,220

Convertible Bonds – 0.52%
Aerospace & Defense – 0.01%
	AAR 1.75% exercise price $29.43,
	expiration date 2/1/26		10,000	11,288
				11,288
Automobiles & Automotive Parts – 0.02%
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		15,000	14,869
				14,869
Banking, Finance & Insurance – 0.02%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		8,000	8,570
	Jefferies Group 3.875%
	exercise price $38.72,
	expiration date 11/1/29		13,000	13,569
				22,139
Basic Materials – 0.03%
#	Rayonier TRS Holdings 144A 4.50%
	exercise price $50.24,
	expiration date 8/15/15		9,000	12,173
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		14,000	19,757
				31,930

(continues)    25

Statements of net assets
Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Capital Goods – 0.02%
#	Altra Holdings 144A 2.75%
	exercise price $27.70,
	expiration date 3/1/31	USD	6,000	$6,540
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		6,000	8,408
				14,948
Computers & Technology – 0.04%
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16		12,000	16,184
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		10,000	9,988
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/15/17		11,000	12,513
				38,685
Electronics & Electrical Equipment – 0.06%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15		14,000	14,507
	Intel 2.95% exercise price $30.75,
	expiration date 12/15/35		10,000	10,338
	Linear Technology 3.00%
	exercise price $44.72,
	expiration date 5/1/27		20,000	21,574
	Rovi 2.625% exercise price $47.36,
	expiration date 2/15/40		6,000	7,973
				54,392
Energy – 0.03%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		11,000	10,161
	Peabody Energy 4.75%
	exercise price $58.40,
	expiration date 12/15/41		5,000	6,650
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		10,000	9,888
				26,699
Healthcare & Pharmaceuticals – 0.07%
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16		7,000	7,928
	Amgen 0.375%
	exercise price $79.48,
	expiration date 2/1/13		15,000	14,981
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/15/16		6,000	6,345
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		20,000	19,399
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/15/14		14,000	14,980
	Medtronic 1.625%
	exercise price $54.79,
	expiration date 4/15/13		9,000	9,315
				72,948
Leisure, Lodging & Entertainment – 0.05%
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 10/1/14		9,000	12,859
	International Game Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14		8,000	9,220
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/15/27		25,000	22,750
				44,829
Packaging & Containers – 0.01%
#	Owens-Brockway Glass Container
	144A 3.00% exercise price $47.47,
	expiration date 6/1/15		9,000	9,169
				9,169
Real Estate – 0.05%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49,
	expiration date 4/15/29		6,000	8,738
	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 12/1/29		10,000	11,413
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09,
	expiration date 1/15/30		10,000	13,937
	National Retail Properties 5.125%
	exercise price $25.42,
	expiration date 6/15/28		14,000	16,362
				50,450
Telecommunications – 0.11%
	Alaska Communications Systems
	Group 5.75% exercise price
	$12.90, expiration date 3/1/13		14,000	14,997
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		15,000	14,588
#	Clearwire Communications/Finance
	144A 8.25% exercise price $7.08,
	expiration date 12/1/40		8,000	8,850
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		37,000	35,889
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		13,000	13,130

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Telecommunications (continued)
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14	USD	6,000	$8,790
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		12,000	14,520
				110,764
Total Convertible Bonds
	(cost $439,212)			503,110

Corporate Bonds – 10.59%
Banking – 1.22%
	Bank of America 6.50% 8/1/16		60,000	66,473
	BB&T 5.25% 11/1/19		110,000	112,725
•	BB&T Capital Trust IV 6.82% 6/12/57		15,000	14,981
	Capital One Capital V 10.25% 8/15/39		43,000	46,924
	City National 5.25% 9/15/20		30,000	29,731
	Fifth Third Bancorp 3.625% 1/25/16		85,000	85,018
•	Fifth Third Capital Trust IV 6.50% 4/15/37		20,000	19,625
	JPMorgan Chase 4.40% 7/22/20		160,000	154,906
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		50,000	50,411
	PNC Funding
	5.125% 2/8/20		135,000	142,349
	5.25% 11/15/15		20,000	21,530
	5.625% 2/1/17		52,000	56,475
	Rabobank Nederland
	2.125% 10/13/15		15,000	14,489
	SunTrust Banks 3.60% 4/15/16		25,000	24,879
•	SunTrust Capital VIII
	6.10% 12/15/36		50,000	48,906
	SVB Financial Group
	5.375% 9/15/20		50,000	49,272
•	USB Capital IX 6.189% 4/10/49		65,000	55,088
	Wachovia
	•0.673% 10/15/16		20,000	19,409
	5.25% 8/1/14		10,000	10,703
	5.625% 10/15/16		45,000	48,687
	Wells Fargo 4.60% 4/1/21		35,000	34,680
•	Wells Fargo Capital XIII 7.70% 12/29/49		45,000	46,575
	Zions Bancorporation
	5.65% 5/15/14		9,000	9,183
	7.75% 9/23/14		20,000	21,737
				1,184,756
Basic Industry – 0.80%
	AK Steel 7.625% 5/15/20		10,000	10,250
	Alcoa
	5.55% 2/1/17		10,000	10,588
	6.15% 8/15/20		12,000	12,703
	6.75% 7/15/18		10,000	11,088
#	Algoma Acqusition 144A
	9.875% 6/15/15		20,000	18,500
	ArcelorMittal
	5.50% 3/1/21		40,000	39,491
	9.85% 6/1/19		50,000	63,532
	Century Aluminum
	8.00% 5/15/14		22,000	22,935
	CF Industries 7.125% 5/1/20		32,000	36,400
	Cliffs Natural Resources
	4.875% 4/1/21		50,000	49,415
	5.90% 3/15/20		15,000	16,025
	Compass Minerals International
	8.00% 6/1/19		15,000	16,425
	Dow Chemical
	4.25% 11/15/20		19,000	18,216
	8.55% 5/15/19		78,000	98,746
	duPont (E.I.) deNemours 3.625% 1/15/21		75,000	71,364
#	Georgia-Pacific 144A 5.40% 11/1/20		50,000	49,465
	Hexion U.S. Nova Scotia/Finance
	8.875% 2/1/18		18,000	19,125
	International Paper 9.375% 5/15/19		65,000	83,790
#	MacDermid 144A 9.50% 4/15/17		7,000	7,473
	Momentive Performance Materials
	11.50% 12/1/16		25,000	26,938
•	Noranda Aluminum Acquisition
	PIK 5.193% 5/15/15		14,890	14,406
#	Novelis 144A 8.75% 12/15/20		20,000	22,100
	Reliance Steel & Aluminum
	6.85% 11/15/36		14,000	13,742
	Ryerson
	•7.679% 11/1/14		3,000	2,888
	12.00% 11/1/15		19,000	20,710
	Steel Dynamics 7.75% 4/15/16		5,000	5,350
	Teck Resources 9.75% 5/15/14		13,000	15,805
				777,470
Brokerage – 0.26%
	E TRADE Financial PIK 12.50% 11/30/17		26,000	31,135
	Goldman Sachs Group
	3.625% 2/7/16		75,000	74,374
	5.375% 3/15/20		35,000	35,599
	6.25% 2/1/41		25,000	24,980
	Jefferies Group
	6.25% 1/15/36		5,000	4,636
	6.45% 6/8/27		30,000	30,191
	Lazard Group 6.85% 6/15/17		45,000	47,964
				248,879
Capital Goods – 0.33%
	Allied Waste North America
	6.875% 6/1/17		70,000	76,395
	7.125% 5/15/16		23,000	24,032
	Anixter 10.00% 3/15/14		3,000	3,473
#	Berry Plastics 144A 9.75% 1/15/21		20,000	19,900
	Case New Holland 7.75% 9/1/13		12,000	13,125
	Casella Waste Systems 11.00% 7/15/14		4,000	4,550

(continues)    27

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Graham Packaging/GPC Capital I
	8.25% 10/1/18	USD	10,000	$10,775
	9.875% 10/15/14		7,000	7,271
	Jabil Circuit 7.75% 7/15/16		8,000	9,120
#	Plastipak Holdings 144A 10.625% 8/15/19		10,000	11,450
	Ply Gem Industries 13.125% 7/15/14		30,000	33,300
	Pregis 12.375% 10/15/13		19,000	18,834
	RBS Global/Rexnord 11.75% 8/1/16		14,000	15,085
	Sanmina-SCI 8.125% 3/1/16		21,000	21,840
	Smurfit Kappa Funding 7.75% 4/1/15		15,000	15,413
	Temple-Inland 6.875% 1/15/18		25,000	27,104
	Trimas 9.75% 12/15/17		10,000	11,063
				322,730
Consumer Cyclical – 0.72%
#	Allison Transmission 144A 11.00% 11/1/15		22,000	23,980
	American Axle & Manufacturing
	7.875% 3/1/17		9,000	9,180
#	Ameristar Casinos 144A 7.50% 4/15/21		25,000	25,000
	ArvinMeritor 8.125% 9/15/15		28,000	29,260
#	Beazer Homes USA 144A 9.125% 5/15/19		10,000	10,163
	Best Buy 5.50% 3/15/21		15,000	14,746
	CKE Restaurants 11.375% 7/15/18		18,000	19,935
	Dave & Buster’s 11.00% 6/1/18		5,000	5,450
#	Dunkin Finance 144A
	9.625% 12/1/18		13,000	13,309
#	Equinox Holdings 144A
	9.50% 2/1/16		3,000	3,244
	Family Dollar Stores 5.00% 2/1/21		45,000	44,294
	Ford Motor 7.45% 7/16/31		44,000	47,854
	Hanesbrands 6.375% 12/15/20		40,000	39,200
	Harrah’s Operating 10.00% 12/15/18		49,000	44,957
	K Hovnanian Enterprises 10.625% 10/15/16		14,000	14,945
#	M/I Homes 144A 8.625% 11/15/18		15,000	15,056
	Macy’s Retail Holdings 5.90% 12/1/16		23,000	24,840
#	Marina District Finance 144A
	9.875% 8/15/18		10,000	10,513
	MGM MIRAGE 11.375% 3/1/18		52,000	57,979
	Mobile Mini 6.875% 5/1/15		5,000	5,175
	Mohawk Industries 6.125% 1/15/16		9,000	9,698
	NCL 11.75% 11/15/16		7,000	8,120
	New Albertsons 7.25% 5/1/13		7,000	7,158
	Norcraft Finance 10.50% 12/15/15		5,000	5,369
	Norcraft Holdings 9.75% 9/1/12		18,000	17,910
	OSI Restaurant Partners
	10.00% 6/15/15		12,000	12,630
#	Pinafore 144A 9.00% 10/1/18		25,000	27,250
	Pinnacle Entertainment 8.75% 5/15/20		28,000	29,260
#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		7,000	7,280
	Royal Caribbean Cruises 7.00% 6/15/13		7,000	7,490
	Ryland Group 8.40% 5/15/17		12,000	13,380
	Sally Holdings 10.50% 11/15/16		18,000	19,665
#	Sealy Mattress 144A 10.875% 4/15/16		8,000	9,100
#	Sears Holdings 144A 6.625% 10/15/18		15,000	14,625
	Standard Pacific 10.75% 9/15/16		15,000	17,550
	Wyndham Worldwide
	5.625% 3/1/21		20,000	19,849
	5.75% 2/1/18		10,000	10,376
				695,790
Consumer Non-Cyclical – 1.35%
	Alere 9.00% 5/15/16		11,000	11,770
	Amgen 3.45% 10/1/20		70,000	66,004
	Anheuser-Busch Inbev Worldwide
	5.375% 11/15/14		50,000	55,144
	Archer-Daniels-Midland 4.70% 3/1/41		15,000	15,413
	Bio-Rad Laboratories
	4.875% 12/15/20		70,000	69,213
	8.00% 9/15/16		9,000	10,013
#	Blue Merger Sub 144A 7.625% 2/15/19		20,000	20,375
#	Bumble Bee Acquisition 144A
	9.00% 12/15/17		20,000	20,900
	CareFusion 6.375% 8/1/19		85,000	95,171
	Celgene
	2.45% 10/15/15		15,000	14,532
	3.95% 10/15/20		65,000	61,457
	Covidien International Finance
	4.20% 6/15/20		80,000	79,519
	Delhaize Group 5.70% 10/1/40		43,000	39,428
#	DJO Finance 144A 9.75% 10/15/17		5,000	5,275
#	Dole Food 144A 8.00% 10/1/16		9,000	9,596
	Genzyme 3.625% 6/15/15		75,000	77,988
	Hospira 6.40% 5/15/15		55,000	61,806
	Ingles Markets 8.875% 5/15/17		12,000	12,945
	International CCE 3.50% 9/15/20		75,000	70,967
	Jarden 6.125% 11/15/22		15,000	14,738
	Kraft Foods
	6.125% 8/23/18		40,000	44,800
	6.50% 8/11/17		50,000	57,093
	Life Technologies 6.00% 3/1/20		30,000	32,368
	LVB Acquisition
	11.625% 10/15/17		10,000	11,200
	PIK 10.375% 10/15/17		10,000	11,038
	McKesson 4.75% 3/1/21		35,000	35,566
	Medco Health Solutions
	4.125% 9/15/20		45,000	43,460
	7.125% 3/15/18		35,000	40,875
	Merck 3.875% 1/15/21		30,000	29,423
#	Mylan 144A 6.00% 11/15/18		15,000	15,075
	Safeway 3.95% 8/15/20		35,000	33,169
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20		10,000	10,313
	Smithfield Foods 10.00% 7/15/14		5,000	5,913
	Supervalu 8.00% 5/1/16		12,000	12,060
	Tops Markets 10.125% 10/15/15		7,000	7,560
	Tyson Foods 10.50% 3/1/14		14,000	16,870
#	Viskase 144A 9.875% 1/15/18		21,000	22,733
	Yankee Acquisition 9.75% 2/15/17		17,000	18,169
	Zimmer Holdings 4.625% 11/30/19		45,000	46,688
				1,306,627

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy – 1.71%
	AmeriGas Partners 7.125% 5/20/16	USD	15,000	$15,638
	Anadarko Petroleum 5.95% 9/15/16		40,000	43,546
	Antero Resources Finance
	9.375% 12/1/17		7,000	7,665
	Berry Petroleum 10.25% 6/1/14		8,000	9,320
	Buckeye Partners 4.875% 2/1/21		80,000	79,621
	Chesapeake Energy
	6.125% 2/15/21		5,000	5,169
	6.50% 8/15/17		11,000	11,949
	9.50% 2/15/15		3,000	3,735
	Complete Production Service
	8.00% 12/15/16		21,000	22,260
	Comstock Resources 7.75% 4/1/19		5,000	5,094
	Copano Energy 7.75% 6/1/18		12,000	12,600
	Ecopetrol 7.625% 7/23/19		41,000	47,458
	El Paso
	6.875% 6/15/14		9,000	10,098
	7.00% 6/15/17		7,000	7,869
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11		5,000	5,096
•	Enbridge Energy Partners
	8.05% 10/1/37		35,000	37,197
	Energy Transfer Partners
	9.70% 3/15/19		60,000	78,430
#	ENI 144A 4.15% 10/1/20		100,000	93,934
	Ensco 4.70% 3/15/21		40,000	39,782
	Enterprise Products Operating
	•7.034% 1/15/68		55,000	57,139
	9.75% 1/31/14		65,000	77,936
	EOG Resources 4.10% 2/1/21		65,000	63,056
	Forest Oil 7.25% 6/15/19		15,000	15,750
#	Headwaters 144A 7.625% 4/1/19		15,000	15,075
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		25,000	26,500
#	Hercules Offshore 144A
	10.50% 10/15/17		19,000	19,570
#	Hilcorp Energy Finance I 144A
	7.625% 4/15/21		10,000	10,525
	7.75% 11/1/15		9,000	9,360
	Holly 9.875% 6/15/17		12,000	13,620
#	Inergy Finance 144A 6.875% 8/1/21		10,000	10,438
	International Coal Group
	9.125% 4/1/18		15,000	17,100
	Kinder Morgan Energy Partners
	9.00% 2/1/19		65,000	82,617
#	Linn Energy 144A 8.625% 4/15/20		10,000	11,150
#	Murray Energy 144A
	10.25% 10/15/15		17,000	18,360
#	NFR Energy 144A 9.75% 2/15/17		10,000	9,950
	Noble Energy 8.25% 3/1/19		45,000	56,701
	OPTI Canada
	7.875% 12/15/14		9,000	4,804
	8.25% 12/15/14		12,000	6,465
	#144A 9.00% 12/15/12		15,000	15,319
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		20,000	20,162
	Petrobras International Finance
	5.375% 1/27/21		50,000	50,401
	5.75% 1/20/20		10,000	10,366
	5.875% 3/1/18		5,000	5,321
	PetroHawk Energy
	7.875% 6/1/15		13,000	13,845
	#144A 7.25% 8/15/18		15,000	15,525
	Petroleum Development
	12.00% 2/15/18		12,000	13,665
	Plains All American Pipeline
	8.75% 5/1/19		50,000	62,647
	Pride International 6.875% 8/15/20		35,000	39,856
	Quicksilver Resources 7.125% 4/1/16		9,000	8,933
	Range Resources 8.00% 5/15/19		12,000	13,290
#	SandRidge Energy 144A
	9.875% 5/15/16		34,000	37,910
•	TransCanada PipeLines 6.35% 5/15/67		75,000	75,400
	Transocean 6.50% 11/15/20		65,000	71,795
	Weatherford International
	Bermuda 9.625% 3/1/19		30,000	38,263
	Williams 8.75% 3/15/32		5,000	6,489
	Williams Partners/Finance
	7.25% 2/1/17		20,000	23,451
#	Woodside Finance 144A
	8.125% 3/1/14		60,000	68,970
				1,654,185
Financials – 0.33%
#	ERAC USA Finance 144A 5.25% 10/1/20		40,000	41,263
	FTI Consulting 7.75% 10/1/16		15,000	15,750
	General Electric Capital
	4.375% 9/16/20		70,000	68,156
	5.30% 2/11/21		30,000	30,528
	6.00% 8/7/19		99,000	108,264
	International Lease Finance
	8.25% 12/15/20		10,000	10,975
	Nuveen Investments
	10.50% 11/15/15		19,000	19,618
	#144A 10.50% 11/15/15		25,000	25,688
				320,242
Insurance – 0.36%
	American International Group
	5.45% 5/18/17		40,000	41,167
•	Chubb 6.375% 3/29/67		35,000	37,013
•	Genworth Financial 6.15% 11/15/66		30,000	23,925
•	ING Groep 5.775% 12/29/49		15,000	13,950
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		10,000	9,631
	MetLife
	6.40% 12/15/36		35,000	33,884
	6.817% 8/15/18		95,000	110,006

(continues)     29

Statements of net assets
 Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	Prudential Financial
	3.875% 1/14/15	USD	20,000	$20,698
	4.50% 11/15/20		30,000	29,442
•∏	XL Group 6.50% 12/31/49		25,000	23,188
				342,904
Media – 0.61%
#	Affinion Group 144A 7.875% 12/15/18		20,000	18,900
#	CCO Holdings 144A 7.00% 1/15/19		5,000	5,138
#	Charter Communications Operating
	144A 10.875% 9/15/14		25,000	28,125
#	Clear Channel Communications
	144A 9.00% 3/1/21		10,000	10,025
	DIRECTV Holdings/Financing
	5.00% 3/1/21		55,000	55,301
	DISH DBS 7.875% 9/1/19		12,000	13,050
	GXS Worldwide 9.75% 6/15/15		40,000	40,900
	Lamar Media 6.625% 8/15/15		17,000	17,455
	LIN Television 6.50% 5/15/13		7,000	7,026
#	NBC Universal Media 144A
	4.375% 4/1/21		135,000	129,504
	Nielsen Finance
	11.50% 5/1/16		3,000	3,548
	11.625% 2/1/14		2,000	2,365
#	Rainbow National Services 144A
	10.375% 9/1/14		3,000	3,120
#	Sinclair Television Group 144A
	9.25% 11/1/17		12,000	13,440
#	Sirius XM Radio 144A
	8.75% 4/1/15		20,000	22,600
	9.75% 9/1/15		2,000	2,263
	Symantec 4.20% 9/15/20		25,000	23,571
	Time Warner 4.75% 3/29/21		25,000	24,884
	Time Warner Cable 8.25% 4/1/19		30,000	36,602
	Viacom 3.50% 4/1/17		50,000	49,293
	Videotron 6.375% 12/15/15		3,000	3,105
#	Vivendi 144A 6.625% 4/4/18		52,000	58,308
#	XM Satellite Radio 144A
	13.00% 8/1/13		17,000	20,273
				588,796
Real Estate – 0.25%
	Brandywine Operating Partnership
	4.95% 4/15/18		30,000	29,649
	Developers Diversified Realty
	4.75% 4/15/18		20,000	19,497
	5.375% 10/15/12		25,000	25,920
	7.50% 4/1/17		5,000	5,646
	7.875% 9/1/20		5,000	5,743
	9.625% 3/15/16		15,000	18,292
	Digital Realty Trust
	5.25% 3/15/21		10,000	9,858
	5.875% 2/1/20		30,000	31,366
	Health Care REIT 5.25% 1/15/22		50,000	48,882
	Host Hotels & Resorts 6.375% 3/15/15		10,000	10,263
	Regency Centers 4.80% 4/15/21		30,000	29,353
	Ventas Realty 6.50% 6/1/16		8,000	8,280
				242,749
Services Non-Cyclical – 0.29%
#	Brambles USA 144A
	3.95% 4/1/15		40,000	40,271
	5.35% 4/1/20		20,000	20,106
	Corrections Corporation of
	America 7.75% 6/1/17		20,000	21,825
#	Geo Group 144A
	6.625% 2/15/21		10,000	9,950
#	HCA Holdings 144A
	7.75% 5/15/21		20,000	20,950
	HCA PIK 9.625% 11/15/16		3,000	3,240
	Laboratory Corporation of America
	Holdings 4.625% 11/15/20		35,000	35,106
#	Multiplan 144A 9.875% 9/1/18		20,000	21,500
	PHH
	9.25% 3/1/16		5,000	5,438
	#144A 9.25% 3/1/16		30,000	32,775
	Quest Diagnostics
	4.70% 4/1/21		40,000	39,668
	4.75% 1/30/20		5,000	5,027
	Radnet Management 10.375% 4/1/18		10,000	10,163
	RSC Equipment Rental 10.25% 11/15/19		14,000	16,030
				282,049
Technology – 0.17%
	Amkor Technology 7.375% 5/1/18		10,000	10,400
	Analog Devices 3.00% 4/15/16		20,000	19,907
	First Data
	9.875% 9/24/15		10,000	10,300
	11.25% 3/31/16		20,000	20,025
	National Semiconductor 6.60% 6/15/17		50,000	55,090
#	Seagate Technology International
	144A 10.00% 5/1/14		25,000	29,250
	SunGard Data Systems 10.25% 8/15/15		10,000	10,525
#	Unisys 144A 12.75% 10/15/14		8,000	9,540
				165,037
Telecommunications – 1.11%
	America Movil
	5.00% 3/30/20		160,000	165,774
	6.375% 3/1/35		27,000	29,245
#	AT&T 144A 5.35% 9/1/40		50,000	44,944
#	Avaya 144A 7.00% 4/1/19		40,000	39,200
	Cincinnati Bell 7.00% 2/15/15		5,000	5,088
	Citizens Communications 6.25% 1/15/13		2,000	2,120
#	Clearwire Communications/Finance
	144A 12.00% 12/1/15		69,000	74,865
	Cricket Communications 7.75% 10/15/20		20,000	20,200
#	Crown Castle Towers 144A
	4.883% 8/15/20		135,000	135,344
	Global Crossing 12.00% 9/15/15		30,000	34,350

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Hughes Network Systems
	9.50% 4/15/14	USD	18,000	$18,675
	Intelsat Bermuda
	11.25% 2/4/17		20,000	21,950
	PIK 11.50% 2/4/17		274	302
	Intelsat Jackson Holdings
	11.25% 6/15/16		5,000	5,356
	#144A 7.25% 10/15/20		15,000	15,075
	Level 3 Financing
	9.25% 11/1/14		7,000	7,193
	10.00% 2/1/18		12,000	12,075
	MetroPCS Wireless
	6.625% 11/15/20		10,000	10,013
	NII Capital 10.00% 8/15/16		21,000	24,045
	PAETEC Holding
	8.875% 6/30/17		9,000	9,743
	9.50% 7/15/15		24,000	25,260
	Qwest 8.375% 5/1/16		75,000	89,624
	Sprint Capital 8.75% 3/15/32		27,000	28,856
#	Telcordia Technologies 144A
	11.00% 5/1/18		10,000	11,175
	Telecom Italia Capital
	6.999% 6/4/18		50,000	54,448
	Telefonica Emisiones
	5.462% 2/16/21		25,000	25,366
	6.421% 6/20/16		75,000	83,433
	Telesat Canada
	11.00% 11/1/15		21,000	23,494
	12.50% 11/1/17		12,000	14,370
	Verizon Communications
	4.60% 4/1/21		35,000	34,919
	Windstream 8.125% 8/1/13		9,000	9,923
				1,076,425
Transportation – 0.08%
	Burlington Northern Santa Fe
	3.60% 9/1/20		5,000	4,752
	4.70% 10/1/19		40,000	41,836
	5.75% 3/15/18		5,000	5,580
	Kansas City Southern Railway
	13.00% 12/15/13		4,000	4,790
#	United Air Lines 144A 12.00% 11/1/13		18,000	19,643
				76,601
Utilities – 1.00%
	AES
	7.75% 3/1/14		1,000	1,085
	8.00% 6/1/20		9,000	9,765
	Ameren Illinois 9.75% 11/15/18		50,000	64,586
#	American Transmission Systems
	144A 5.25% 1/15/22		55,000	57,252
#	Calpine 144A 7.875% 7/31/20		15,000	16,013
	CenterPoint Energy 5.95% 2/1/17		30,000	32,691
	CMS Energy
	4.25% 9/30/15		65,000	65,505
	6.25% 2/1/20		5,000	5,247
	6.55% 7/17/17		15,000	16,431
	8.75% 6/15/19		25,000	29,961
	Commonwealth Edison
	4.00% 8/1/20		10,000	9,675
	5.80% 3/15/18		20,000	22,127
	Dominion Resources
	4.45% 3/15/21		25,000	24,843
	Dynegy Holdings 7.75% 6/1/19		14,000	10,938
	Energy Future Intermediate
	Holding 10.00% 12/1/20		20,000	21,294
	Exelon Generation 4.00% 10/1/20		105,000	96,180
	Florida Power 5.65% 6/15/18		10,000	11,202
#	GenOn Escrow 144A
	9.875% 10/15/20		10,000	10,500
	Jersey Central Power & Light
	5.625% 5/1/16		10,000	11,050
#	LG&E & KU Energy 144A
	3.75% 11/15/20		30,000	27,751
	NiSource Finance
	5.45% 9/15/20		10,000	10,397
	6.40% 3/15/18		15,000	16,805
	6.80% 1/15/19		15,000	17,187
	NRG Energy
	7.375% 2/1/16		10,000	10,375
	7.375% 1/15/17		15,000	15,675
	Oncor Electric Delivery
	7.00% 9/1/22		20,000	23,050
	#144A 5.00% 9/30/17		25,000	25,973
	#144A 5.25% 9/30/40		5,000	4,599
	Pennsylvania Electric 5.20% 4/1/20		30,000	30,694
	PPL Electric Utilities 7.125% 11/30/13		12,000	13,688
	Public Service Company of
	Oklahoma 5.15% 12/1/19		110,000	116,048
•	Puget Sound Energy 6.974% 6/1/67		35,000	34,254
	Sempra Energy 6.15% 6/15/18		20,000	22,492
	Southern California Edison
	5.50% 8/15/18		40,000	44,795
#	Tampa Electric 144A 5.40% 5/15/21		25,000	27,173
•	Wisconsin Energy 6.25% 5/15/67		15,000	15,075
				972,376
Total Corporate Bonds
	(cost $9,962,551)			10,257,616

Municipal Bond – 0.02%
•¤	Puerto Rico Sales Tax Financing
	Revenue First Subordinate
	Series A 5.00% 8/1/39-11		15,000	15,236
Total Municipal Bond
	(cost $15,000)			15,236

(continues)     31

Statements of net assets
 Delaware Foundation® Growth Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Asset-Backed Securities – 0.26%
• Bank of America Credit Card
Trust Series 2007-A10 A10
0.325% 12/15/16	USD	100,000	$99,163
• Citibank Credit Card Issuance
Trust Series 2004-C1 C1
0.905% 7/15/13		15,000	14,982
CNH Equipment Trust
Series 2008-A A4A
4.93% 8/15/14		23,373	23,831
Series 2009-C A3
1.85% 12/16/13		8,703	8,748
Series 2010-A A4
2.49% 1/15/16		25,000	25,481
John Deere Owner Trust Series
2009-A A3 2.59% 10/15/13		56,004	56,428
•# Nissan Master Owner Trust
Receivables Series 2010-AA A
144A 1.405% 1/15/15		25,000	25,272
Total Non-Agency Asset-Backed
Securities (cost $251,050)			253,905

Non-Agency Collateralized Mortgage Obligations – 0.10%
Bank of America Alternative Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		1,924	1,858
Series 2005-6 7A1
5.50% 7/25/20		1,896	1,819
• Citigroup Mortgage Loan Trust
Series 2007-AR8 1A3A
5.73% 8/25/37		71,568	54,097
w Countrywide Home Loan
Mortgage Pass Through
Trust Series 2006-17 A5
6.00% 12/25/36		22	22
Lehman Mortgage Trust Series
2005-2 2A3 5.50% 12/25/35		12,423	12,128
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		12,159	11,953
•Series 2006-AR5 2A1
3.202% 4/25/36		21,579	17,598
Total Non-Agency Collateralized Mortgage
Obligations (cost $68,571)			99,475

Regional Bonds – 0.12%Δ
Australia – 0.10%
New South Wales Treasury
2.75% 11/20/25	AUD	20,000	21,768
6.00% 5/1/20	AUD	70,000	72,654
			94,422
Canada – 0.02%
Province of Quebec
4.50% 12/1/20	CAD	20,000	21,294
			21,294
Total Regional Bonds
(cost $101,997)			115,716

«Senior Secured Loans – 1.27%
Advantage Sales & Marketing
5.252% 11/29/17	USD	19,950	20,025
Affinion Group Tranche B
5.00% 10/7/16		19,900	19,912
Allied Security Holdings
5.00% 1/21/18		10,000	10,175
ATI Holdings 7.75% 3/12/16		4,962	5,015
Attachmate 6.50% 11/21/16		40,000	39,783
AutoTrader.com Tranche B
4.75% 11/16/16		30,000	30,213
BNY ConvergEx Group
8.75% 11/29/17		20,000	20,600
Tranche B 5.25% 11/29/16		19,950	20,106
Bresnan Broadband Holdings
4.497% 12/6/17		49,875	50,254
Brock Holdings III
10.00% 2/15/18		10,000	10,300
Tranche B 6.00% 2/15/17		10,000	10,031
Burlington Coat Factory Tranche B
6.25% 2/10/17		20,000	19,800
BWAY Holding Tranche B
4.50% 2/9/18		18,232	18,338
Cengage Learning 2.55% 7/7/14		44,543	44,933
Charter Communications
Operating Tranche B
8.50% 3/6/14		14,974	15,234
Citadel Broadcasting Tranche B
4.25% 11/29/16		29,500	29,555
CityCenter Holdings 7.50% 1/10/15		15,000	15,193
Clear Channel Communication
Tranche B 3.912% 1/29/16		28,921	25,529
Community Health Systems
3.81% 1/25/17		39,850	39,840
Darling International Tranche B
5.141% 11/9/16		10,667	10,767
DaVita Tranche B 4.50% 10/20/16		49,875	50,204
Del Monte Foods Tranche B
4.50% 11/26/17		10,000	10,027
DineEquity Tranche B 4.25% 10/31/17		19,784	19,957
Dunkin Brands Tranche B
4.25% 11/23/17		24,938	25,122
Energy Future Holdings Tranche B2
3.786% 10/10/14		35,447	29,922
Fifth Third Processing
8.50% 11/3/17		38,000	38,779
First Data Tranche B2 3.00% 9/24/14		20,000	19,200
GenOn Energy Tranche B
6.00% 6/20/17		19,950	20,209

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Graham Packaging Tranche C
6.75% 4/5/14	USD	19,348	$19,515
Grifols Tranche B 6.00% 6/4/16		40,000	40,357
Harrahs Operating Tranche B1
3.303% 1/28/15		20,000	18,634
HCA Tranche B2 3.539% 3/31/17		25,000	24,986
Houghton International Tranche B
6.75% 1/11/16		9,957	10,051
ICL Industrial Containers Tranche C
4.50% 2/9/18		1,619	1,628
Intelsat Jackson Holdings Tranche B
5.25% 4/3/18		50,000	50,420
Jo-Ann Stores Tranche B
4.75% 12/23/17		10,000	9,922
JohnsonDiversey Tranche B
5.50% 11/24/15		8,554	8,608
Knology Tranche B 4.00% 8/8/17		25,000	25,028
MedAssets Tranche B 5.252% 11/15/16		19,950	20,097
Mediacom Broadband Tranche D
5.50% 3/31/17		9,975	9,991
MGM MIRAGE Tranche E
7.00% 2/21/14		20,000	19,711
MultiPlan 4.75% 8/26/17		35,000	35,114
NBTY Tranche B 4.25% 10/1/17		15,000	15,047
New Development Holdings
Tranche B 4.50% 3/1/18		40,000	40,215
Nuveen Investment
5.804% 5/13/17		30,777	30,915
2nd Lien 12.50% 7/9/15		20,000	21,525
Tranche B 3.303% 11/13/14		19,223	18,499
PQ 6.77% 7/30/15		20,000	19,780
Remy International Tranche B
6.25% 12/16/16		19,950	20,249
Rockwood Holdings Term Loan B
3.75% 1/25/18		10,000	10,072
Smurfit-Stone Container
Enterprises 6.75% 6/30/16		9,734	9,774
Toys R Us Tranche B 6.00% 9/1/16		9,975	10,051
Univision Communications
4.512% 3/29/17		59,542	58,215
Visant 5.25% 12/31/16		9,975	9,970
Total Senior Secured Loans
(cost $1,207,374)			1,227,397

Sovereign Bonds – 2.13%Δ
Australia – 0.36%
Australian Government
4.50% 4/15/20	AUD	260,000	250,963
6.00% 2/15/17	AUD	70,000	74,985
Australian Government Inflation
Linked 3.00% 9/20/25	AUD	20,000	22,510
			348,458
Belgium – 0.03%
Belgium Government
4.25% 9/28/21	EUR	22,900	32,289
			32,289
Brazil – 0.05%
Federal Republic of Brazil
7.125% 1/20/37	USD	20,000	23,750
8.875% 10/14/19		20,000	26,450
			50,200
Canada – 0.06%
Canadian Government
3.75% 6/1/19	CAD	37,000	39,631
4.00% 6/1/41	CAD	20,000	21,617
			61,248
Colombia – 0.07%
Republic of Colombia
7.75% 4/14/21	COP	49,000,000	28,371
9.85% 6/28/27	COP	36,000,000	23,279
10.375% 1/28/33	USD	10,000	15,075
			66,725
France – 0.03%
France Government O.A.T.
3.75% 4/25/17	EUR	21,000	30,704
			30,704
Germany – 0.07%
Deutschland Republic
2.25% 9/4/20	EUR	49,000	63,587
			63,587
Indonesia – 0.06%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	150,000,000	19,104
11.00% 11/15/20	IDR	303,000,000	41,711
			60,815
Italy – 0.03%
Italy Buoni Poliennali Del Tesoro
4.25% 3/1/20	EUR	19,000	26,221
			26,221
Mexico – 0.17%
Mexican Bonos
7.50% 6/3/27	MXN	547,000	43,463
7.75% 12/14/17	MXN	771,000	67,054
8.50% 12/13/18	MXN	466,500	42,051
United Mexican States
5.95% 3/19/19	USD	14,000	15,673
			168,241
New Zealand – 0.02%
New Zealand Government
6.00% 5/15/21	NZD	20,000	15,655
			15,655
Norway – 0.34%
Norwegian Government
3.75% 5/25/21	NOK	318,000	57,182
4.50% 5/22/19	NOK	962,000	183,491
5.00% 5/15/15	NOK	446,000	85,874
			326,547

(continues)     33

Statements of net assets
 Delaware Foundation® Growth Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Panama – 0.07%
Republic of Panama
6.70% 1/26/36	USD	4,000	$4,510
7.25% 3/15/15		35,000	40,863
8.875% 9/30/27		17,000	23,035
			68,408
Peru – 0.08%
Republic of Peru 7.125% 3/30/19		61,000	72,285
			72,285
Philippines – 0.15%
Republic of Philippines
9.375% 1/18/17		114,000	146,918
			146,918
Poland – 0.11%
Republic of Poland
5.00% 10/24/13	PLN	20,000	7,023
5.50% 4/25/15	PLN	45,000	15,776
5.50% 10/25/19	PLN	124,000	41,766
6.375% 7/15/19	USD	35,000	39,121
			103,686
Republic of Korea – 0.03%
@ Korea Treasury Inflation Linked
2.75% 6/10/20	KRW	28,140,498	28,883
			28,883
Russia – 0.11%
Russian-Eurobond
7.50% 3/31/30	USD	73,525	85,887
Φ#144A 7.50% 3/31/30		15,215	17,855
			103,742
South Africa – 0.11%
South Africa Government
7.25% 1/15/20	ZAR	368,000	49,838
South Africa Government
International 6.50% 6/2/14	USD	38,000	42,655
South Africa Inflation Linked
2.75% 1/31/22	ZAR	94,949	14,169
			106,662
Sweden – 0.04%
Sweden Government
5.00% 12/1/20	SEK	220,000	39,534
			39,534
Turkey – 0.07%
Republic of Turkey
6.875% 3/17/36	USD	14,000	14,889
7.375% 2/5/25		20,000	23,150
Turkey Government
4.00% 4/29/15	TRY	45,670	31,806
			69,845
United Kingdom – 0.03%
United Kingdom Gilt 4.50% 3/7/19	GBP	19,000	32,728
			32,728
Uruguay – 0.04%
Republic of Uruguay
8.00% 11/18/22	USD	31,000	38,750
			38,750
Total Sovereign Bonds
(cost $2,003,455)			2,062,131

Supranational Banks – 0.08%
European Investment Bank
9.00% 12/21/18	ZAR	300,000	44,297
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	90,000	16,041
3.625% 6/22/20	NOK	90,000	15,591
Total Supranational Banks
(cost $66,863)			75,929

U.S. Treasury Obligations – 1.14%
U.S. Treasury Bond
4.25% 11/15/40	USD	75,000	71,742
U.S. Treasury Inflation Indexed
Bond 0.50% 4/15/15		50,810	52,803
U.S. Treasury Notes
2.25% 3/31/16		650,000	650,863
3.625% 2/15/21		320,000	324,600
Total U.S. Treasury Obligations
(cost $1,092,194)			1,100,008

	Number of
	Shares
Preferred Stock – 0.08%
Alabama Power 5.625%		825	19,645
Volkswagen		370	60,092
Total Preferred Stock
(cost $83,775)			79,737

Right – 0.00%
†B2W Cia Global Do Varejo		1,122	756
Total Right (cost $0)			756

	Principal		Value
	Amount°		(U.S. $)
≠Short-Term Investments – 3.26%
Discount Notes – 3.07%
Federal Home Loan Bank
Discount Notes
0.001% 4/1/11	USD	193,741	$193,741
0.001% 4/1/11		1,323,823	1,323,824
0.001% 4/14/11		88,255	88,255
0.01% 4/18/11		56,483	56,483
0.02% 4/27/11		426,756	426,753
0.03% 5/3/11		176,510	176,503
0.037% 5/23/11		225,932	225,919
0.04% 5/9/11		144,738	144,732
0.05% 5/16/11		176,510	176,501
0.06% 6/7/11		167,684	167,659
			2,980,370
U.S. Treasury Obligation – 0.19%
U.S. Treasury Bill 0.00% 4/28/11		182,370	182,364
			182,364
Total Short-Term Investments
(cost $3,162,751)			3,162,734

Total Value of Securities – 101.11%
(cost $83,483,952)			97,945,652
Liabilities Net of Receivables
and Other Assets – (1.11%)			(1,077,185)
Net Assets Applicable to 9,383,540
Shares Outstanding – 100.00%			$96,868,467

Net Asset Value – Delaware Foundation® Growth Allocation
Fund Class A ($43,035,272 / 4,163,934 Shares)			$10.34
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class B ($3,189,235 / 314,534 Shares)			$10.14
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class C ($7,643,974 / 754,413 Shares)			$10.13
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class R ($9,317,714 / 906,270 Shares)			$10.28
Net Asset Value – Delaware Foundation Growth Allocation
Fund Institutional Class ($33,682,272 / 3,244,389 Shares)			$10.38

Components of Net Assets at March 31, 2011:
Shares of beneficial interest
(unlimited authorization – no par)			$81,154,444
Undistributed net investment income			134,685
Accumulated net realized gain on investments			1,121,780
Net unrealized appreciation of investments
and foreign currencies			14,457,558
Total net assets			$96,868,467

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
COP — Colombian Peso
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

(continues)     35

Statements of net assets
 Delaware Foundation® Growth Allocation Fund

†	Non income producing security.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
¤	Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
Δ	Securities have been classified by country of origin.
•	Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $2,223,763, which represented 2.30% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $187,059, which represented 0.19% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of the restricted securities was $23,188 or 0.02% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR — American Depositary Receipts
BAML — Bank of America Merrill Lynch
BCLY — Barclays
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CVA — Dutch Certificate
GDR — Global Depositary Receipts
GSC — Goldman Sachs Capital
GNMA — Government National Mortgage Association
HSBC — Hong Kong Shanghai Bank
HY — High Yield
JPMC — JPMorgan Chase Bank
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
NCUA — National Credit Union Association
NVDR — Non Voting Depositary Receipts
O.A.T — Obligations Assimilables du Tresor
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Foundation Growth Allocation Fund
Net asset value Class A (A)	$10.34
Sales charge (5.75% of offering price) (B)	0.63
Offering price	$10.97

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(152,206)	USD	150,000	4/8/11	$(7,393)
BAML	EUR	(31,444)	USD	43,498	4/8/11	(1,057)
BAML	MXN	(6,262)	USD	516	4/8/11	(10)
BCLY	EUR	(30,736)	USD	42,523	4/8/11	(1,030)
CITI	AUD	(76,585)	USD	77,000	4/8/11	(2,194)
CITI	JPY	2,843,862	USD	(34,744)	4/8/11	(552)
GSC	GBP	(8,851)	USD	14,439	4/8/11	242
HSBC	AUD	(78,355)	USD	77,000	4/8/11	(4,025)
HSBC	EUR	73,994	USD	(102,360)	4/8/11	2,489
JPMC	CLP	32,305,500	USD	(67,656)	4/8/11	13
JPMC	EUR	(64,612)	USD	89,249	4/8/11	(2,306)
JPMC	MYR	278,950	USD	(91,429)	4/8/11	691
MNB	CAD	(34,399)	USD	35,368	4/4/11	(106)
MNB	CHF	13,901	USD	(15,193)	4/1/11	(58)
MNB	DKK	(19,390)	USD	3,654	4/1/11	(31)
MNB	EUR	13,755	USD	(19,479)	4/5/11	12
MNB	JPY	(3,329,883)	USD	40,346	4/1/11	311
MNB	JPY	(6,745,451)	USD	81,124	4/4/11	23
MNB	KRW	43,018,730	USD	(39,276)	4/1/11	(45)
MNB	NOK	(52,390)	USD	9,450	4/5/11	(21)
MSC	AUD	(27,169)	USD	26,767	4/8/11	(1,328)
MSC	CHF	35,909	USD	(38,667)	4/8/11	430
MSC	EUR	(157,593)	USD	217,592	4/8/11	(5,716)
MSC	JPY	3,200,200	USD	(40,000)	4/8/11	(1,523)
MSC	KRW	49,828,900	USD	(44,467)	4/8/11	955
MSC	MXN	225,131	USD	(18,554)	4/8/11	355
MSC	MYR	(43,203)	USD	14,163	4/8/11	(104)
						$(21,978)

Swap Contracts
CDS Contracts

	Swap &		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.HY.16	$25,000	5.00%	6/20/16	$63
BAML	Kingdom of Spain
	5 yr CDS	59,000	1.00%	12/20/15	(2,637)
BCLY	CDX.HY.16	15,000	5.00%	6/20/16	(9)
BCLY	ITRAXX Europe
	Subordinate
	Financials
	15.1 5 yr CDS	240,000	1.00%	6/20/16	1,363
	Kingdom of Spain
BCLY	5 yr CDS	60,000	1.00%	3/20/15	1,874
BCLY	5 yr CDS	30,000	1.00%	3/21/16	(1,272)
BCLY	United States of
	America
	5 yr CDS	70,000	0.25%	3/20/16	(339)
CITI	CDX.HY.16	30,000	5.00%	6/20/16	(17)
CITI	Sara Lee 5 yr CDS	15,000	1.00%	3/20/16	(946)
GSC	CDX.HY.16	15,000	5.00%	6/20/16	10
JPMC	ITRAXX Europe
	Subordinate
	Financials 15.1
	5 yr CDS	160,000	1.00%	6/20/16	909
JPMC	Portuguese
	Republic
	5 yr CDS	38,000	1.00%	6/20/15	5,855
MSC	CDX.HY.16	35,000	5.00%	6/20/16	(20)
		$792,000			$4,834
	Protection Sold/
	Moody’s Rating:
CITI	MetLife
	5 yr CDS / A	$10,000	5.00%	9/20/14	$716
JPMC	Tyson Foods
	CDS / Ba	30,000	1.00%	3/20/16	578
	Total	$40,000			$1,294
					$6,128

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

(continues)     37

Statements of net assets

Delaware Foundation® Moderate Allocation Fund
March 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 58.85%
U.S. Markets – 30.37%
Consumer Discretionary – 3.19%
†	AFC Enterprises	5,925	$89,645
†	Apollo Group Class A	26,200	1,092,802
†	Bally Technologies	1,940	73,429
	Big 5 Sporting Goods	3,975	47,382
†	Buffalo Wild Wings	1,375	74,841
†	Carmike Cinemas	3,550	25,383
	CBS Class B	6,670	167,017
	CEC Entertainment	1,855	69,989
=	Century Communications	25,000	0
	Cinemark Holdings	1,980	38,313
†	Citi Trends	1,845	41,125
	Comcast Class A	36,200	894,864
	Comcast Special Class	17,870	414,941
	Cooper Tire & Rubber	3,240	83,430
†	DSW Class A	2,355	94,106
†	Ford Motor	18,410	274,493
†	G-III Apparel Group	3,130	117,625
	Guess	3,920	154,252
†	Iconix Brand Group	3,400	73,032
†	Jack in the Box	2,150	48,762
	Jarden	4,790	170,380
	Jones Group	2,155	29,631
†	Jos. A Bank Clothiers	1,550	78,864
	Kohl’s	4,980	264,139
	Lincoln Educational Services	2,850	45,287
	Lowe’s	68,800	1,818,383
	Macy’s	13,900	337,214
	McDonald’s	4,720	359,145
	National CineMedia	3,340	62,358
	NIKE Class B	10,700	809,990
	Nordstrom	4,760	213,629
†	Perry Ellis International	3,825	105,264
†	Prestige Brands Holdings	6,525	75,038
†	Shuffle Master	6,810	72,731
	Staples	42,700	829,234
	Starbucks	4,050	149,648
†	Steven Madden	1,940	91,044
	Tanger Factory Outlet Centers	3,690	96,826
	Target	4,330	216,543
†	Tenneco	2,275	96,574
	Time Warner Cable	3,230	230,428
†	Ulta Salon Cosmetics & Fragrance	1,755	84,468
	Viacom Class B	7,430	345,644
†	WMS Industries	3,030	107,111
			10,565,004
Consumer Staples – 3.06%
	Archer-Daniels-Midland	36,900	1,328,768
	Avon Products	30,500	824,720
	Bunge	8,500	614,805
	Casey’s General Stores	2,585	100,815
	Coca-Cola	3,280	217,628
	CVS Caremark	36,770	1,261,945
†	Fresh Market	1,405	53,025
	J&J Snack Foods	1,555	73,194
	Kimberly-Clark	16,410	1,071,081
	Kraft Foods	28,300	887,488
	PepsiCo	7,170	461,820
	Procter & Gamble	20,290	1,249,864
	Safeway	40,000	941,600
†	Susser Holdings	6,985	91,434
	Walgreen	24,000	963,360
			10,141,547
Energy – 3.25%
	Berry Petroleum Class A	2,605	131,422
†	Bristow Group	1,865	88,215
†	Carrizo Oil & Gas	2,950	108,944
	Chevron	11,020	1,183,878
†	Complete Production Services	2,325	73,958
	ConocoPhillips	15,730	1,256,197
	EOG Resources	14,900	1,765,798
	EQT	2,070	103,293
	Exxon Mobil	12,600	1,060,038
†	Forest Oil	4,030	152,455
†	Key Energy Services	6,645	103,330
	Lufkin Industries	685	64,027
	Marathon Oil	24,410	1,301,296
	National Oilwell Varco	12,730	1,009,107
†	Newfield Exploration	3,930	298,719
	Occidental Petroleum	4,050	423,185
†	Pioneer Drilling	8,695	119,991
†	Rosetta Resources	1,400	66,556
	Schlumberger	4,910	457,907
†	Swift Energy	2,205	94,109
	Williams	28,800	897,984
			10,760,409
Financials – 3.65%
	AFLAC	3,630	191,591
	Allstate	27,900	886,662
	American Equity Investment
	Life Holding	6,360	83,443
	American Express	3,940	178,088
	Apollo Investment	7,000	84,420
	Bank of America	29,120	388,170
	Bank of New York Mellon	69,700	2,081,938
	BioMed Realty Trust	4,315	82,071
	Boston Private
	Financial Holdings	8,870	62,711
	Capital One Financial	5,700	296,172
	Cardinal Financial	5,405	63,022
	City Holding	1,605	56,753
	CME Group	3,225	972,499
	Delphi Financial Group	3,175	97,504

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Dime Community Bancshares	4,800	$70,848
	DuPont Fabros Technology	3,110	75,418
	EastGroup Properties	1,895	83,323
	Entertainment Properties Trust	1,870	87,553
	Flushing Financial	4,430	66,007
	GFI Group	10,330	51,857
	Goldman Sachs Group	2,120	335,956
@	Harleysville Group	1,920	63,610
	Home Bancshares	2,895	65,861
	Home Properties	1,645	96,973
	Host Hotels & Resorts	10,348	182,228
@	Independent Bank	1,980	53,480
†	IntercontinentalExchange	9,950	1,229,223
	JPMorgan Chase	12,760	588,236
	Marsh & McLennan	30,300	903,243
	Park National	990	66,152
†	Piper Jaffray	1,435	59,452
†	ProAssurance	1,280	81,114
	Prosperity Bancshares	2,185	93,452
	Provident Financial Services	5,000	74,000
	Prudential Financial	4,640	285,731
	Sabra Healthcare REIT	2,913	51,304
	Sovran Self Storage	2,065	81,671
†	Texas Capital Bancshares	2,095	54,449
	Travelers	20,000	1,189,600
	Trustmark	3,655	85,600
	Webster Financial	2,230	47,789
	Wells Fargo	14,760	467,892
			12,117,066
Healthcare – 4.13%
	Abbott Laboratories	5,630	276,152
†	Acorda Therapeutics	2,055	47,676
†	Air Methods	1,350	90,788
†	Align Technology	4,365	89,395
†	Alkermes	5,985	77,506
	Allergan	19,600	1,391,992
†	Amgen	4,240	226,628
†	AMN Healthcare Services	10,030	86,860
	Baxter International	16,500	887,205
	Cardinal Health	21,500	884,295
†	Catalyst Health Solutions	1,965	109,902
†	Celgene	3,230	185,822
†	Conmed	2,380	62,546
†	CryoLife	6,505	39,681
†	Express Scripts	5,840	324,762
†	Gen-Probe	2,500	165,875
†	Gilead Sciences	5,410	229,600
†	Haemonetics	1,180	77,337
†	Incyte	2,875	45,569
†	Inspire Pharmaceuticals	5,555	21,998
	Johnson & Johnson	16,610	984,143
†	Medco Health Solutions	25,000	1,404,000
	Merck	40,260	1,328,983
†	Merit Medical Systems	4,735	92,901
†	ONYX Pharmaceuticals	2,430	85,487
	Perrigo	9,100	723,632
	Pfizer	74,090	1,504,768
†	PharMerica	2,255	25,797
	Quest Diagnostics	16,300	940,836
†	Quidel	4,480	53,581
†	Regeneron Pharmaceuticals	2,080	93,475
†	SonoSite	2,440	81,301
†	Sun Healthcare Group	5,318	74,829
#	Synthes 144A	850	114,937
†	Thermo Fisher Scientific	4,640	257,752
	UnitedHealth Group	9,040	408,608
†	Vertex Pharmaceuticals	2,310	110,718
	West Pharmaceutical Services	1,820	81,481
			13,688,818
Industrials – 2.53%
	AAON	2,385	78,467
	Acuity Brands	1,390	81,301
†	Alaska Air Group	2,565	162,672
	Applied Industrial Technologies	2,810	93,461
	Barnes Group	3,300	68,904
†	Castle (A.M.)	2,165	40,875
	Caterpillar	2,430	270,581
†	Chart Industries	2,270	124,941
†	Columbus McKinnon	3,820	70,517
†	CRA International	1,640	47,281
	Cummins	2,060	225,817
	Deere	3,130	303,266
	Ducommun	2,325	55,568
	ESCO Technologies	1,875	71,531
†	Esterline Technologies	1,545	109,262
	Expeditors International
	Washington	17,800	892,492
	Fluor	3,160	232,766
	General Electric	10,490	210,325
†	Gibraltar Industries	6,030	71,938
	Granite Construction	1,625	45,663
	Honeywell International	5,620	335,570
†	Hub Group Class A	3,080	111,465
†	Huntington Ingalls Industries	2,473	102,643
†	Kadant	2,920	76,475
†	Kforce	5,045	92,324
	Koppers Holdings	2,325	99,278
	Lockheed Martin	1,150	92,460
	Manpower	2,850	179,208
	McGrath RentCorp	1,470	40,087
†	MYR Group/Delaware	3,655	87,428
	Norfolk Southern	4,010	277,773
	Northrop Grumman	14,840	930,616

(continues)       39

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Republic Services	3,860	$115,954
	Rockwell Collins	3,260	211,346
	Roper Industries	1,570	135,742
†	Tetra Tech	2,585	63,824
†	Titan Machinery	3,490	88,123
	Towers Watson Class A	1,490	82,635
	Tutor Perini	2,395	58,342
	Union Pacific	2,210	217,309
	United Stationers	1,550	110,128
	United Technologies	5,350	452,878
†	URS	4,680	215,514
	US Ecology	3,165	55,166
	Waste Management	23,900	892,426
			8,382,342
Information Technology – 7.47%
†	Adobe Systems	31,700	1,051,172
†	Amkor Technology	9,240	62,278
	Anixter International	1,395	97,497
†	Apple	8,585	2,991,440
†	Applied Micro Circuits	6,755	70,117
	Cisco Systems	15,790	270,799
†	EMC/Massachusetts	14,820	393,471
	Expedia	6,600	149,556
†	FARO Technologies	3,520	140,800
†	Google Class A	3,075	1,802,595
	Intel	57,720	1,164,212
	International Business Machines	6,800	1,108,876
†	Intuit	26,100	1,385,910
†	IPG Photonics	1,675	96,614
†	IXYS	4,880	65,538
†	j2 Global Communications	2,990	88,235
†	JDA Software Group	2,830	85,636
†	KEYW Holding	3,585	44,024
†	Lawson Software	5,565	67,337
†	Liquidity Services	3,795	67,779
†	LogMeln	2,190	92,330
	MasterCard Class A	5,450	1,371,874
†	MEMC Electronic Materials	19,500	252,720
	Microsoft	23,910	606,358
†	Motorola Solutions	20,314	907,833
†	NetApp	4,100	197,538
†	NETGEAR	1,885	61,149
†	Nuance Communications	6,250	122,250
†	ON Semiconductor	16,810	165,915
†	priceline.com	3,000	1,519,320
†	Progress Software	3,235	94,106
	QUALCOMM	39,240	2,151,528
	Quality Systems	955	79,590
†	QuinStreet	3,300	75,009
†	Rackspace Hosting	1,955	83,772
†	Radiant Systems	3,745	66,287
†	Rofin-Sinar Technologies	2,555	100,923
†	SAVVIS	3,055	113,310
†	Semtech	3,055	76,436
†	SolarWinds	3,630	85,160
†	SS&C Technologies Holdings	4,595	93,830
†	Synaptics	2,560	69,171
†	TeleTech Holdings	4,295	83,237
†	Teradata	15,600	790,920
†	ValueClick	5,135	74,252
	VeriSign	20,900	756,789
†	ViaSat	1,515	60,358
	Visa Class A	20,300	1,494,486
†	Vocus	3,110	80,425
	Xerox	86,700	923,355
†	Yahoo	55,870	930,236
			24,784,353
Materials – 0.79%
	Celanese Class A	6,860	304,378
	Cliffs Natural Resources	1,890	185,749
†	Coeur d’Alene Mines	2,990	103,992
	Dow Chemical	7,390	278,973
	duPont (E.I.) deNemours	16,400	901,508
	Eastman Chemical	1,480	146,994
†	Ferro	5,765	95,641
†	KapStone Paper & Packaging	3,360	57,691
†	Owens-Illinois	5,630	169,970
∏=	Port Townsend	35	0
	Rock-Tenn Class A	1,595	110,613
†	Rockwood Holdings	2,275	111,976
	Schulman (A.)	3,555	87,880
	Silgan Holdings	2,030	77,424
			2,632,789
Telecommunications – 1.56%
	Alaska Communications
	Systems Group	5,095	54,262
†	Arris Group	5,115	65,165
	AT&T	47,300	1,447,379
	Atlantic Tele-Network	1,185	44,070
†	Crown Castle International	34,700	1,476,484
†	Knology	4,970	64,163
	NTELOS Holdings	3,375	62,134
	Plantronics	2,105	77,085
†	Polycom	17,700	917,745
†	RigNet	3,420	62,176
	Verizon Communications	23,800	917,252
			5,187,915
Utilities – 0.74%
	AGL Resources	3,760	149,798
	Cleco	2,155	73,895
	Edison International	24,700	903,774
	MDU Resources Group	6,340	145,630
	NorthWestern	1,500	45,450

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Utilities (continued)
OGE Energy	2,790	$141,062
Progress Energy	19,600	904,345
UIL Holdings	1,620	49,442
UNITIL	2,170	51,125
		2,464,521
Total U.S. Markets
(cost $73,531,693)		100,724,764

§Developed Markets – 19.51%
Consumer Discretionary – 2.83%
Bayerische Motoren Werke	9,754	813,643
BIC	1,080	95,998
Bunzl	10,800	128,979
Christian Dior	650	91,501
Cie Financiere
Richemont Class A	2,850	164,608
City Developments	13,000	118,805
Daimler	1,700	120,462
Don Quijote	12,100	382,457
Heenes & Mauritz Class B	4,200	139,442
Honda Motor	7,700	289,300
Husqvarna Class B	15,500	132,826
Lifestyle International
Holdings	47,000	112,502
LVMH Moet Hennessy
Louis Vuitton	850	134,556
Marubeni	16,000	115,227
McDonald’s Holdings Japan	3,100	74,840
Metropele Television	4,180	109,237
Nintendo	800	216,123
Panasonic	6,000	76,321
Pirelli & C	11,300	99,289
PPR	2,842	435,594
Publicis Groupe	11,284	632,871
Secom	3,100	144,052
Sky City Entertainment Group	36,900	95,163
Sodexo	1,900	138,754
Sony	3,900	124,913
Stanley Electric	6,000	99,188
Sumitomo Electric Industries	9,400	130,080
Sumitomo Rubber Industries	10,241	104,657
Suzuki Motor	6,000	134,103
Swatch Group	1,090	86,630
Swatch Group Bearer Shares	250	110,533
Takashimaya	9,000	57,457
Techtronic Industries	452,500	628,238
Toyota Motor	27,589	1,111,189
Vivendi	33,355	952,505
Whitbread	4,420	116,987
Yamada Denki	1,830	123,430
Yue Yuen Industrial Holdings	230,000	731,787
		9,374,247
Consumer Staples – 2.46%
Anheuser-Busch InBev	4,450	253,491
Aryzta	19,106	977,661
Asahi Breweries	6,000	99,766
British American Tobacco	8,340	334,722
Carrefour	1,800	79,692
Coca Cola Hellenic Bottling	3,100	83,253
Coca-Cola Amatil	34,830	423,257
Colruyt	2,300	121,125
Danone	2,050	133,918
Diageo	8,470	161,003
Golden Agri-Resources	191,000	104,550
Greggs	83,792	684,823
Imperial Tobacco Group	6,220	192,266
Kao	6,000	149,684
Kerry Group Class A	3,100	115,413
Koninklijke Ahold	13,550	181,815
Lindt & Spruengli	24	69,322
L’Oreal	620	72,226
Metro	11,241	769,136
Nestle	16,260	932,051
Parmalat	294,288	985,942
Reckitt Benckiser Group	4,170	214,185
SABMiller	5,150	182,364
Tesco	34,550	211,157
Unilever	3,980	121,302
Unilever CVA	5,850	183,430
Wesfarmers	3,700	121,713
Woolworths	7,750	215,632
		8,174,899
Energy – 0.90%
Aggreko	4,500	113,763
BG Group	16,000	398,073
† Enel Green Power	54,750	151,925
Fugro CVA	1,300	114,558
† Nabors Industries	6,690	203,242
Neste Oil	5,580	115,061
Noble	4,590	209,396
Petrofac	4,900	117,037
Santos	12,200	196,369
Societe Technip	1,550	165,299
Total	15,753	958,977
Woodside Petroleum	5,150	249,480
		2,993,180
Financials – 2.54%
Alterra Capital Holdings	3,075	68,696
Assicurazioni Generali	9,300	201,390
AXA	48,275	1,008,784
Banco Santander	73,559	853,998
Bank of East Asia	24,000	101,968
BOC Hong Kong Holdings	49,500	161,311
Daito Trust Construction	1,700	117,115

(continues)       41

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Financials (continued)
Danske Bank	6,100	$135,074
Hong Kong Exchanges & Clearing	6,100	132,525
HSBC Holdings	78,000	802,018
† Lloyds Banking Group	227,000	211,524
Man Group	35,830	141,331
Mitsubishi UFJ Financial Group	162,573	750,562
† Natixis	15,400	87,103
Nordea Bank	71,714	784,939
Schroders	4,700	130,882
Sony Financial Holdings	6,800	134,896
Standard Charter	39,879	1,034,393
Sun Hung Kai Properties	13,000	205,890
Tokio Marine Holdings	6,000	160,433
† UBS	18,300	328,344
UniCredit	348,147	860,479
		8,413,655
Healthcare – 1.60%
Fresenius	1,650	153,164
Getinge Class B	5,400	133,265
† ICON ADR	3,055	65,957
Meda Class A	103,491	996,690
Novartis	15,227	825,922
Novo Nordisk ADR	8,800	1,102,024
Novo Nordisk Class B	2,750	345,501
Novozymes Class B	895	137,026
Roche Holding	2,930	418,526
Sanofi-Aventis	11,894	833,959
Santen Pharmaceutical	3,100	123,553
Shire	6,570	190,860
		5,326,447
Industrials – 4.26%
ABB	13,000	312,226
Aker Solutions	5,650	129,851
Alfa Laval	6,900	149,844
Alstom	15,570	920,696
Asahi Glass	48,000	603,643
Assa Abloy Class B	4,950	142,310
Brother Industries	9,200	135,166
Central Japan Railway	21	166,384
Cie de Saint-Gobain	16,959	1,038,401
Deutsche Post	65,174	1,177,648
East Japan Railway	3,000	166,817
European Aeronautic
Defense & Space	6,100	177,567
FANUC	400	60,547
Finmeccanica	71,165	895,593
FUJFILM Holdings	3,000	92,913
Hankyu Hanshin Holdings	30,000	138,503
Hochtief	1,520	163,176
IHI	52,000	126,913
ITOCHU	93,749	981,729
Johnson Matthey	4,370	130,384
Keppel	16,679	162,748
Komatsu	4,300	146,047
Konica Minolta Holdings	13,000	108,939
Koninklijke Philips Electronics	30,501	974,963
Kurita Water Industries	3,000	88,693
Mitsubishi Heavy Industries	30,000	137,782
Mitsui Engineer & Shipbuilding	30,000	71,776
Qantas Airways	54,000	121,852
Rolls-Royce Group	20,100	199,581
Schneider Electric	1,190	203,388
SembCorp Industries	30,000	123,993
Siemens	2,850	390,735
Sika	52	125,230
Singapore Airlines	75,083	814,831
SKF B Shares	4,590	133,633
Teleperformance	33,014	1,244,779
Tianjin Development Holdings	68,000	58,481
Tokyu	30,000	124,436
Vallourec	9,238	1,036,369
Wartsila	3,500	136,654
		14,115,221
Information Technology – 1.07%
Accenture Class A	4,700	258,359
ASM Pacific Technology	8,850	111,096
Canon	6,000	261,136
† CGI Group Class A	89,493	1,876,435
Computershare	12,800	122,688
Dassault Systemes	1,550	119,125
InterXion Holding	2,255	29,315
Kyocera	1,400	141,894
Nokia	18,376	157,166
Sage Group	22,800	101,711
SAP	4,800	293,871
Yahoo Japan	260	93,028
		3,565,824
Materials – 2.44%
Agrium	2,350	216,811
Air Liquide	1,110	147,493
Anglo American	5,300	272,650
Anglo American ADR	8,500	218,478
Antofagasta	5,200	113,525
ArcelorMittal	13,527	489,326
Bayer	2,600	202,291
BHP Billiton	10,900	430,123
BHP Billiton Limited	15,690	756,168
JFE Holdings	3,100	90,717
Kansai Paint	9,000	78,016
Kazakhmys	5,500	122,986
Lafarge	13,038	813,285
Linde	1,390	219,448

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials (continued)
Lonza Group	1,550	$130,025
Newcrest Mining	4,850	199,906
Nitto Denko	3,100	164,364
OZ Minerals	75,000	123,824
Rexam	159,689	930,875
Rio Tinto	6,870	482,573
Rio Tinto Limited	2,280	200,012
Sumitomo Metal Mining	9,000	154,842
Syngenta	520	168,993
Syngenta ADR	15,500	1,010,135
Wacker Chemie	435	97,836
Xstrata	10,500	245,403
		8,080,105
Telecommunications – 0.95%
China Mobile ADR	12,725	588,404
China Unicom Hong Kong ADR	17,543	291,214
Mobistar	1,700	117,860
Softbank	2,600	103,781
Tele2 Class B	5,400	124,711
Telefonica	36,675	918,153
TELUS	4,254	217,482
Vodafone Group	183,161	518,572
Vodafone Group ADR	9,710	279,163
		3,159,340
Utilities – 0.46%
Electricite de France	3,880	160,673
Enagas	5,750	129,730
National Grid	88,247	840,849
Scottish & Southern Energy	8,600	173,958
Shikoku Electric Power	3,100	84,344
Tokyo Gas	31,000	141,629
		1,531,183
Total Developed Markets
(cost $54,871,946)		64,734,101

XEmerging Markets – 8.97%
Consumer Discretionary – 0.36%
† Grupo Televisa ADR	8,800	215,864
Hyundai Department Store	3,009	389,674
† Leoch International Technology	11,000	5,006
Mahindra & Mahindra	8,058	126,690
Santos Brasil Participacoes	12,600	204,404
Turk Sise ve Cam Fabrikalari	51,657	116,372
Wal-Mart de Mexico Series V	34,348	103,069
† Xueda Education Group ADR	5,000	47,800
		1,208,879
Consumer Staples – 0.50%
Brazil Foods ADR	13,600	259,624
@ Cresud ADR	10,369	187,679
Fomento Economico Mexicano ADR	2,725	159,958
KT&G	7,235	376,761
Lotte Chilsung Beverage	324	317,352
Lotte Confectionery	136	185,922
Tingyi Cayman Islands Holding	19,816	48,452
Tsingtao Brewery	16,162	77,082
United Spirits	2,571	59,148
		1,671,978
Energy – 1.70%
China Petroleum &
Chemical ADR	1,200	120,696
CNOOC	345,000	869,275
CNOOC ADR	300	75,912
Delek Group	430	116,397
Gazprom ADR	14,165	458,521
LUKOIL ADR	2,800	199,892
PetroChina ADR	1,400	213,150
Petroleo Brasileiro SA ADR	28,900	1,168,427
Petroleo Brasileiro SP ADR	25,600	909,824
Polski Koncern Naftowy Orlen	8,420	156,121
PTT	15,243	178,410
PTT Exploration & Production	12,300	74,016
# Reliance Industries GDR 144A	7,858	372,626
† Rosneft Oil GDR	31,900	291,407
Sasol ADR	4,100	237,595
Tambang Batubara Bukit Asam	74,491	179,651
		5,621,920
Financials – 1.75%
ABSA Group	4,883	98,491
Banco Bradesco ADR	9,302	193,017
Banco Santander Brasil ADR	25,200	308,952
Bangkok Bank	32,713	186,035
Bank of China	382,800	213,079
Cathay Financial Holding	78,450	129,527
China Construction Bank	256,449	240,331
Credicorp	1,350	141,656
Cyrela Brazil Realty	9,596	90,828
Fubon Financial Holding	127,043	168,714
Grupo Financiero Banorte	22,400	105,437
Hong Leong Bank	31,800	103,496
ICICI Bank ADR	2,700	134,541
Industrial & Commercial
Bank of China	299,800	248,969
IRSA Inversiones y
Representaciones ADR	4,575	63,410
Itau Unibanco Holding ADR	2,600	62,530
KB Financial Group ADR	10,089	526,365
KLCC Property Holdings	156,000	172,159
Malayan Banking	62,885	186,172
OTP Bank	5,465	161,720
Powszechna Kasa Oszczednosci
Bank Polski	11,733	180,568
Powszechny Zaklad Ubezpieczen	1,852	232,189

(continues)       43

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Financials (continued)
†	Samsung Life Insurance	4,130	$387,953
	Sberbank	119,117	447,642
	Standard Bank Group	24,729	380,168
	Turkiye Is Bankasi Class C	36,228	115,855
†	UEM Land Holdings	261,723	244,730
	VTB Bank GDR	38,300	268,100
			5,792,634
Healthcare – 0.06%
†	Hypermarcas	14,600	192,305
			192,305
Industrials – 0.26%
	All America Latina Logistica	9,300	76,631
	Elbit Systems	1,550	86,319
†	Empresas ADR	10,400	94,848
†	Gol Linhas Aereas
	Inteligentes ADR	8,600	118,078
	Siam Cement NVDR	10,300	119,534
†	Torunlar Gayrimenkul
	Yatirim Ortakligi	23,011	101,890
	Ultratech Cement	4,797	121,850
	United Tractors	50,811	126,626
			845,776
Information Technology – 1.85%
	Alibaba.com	76,500	131,190
	B2W Cia Global Do Varejo	7,045	96,678
†	Check Point Software
	Technologies	6,440	328,762
†	Ctrip.com International ADR	19,400	804,906
	Hon Hai Precision Industry	139,320	488,011
	HTC	40,350	1,578,048
	LG Display ADR	6,500	102,245
	LG Electronics	2,229	213,447
	Mediatek	3,006	34,553
†	MStar Semiconductor	9,000	73,763
	Samsung Electronics	783	665,532
†	Shanda Interactive
	Entertainment ADR	5,600	235,144
†	Sina	3,000	321,120
†	Sohu.com	4,700	419,992
	Taiwan Semiconductor
	Manufacturing	83,069	199,445
	Taiwan Semiconductor
	Manufacturing ADR	17,700	215,586
	United Microelectronics	420,000	218,534
			6,126,956
Materials – 1.25%
	Anglo Platinum	1,776	182,983
	ArcelorMittal South Africa	15,176	201,900
	Braskem ADR	7,575	203,995
	Cemex ADR	42,236	377,172
	Cia de Minas
	Buenaventura ADR	5,550	238,484
†	Fibria Celulose ADR	14,700	241,374
	Impala Platinum Holdings	3,920	113,423
	Israel Chemicals	7,300	120,198
	KCC	908	301,010
	MMC Norilsk Nickel ADR	7,346	194,228
†	Petronas Chemicals Group	70,200	167,933
	POSCO ADR	1,625	185,721
	Steel Authority of India	27,025	102,895
	Vale ADR	45,625	1,521,595
			4,152,911
Telecommunications – 1.03%
	America Movil ADR	4,100	238,210
	China Telecom	120,000	73,275
	Chunghwa Telecom ADR	20,233	630,460
	KT ADR	12,650	247,055
	LG Uplus	22,965	129,643
	Mobile Telesystems ADR	32,300	685,729
	MTN Group	6,281	126,800
	SK Telecom ADR	24,525	461,315
	Turkcell Iletisim Hizmet ADR	15,750	236,723
	Vivo Participacoes ADR	5,100	205,938
	Vodacom Group	32,723	383,972
			3,419,120
Utilities – 0.21%
	Centrais Eletricas Brasileiras ADR	17,000	263,670
@	Huaneng Power
	International ADR	4,225	99,245
	Light	8,100	140,235
	Polska Grupa Energetyczna	24,436	197,068
			700,218
Total Emerging Markets
	(cost $22,984,730)		29,732,697

Total Common Stock
	(cost $151,388,369)		195,191,562

Convertible Preferred Stock – 0.10%
	Apache 6.00%
	exercise price $109.12,
	expiration date 8/1/13	1,100	77,945
	Aspen Insurance 5.625%
	exercise price $29.28,
	expiration date 12/31/49	300	16,313
	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	37	37,425
#	Chesapeake Energy 144A 5.75%
	exercise price $27.94,
	expiration date 12/31/49	47	63,568

		Number of	Value
		Shares	(U.S. $)
Convertible Preferred Stock (continued)
Healthsouth 6.50%
exercise price $30.50,
expiration date 12/31/49		67	$70,618
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		325	58,848
Total Convertible Preferred Stock
(cost $295,709)			324,717

Exchange-Traded Fund – 0.02%
iShares MSCI EAFE
Growth Index		910	56,638
Total Exchange-Traded Fund
(cost $51,924)			56,638

		Principal
		Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor
Trust Series 2003-T4
2A5 5.407% 9/26/33	USD	63,272	62,027
• Fannie Mae Whole Loan
Series 2002-W11 AV1
0.59% 11/25/32		13,832	13,318
Total Agency Asset-Backed
Securities (cost $76,599)			75,345

Agency Collateralized Mortgage Obligations – 0.47%
Fannie Mae Grantor Trust
Series 2001-T8 A2
9.50% 7/25/41		54,425	63,592
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26		55,513	61,719
Series 2003-26 AT
5.00% 11/25/32		295,000	313,739
Series 2003-122
4.50% 2/25/28		41,563	43,100
Series 2010-41 PN
4.50% 4/25/40		120,000	119,485
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24		45,205	50,131
Series 2662 MA
4.50% 10/15/31		40,679	42,242
Series 2872 GC
5.00% 11/15/29		200,000	208,414
Series 3022 MB
5.00% 12/15/28		105,818	108,384
Series 3337 PB
5.50% 7/15/30		170,000	173,776
GNMA Series 2010-113 KE
4.50% 9/20/40		295,000	293,820
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		100,000	97,356
Total Agency Collateralized Mortgage Obligations
(cost $1,573,835)			1,575,758

Agency Mortgage-Backed Securities – 4.89%
Fannie Mae
6.50% 8/1/17		42,663	46,702
Fannie Mae Relocation
30 yr 5.00% 1/1/36		35,260	36,579
Fannie Mae S.F. 15 yr
4.00% 7/1/25		300,543	309,419
4.00% 8/1/25		409,136	421,218
4.00% 11/1/25		429,690	442,849
5.00% 9/1/18		52,644	56,366
5.50% 6/1/22		20,152	21,821
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/26		1,155,000	1,210,404
5.50% 4/1/26		1,250,000	1,351,953
Fannie Mae S.F. 20 yr
5.50% 8/1/28		63,566	68,190
Fannie Mae S.F. 30 yr
4.50% 6/1/38		70,150	71,555
5.00% 12/1/36		218,170	229,603
5.00% 12/1/37		57,537	60,301
5.00% 2/1/38		43,414	45,486
5.00% 7/1/40		576,757	604,460
6.50% 2/1/36		92,581	104,644
7.50% 6/1/31		36,276	42,115
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/41		1,355,000	1,332,558
5.50% 4/1/41		1,915,000	2,047,853
6.00% 4/1/41		6,240,000	6,786,001
• Freddie Mac ARM
2.821% 4/1/34		18,068	18,994
5.676% 7/1/36		55,551	58,268
Freddie Mac S.F. 15 yr
4.00% 2/1/14		71,257	74,350
5.00% 6/1/18		60,803	65,074
Freddie Mac S.F. 30 yr
7.00% 11/1/33		39,563	45,548
Freddie Mac S.F. 30 yr TBA
6.50% 4/1/41		565,000	632,270
GNMA I S.F. 30 yr
7.50% 9/15/31		18,795	21,935
Total Agency Mortgage-Backed
Securities (cost $16,144,832)			16,206,516

(continues)       45

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

			Principal	Value
			Amount°	(U.S. $)
Commercial Mortgage-Backed Securities – 1.63%
#	American Tower Trust
	Series 2007-1A AFX 144A
	5.42% 4/15/37	USD	100,000	$107,242
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.45% 6/10/39		55,000	59,213
	•Series 2005-1 A5
	5.167% 11/10/42		95,000	101,874
	Series 2006-4 A4
	5.634% 7/10/46		135,000	145,412
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		70,000	75,236
	•Series 2005-PW10 A4
	5.405% 12/11/40		90,000	96,274
	•Series 2005-T20 A4A
	5.149% 10/12/42		75,000	80,781
	•Series 2006-PW12 A4
	5.723% 9/11/38		345,000	378,434
	Series 2007-PW15 A4
	5.331% 2/11/44		55,000	57,617
•	Citigroup Commercial Mortgage
	Trust Series 2004-C1 A4
	5.372% 4/15/40		350,000	376,145
t	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		85,000	90,696
	Series 2006-C7 A2
	5.69% 6/10/46		59,173	59,253
	#Series 2010-C1 A1 144A
	3.156% 7/10/46		134,011	133,614
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1
	AAB 5.441% 2/15/39		73,093	77,121
•#	DBUBS Mortgage Trust
	Series 2011-LC1A C 144A
	5.557% 11/10/46		135,000	135,167
	First Union National Bank-Bank
	of America Commercial
	Mortgage Trust
	Series 2001-C1 C
	6.403% 3/15/33		7,377	7,393
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38		22,261	22,316
	•Series 2004-GG2 A5
	5.279% 8/10/38		75,000	78,357
	•Series 2004-GG2 A6
	5.396% 8/10/38		220,000	235,656
	Series 2005-GG4 A4
	4.761% 7/10/39		240,000	250,343
	Series 2005-GG4
	A4A 4.751% 7/10/39		120,000	126,261
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		165,000	165,821
	•#Series 2010-C1 C 144A
	5.635% 8/10/43		200,000	201,022
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2003-C1 A2
	4.985% 1/12/37		162,000	170,202
	•Series 2005-LDP5 A4
	5.202% 12/15/44		610,000	653,693
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		100,000	104,953
•	Merrill Lynch Mortgage Trust
	Series 2006-C1 ASB
	5.669% 5/12/39		155,000	162,673
	Morgan Stanley Capital I
	•Series 2004-T15 A4
	5.27% 6/13/41		500,000	535,643
	Series 2005-HQ6 A4A
	4.989% 8/13/42		300,000	319,874
	•Series 2007-T27 A4
	5.646% 6/11/42		155,000	170,223
#	OBP Depositor Trust
	Series 2010-OBP A 144A
	4.646% 7/15/45		135,000	137,080
•	Wachovia Bank Commercial
	Mortgage Trust
	Series 2005-C20 A5
	5.087% 7/15/42		105,000	106,207
Total Commercial Mortgage-Backed
	Securities (cost $5,104,100)			5,421,796

Convertible Bonds – 0.96%
Aerospace & Defense – 0.02%
	AAR 1.75%
	exercise price $29.43,
	expiration date 2/1/26		52,000	58,695
				58,695
Automobiles & Automotive Parts – 0.03%
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		91,000	90,204
				90,204
Banking, Finance & Insurance – 0.04%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		48,000	51,420
	Jefferies Group 3.875%
	exercise price $38.72,
	expiration date 11/1/29		78,000	81,413
				132,833

			Principal	Value
			Amount°	(U.S. $)
Convertible Bonds (continued)
Basic Materials – 0.06%
#	Rayonier TRS Holdings
	144A 4.50%
	exercise price $50.24,
	expiration date 8/15/15	USD	53,000	$71,683
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		85,000	119,956
				191,639
Capital Goods – 0.03%
#	Altra Holdings 144A 2.75%
	exercise price $27.70,
	expiration date 3/1/31		35,000	38,150
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		40,000	56,050
				94,200
Computers & Technology – 0.07%
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16		73,000	98,459
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		60,000	59,925
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/15/17		68,000	77,350
				235,734
Electronics & Electrical Equipment – 0.11%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15		88,000	91,190
	Intel 2.95%
	exercise price $30.75,
	expiration date 12/15/35		65,000	67,194
	Linear Technology 3.00%
	exercise price $44.72,
	expiration date 5/1/27		136,000	146,710
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/15/40		39,000	51,821
				356,915
Energy – 0.05%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		70,000	64,663
	Peabody Energy 4.75%
	exercise price $58.40,
	expiration date 12/15/41		37,000	49,210
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		55,000	54,381
				168,254
Healthcare & Pharmaceuticals – 0.16%
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		46,000	52,095
	Amgen 0.375%
	exercise price $79.48,
	expiration date 2/1/13		85,000	84,894
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/15/16		40,000	42,300
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		159,000	154,230
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/15/14		92,000	98,440
	Medtronic 1.625%
	exercise price $54.79,
	expiration date 4/15/13		90,000	93,150
				525,109
Leisure, Lodging & Entertainment – 0.07%
	#Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 10/1/14		59,000	84,296
	International Game
	Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14		30,000	34,575
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/15/27		116,000	105,560
				224,431
Packaging & Containers – 0.02%
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 6/1/15		63,000	64,181
				64,181
Real Estate – 0.11%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49,
	expiration date 4/15/29		26,000	37,863
	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 12/1/29		59,000	67,334
#	Lexington Realty
	Trust 144A 6.00%
	exercise price $7.09,
	expiration date 1/15/30		80,000	111,500
	National Retail
	Properties 5.125%
	exercise price $25.42,
	expiration date 6/15/28		140,000	163,624
				380,321

(continues)       47

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

			Principal	Value
			Amount°	(U.S. $)
Convertible Bonds (continued)
Telecommunications – 0.19%
	Alaska Communications
	Systems Group 5.75%
	exercise price $12.90,
	expiration date 3/1/13	USD	93,000	$99,626
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		85,000	82,663
#	Clearwire Communications/
	Finance 144A 8.25%
	exercise price $7.08,
	expiration date 12/1/40		49,000	54,206
	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		244,000	236,679
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		62,000	62,620
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		29,000	42,485
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		60,000	72,600
				650,879
Total Convertible Bonds
	(cost $2,750,399)			3,173,395

Corporate Bonds – 20.86%
Banking – 2.69%
	AgriBank FCB
	9.125% 7/15/19		325,000	388,596
	Bank of America
	5.30% 3/15/17		260,000	267,272
	6.50% 8/1/16		285,000	315,746
#	Bank of Montreal 144A
	2.85% 6/9/15		155,000	156,485
	BB&T 5.25% 11/1/19		399,000	408,886
•	BB&T Capital Trust IV
	6.82% 6/12/57		200,000	199,750
#	Canadian Imperial
	Bank of Commerce 144A
	2.60% 7/2/15		155,000	156,015
	Capital One Capital V
	10.25% 8/15/39		270,000	294,637
	City National
	5.25% 9/15/20		190,000	188,295
#	Export-Import
	Bank of Korea 144A
	5.25% 2/10/14		125,000	133,834
	Fifth Third Bancorp
	3.625% 1/25/16		435,000	435,092
•	Fifth Third
	Capital Trust IV
	6.50% 4/15/37		120,000	117,750
	JPMorgan Chase
	4.40% 7/22/20		125,000	121,021
	5.875% 6/13/16		285,000	314,165
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		175,000	176,438
	KeyBank 5.45% 3/3/16		290,000	310,563
	KeyCorp 5.10% 3/24/21		170,000	169,277
	Korea Development Bank
	8.00% 1/23/14		100,000	114,206
	PNC Funding
	5.125% 2/8/20		530,000	558,857
	5.25% 11/15/15		205,000	220,678
	5.625% 2/1/17		220,000	238,931
•#	PNC Preferred Funding
	Trust II 144A
	6.113% 3/29/49		300,000	250,554
	Rabobank Nederland
	2.125% 10/13/15		80,000	77,272
	•#144A 11.00% 12/29/49		275,000	359,250
	SunTrust Banks
	3.60% 4/15/16		185,000	184,106
•	SunTrust Capital VIII
	6.10% 12/15/36		295,000	288,542
	SVB Financial Group
	5.375% 9/15/20		305,000	300,557
	US Bank 6.30% 2/4/14		570,000	634,852
•	USB Capital IX
	6.189% 4/10/29		340,000	288,150
	Wachovia
	•0.673% 10/15/16		130,000	126,157
	5.25% 8/1/14		115,000	123,083
	5.625% 10/15/16		265,000	286,715
	Wells Fargo
	4.60% 4/1/21		210,000	208,082
•	Wells Fargo Capital XIII
	7.70% 12/29/49		301,000	311,535
	Zions Bancorporation
	5.65% 5/15/14		27,000	27,548
	7.75% 9/23/14		147,000	159,766
				8,912,663
Basic Industry – 1.53%
	AK Steel
	7.625% 5/15/20		45,000	46,125
	Alcoa
	5.55% 2/1/17		55,000	58,232
	5.72% 2/23/19		100,000	104,156
	6.15% 8/15/20		78,000	82,572
	6.75% 7/15/18		55,000	60,986
#	Algoma Acquisition 144A
	9.875% 6/15/15		122,000	112,850
	ArcelorMittal
	5.50% 3/1/21		240,000	236,944
	9.85% 6/1/19		335,000	425,661

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Century Aluminum
	8.00% 5/15/14	USD	114,000	$118,845
	CF Industries
	7.125% 5/1/20		111,000	126,263
	Cliffs Natural Resources
	4.875% 4/1/21		290,000	286,607
	5.90% 3/15/20		105,000	112,174
	Compass Minerals International
	8.00% 6/1/19		90,000	98,550
	Dow Chemical
	4.25% 11/15/20		104,000	99,710
	8.55% 5/15/19		506,000	640,587
	duPont (E.I.) deNemours
	3.625% 1/15/21		470,000	447,218
#	Georgia-Pacific 144A
	5.40% 11/1/20		310,000	306,682
	Hexion U.S. Nova Scotia/Finance
	8.875% 2/1/18		95,000	100,938
	International Paper
	9.375% 5/15/19		395,000	509,190
#	MacDermid 144A
	9.50% 4/15/17		26,000	27,755
	Momentive Performance Materials
	11.50% 12/1/16		170,000	183,175
•	Noranda Aluminum
	Acquisition PIK
	5.193% 5/15/15		109,274	105,723
#	Novelis 144A
	8.75% 12/15/20		120,000	132,600
	Reliance Steel & Aluminum
	6.85% 11/15/36		110,000	107,972
	Ryerson
	•7.679% 11/1/14		8,000	7,700
	12.00% 11/1/15		120,000	130,800
	Southern Copper
	7.50% 7/27/35		215,000	232,798
	Steel Dynamics
	7.75% 4/15/16		22,000	23,540
	Teck Resources
	9.75% 5/15/14		119,000	144,680
				5,071,033
Brokerage – 0.70%
•	Bear Stearns
	5.39% 12/7/12	AUD	430,000	439,944
	E TRADE Financial PIK
	12.50% 11/30/17	USD	172,000	205,970
	Goldman Sachs Group
	3.625% 2/7/16		435,000	431,363
	5.375% 3/15/20		190,000	193,254
	6.25% 2/1/41		215,000	214,830
	Jefferies Group
	6.25% 1/15/36		35,000	32,449
	6.45% 6/8/27		260,000	261,659
	Lazard Group
	6.85% 6/15/17		300,000	319,760
	Morgan Stanley
	5.75% 1/25/21		210,000	212,347
				2,311,576
Capital Goods – 0.77%
	Allied Waste North America
	6.875% 6/1/17		285,000	311,042
	7.125% 5/15/16		133,000	138,967
	Anixter 10.00% 3/15/14		3,000	3,473
#	Berry Plastics 144A
	9.75% 1/15/21		125,000	124,375
	Case New Holland
	7.75% 9/1/13		67,000	73,281
	Casella Waste Systems
	11.00% 7/15/14		50,000	56,875
#	Cemex Espana
	Luxembourg 144A
	9.25% 5/12/20		75,000	78,094
#	Cemex Finance 144A
	9.50% 12/14/16		100,000	108,250
	Graham Packaging/GPC Capital I
	8.25% 10/1/18		55,000	59,263
	9.875% 10/15/14		11,000	11,426
	Jabil Circuit 7.75% 7/15/16		38,000	43,320
#	Meccanica Holdings USA 144A
	6.25% 7/15/19		405,000	425,515
#	Plastipak Holdings 144A
	10.625% 8/15/19		67,000	76,715
	Ply Gem Industries
	13.125% 7/15/14		147,000	163,170
	Pregis 12.375% 10/15/13		124,000	122,915
	RBS Global/Rexnord
	11.75% 8/1/16		77,000	82,968
	Sanmina-SCI 8.125% 3/1/16		141,000	146,640
	Smurfit Kappa Funding
	7.75% 4/1/15		87,000	89,393
	Temple-Inland
	6.875% 1/15/18		150,000	162,626
	Trimas 9.75% 12/15/17		67,000	74,119
#	Votorantim Cimentos
	144A 7.25% 4/5/41		200,000	198,790
				2,551,217
Consumer Cyclical – 1.37%
#	Allison Transmission 144A
	11.00% 11/1/15		132,000	143,880
	American Axle & Manufacturing
	7.875% 3/1/17		57,000	58,140
#	Ameristar Casinos 144A
	7.50% 4/15/21		155,000	155,000
	ArvinMeritor
	8.125% 9/15/15		167,000	174,515

(continues)       49

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Beazer Homes USA 144A
	9.125% 5/15/19	USD	50,000	$50,813
	Best Buy 5.50% 3/15/21		110,000	108,137
	CKE Restaurants
	11.375% 7/15/18		110,000	121,825
#w	CVS Pass Through Trust 144A
	5.773% 1/10/33		49,811	50,395
	Dave & Buster’s
	11.00% 6/1/18		35,000	38,150
#	Dunkin Finance 144A
	9.625% 12/1/18		68,000	69,615
#	Equinox Holdings 144A
	9.50% 2/1/16		18,000	19,463
	Family Dollar Stores
	5.00% 2/1/21		280,000	275,606
	Ford Motor
	7.45% 7/16/31		263,000	286,040
	Ford Motor Credit
	12.00% 5/15/15		185,000	233,047
	Hanesbrands
	6.375% 12/15/20		255,000	249,900
	Harrah’s Operating
	10.00% 12/15/18		286,000	262,404
	K Hovnanian Enterprises
	10.625% 10/15/16		76,000	81,130
#	M/I Homes 144A
	8.625% 11/15/18		110,000	110,413
	Macy’s Retail Holdings
	5.90% 12/1/16		181,000	195,480
#	Marina District Finance 144A
	9.875% 8/15/18		45,000	47,306
	MGM MIRAGE
	11.375% 3/1/18		322,000	359,029
	Mobile Mini
	6.875% 5/1/15		64,000	66,240
	Mohawk Industries
	6.875% 1/15/16		37,000	39,868
	NCL
	11.75% 11/15/16		23,000	26,680
	New Albertsons
	7.25% 5/1/13		13,000	13,293
	Norcraft Finance
	10.50% 12/15/15		7,000	7,516
	Norcraft Holdings
	9.75% 9/1/12		131,000	130,345
	OSI Restaurant Partners
	10.00% 6/15/15		75,000	78,938
#	Pinafore 144A
	9.00% 10/1/18		170,000	185,300
	Pinnacle Entertainment
	8.75% 5/15/20		182,000	190,190
#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		62,000	64,480
	Royal Caribbean Cruises
	7.00% 6/15/13		26,000	27,820
	Ryland Group
	8.40% 5/15/17		72,000	80,280
	Sally Holdings
	10.50% 11/15/16		105,000	114,713
#	Sealy Mattress 144A
	10.875% 4/15/16		21,000	23,888
#	Sears Holdings 144A
	6.625% 10/15/18		110,000	107,250
	Standard Pacific
	10.75% 9/15/16		95,000	111,150
	Wyndham Worldwide
	5.625% 3/1/21		115,000	114,133
	5.75% 2/1/18		70,000	72,633
				4,545,005
Consumer Non-Cyclical – 2.88%
	Alere
	9.00% 5/15/16		74,000	79,180
	Amgen
	3.45% 10/1/20		415,000	391,312
	Anheuser-Busch
	Inbev Worldwide
	5.375% 11/15/14		310,000	341,895
	Archer-Daniels-Midland
	5.765% 3/1/41		110,000	113,031
	Bio-Rad Laboratories
	4.875% 12/15/20		425,000	420,219
	8.00% 9/15/16		52,000	57,850
#	Blue Merger Sub 144A
	7.625% 2/15/19		120,000	122,250
#	Bumble Bee Acquisition 144A
	9.00% 12/15/17		115,000	120,175
	CareFusion
	6.375% 8/1/19		620,000	694,195
	Celgene
	2.45% 10/15/15		90,000	87,194
	3.95% 10/15/20		390,000	368,741
	Coca-Cola Enterprises
	4.50% 9/1/21		295,000	298,037
	Covidien International Finance
	4.20% 6/15/20		975,000	969,143
	Delhaize Group
	5.70% 10/1/40		278,000	254,906
#	DJO Finance 144A
	9.75% 10/15/17		45,000	47,475
#	Dole Food 144A
	8.00% 10/1/16		87,000	92,764
	Genzyme
	3.625% 6/15/15		520,000	540,721
	Hospira
	6.40% 5/15/15		445,000	500,067
	Ingles Markets
	8.875% 5/15/17		72,000	77,670

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	International CCE
	3.50% 9/15/20	USD	255,000	$241,292
	Jarden
	6.125% 11/15/22		65,000	63,863
	7.50% 1/15/20		25,000	26,375
	Kraft Foods
	6.125% 8/23/18		240,000	268,801
	6.50% 8/11/17		250,000	285,465
	Life Technologies
	6.00% 3/1/20		185,000	199,604
	LVB Acquisition
	11.625% 10/15/17		67,000	75,040
	PIK 10.375% 10/15/17		57,000	62,914
	McKesson
	4.75% 3/1/21		300,000	304,847
	Medco Health Solutions
	4.125% 9/15/20		270,000	260,760
	7.125% 3/15/18		310,000	362,035
	Merck 3.875% 1/15/21		190,000	186,345
#	Mylan 144A
	6.00% 11/15/18		80,000	80,400
#	Reynolds Group Issuer
	144A 9.00% 4/15/19		180,000	187,200
	Safeway
	3.95% 8/15/20		225,000	213,227
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20		50,000	51,563
	Smithfield Foods
	10.00% 7/15/14		23,000	27,198
	Supervalu
	8.00% 5/1/16		72,000	72,360
	Tops Markets
	10.125% 10/15/15		44,000	47,520
	Tyson Foods
	10.50% 3/1/14		66,000	79,530
#	Viskase 144A
	9.875% 1/15/18		135,000	146,138
	Yale University
	2.90% 10/15/14		230,000	237,789
	Yankee Acquisition
	9.75% 2/15/17		116,000	123,975
	Zimmer Holdings
	4.625% 11/30/19		355,000	368,313
				9,549,379
Energy – 2.99%
	AmeriGas Partners
	6.50% 5/20/21		90,000	92,475
	7.125% 5/20/16		26,000	27,105
	Anadarko Petroleum
	5.95% 9/15/16		215,000	234,061
	Antero Resources Finance
	9.375% 12/1/17		44,000	48,180
	Berry Petroleum
	10.25% 6/1/14		10,000	11,650
	Buckeye Partners
	4.875% 2/1/21		420,000	418,012
	Chesapeake Energy
	6.125% 2/15/21		90,000	93,038
	6.50% 8/15/17		20,000	21,725
	9.50% 2/15/15		3,000	3,735
#	CNOOC Finance 2011
	144A 4.25% 1/26/21		425,000	415,340
	Complete Production Services
	8.00% 12/15/16		119,000	126,140
	Comstock Resources
	7.75% 4/1/19		30,000	30,563
	Copano Energy
	7.75% 6/1/18		57,000	59,850
	Ecopetrol
	7.625% 7/23/19		163,000	188,673
	El Paso
	6.875% 6/15/14		4,000	4,488
	7.00% 6/15/17		113,000	127,035
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11		7,000	7,135
•	Enbridge Energy Partners
	8.05% 10/1/37		215,000	228,494
	Energy Transfer Partners
	9.70% 3/15/19		380,000	496,720
#	ENI 144A
	4.15% 10/1/20		250,000	234,837
	Ensco
	4.70% 3/15/21		260,000	258,585
	Enterprise Products Operating
	•7.034% 1/15/68		345,000	358,418
	9.75% 1/31/14		195,000	233,808
	EOG Resources
	4.10% 2/1/21		255,000	247,374
	Forest Oil
	7.25% 6/15/19		98,000	102,900
#	Headwaters 144A
	7.625% 4/1/19		85,000	85,425
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		154,000	163,240
#	Hercules Offshore 144A
	10.50% 10/15/17		115,000	118,450
#	Hilcorp Energy Finance I 144A
	7.625% 4/15/21		35,000	36,838
	7.75% 11/1/15		67,000	69,680
	Holly 9.875% 6/15/17		82,000	93,070
#	Inergy Finance 144A
	6.875% 8/1/21		65,000	67,844
	International Coal Group
	9.125% 4/1/18		110,000	125,400

(continues)     51

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	IPIC GMTN 144A
	5.00% 11/15/20	USD	250,000	$243,414
	Kinder Morgan
	Energy Partners
	9.00% 2/1/19		480,000	610,101
#	Linn Energy 144A
	8.625% 4/15/20		57,000	63,555
#	Murray Energy 144A
	10.25% 10/15/15		97,000	104,760
#	NFR Energy 144A
	9.75% 2/15/17		77,000	76,615
	Noble Energy
	8.25% 3/1/19		280,000	352,805
	OPTI Canada
	7.875% 12/15/14		54,000	28,823
	8.25% 12/15/14		69,000	37,174
	#144A 9.00% 12/15/12		75,000	76,594
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		110,000	110,892
	Petrobras International Finance
	5.375% 1/27/21		295,000	297,365
	5.75% 1/20/20		100,000	103,663
	5.875% 3/1/18		25,000	26,606
	PetroHawk Energy
	7.875% 6/1/15		95,000	101,175
	#144A 7.25% 8/15/18		75,000	77,625
	Petroleum Development
	12.00% 2/15/18		79,000	89,961
	Plains All American Pipeline
	8.75% 5/1/19		310,000	388,413
	Pride International
	6.875% 8/15/20		255,000	290,381
	Quicksilver Resources
	7.125% 4/1/16		63,000	62,528
	Range Resources
	8.00% 5/15/19		67,000	74,203
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		147,213	158,180
#	SandRidge Energy 144A
	9.875% 5/15/16		162,000	180,630
•	TransCanada PipeLines
	6.35% 5/15/67		470,000	472,506
	Transocean
	6.50% 11/15/20		275,000	303,748
	Weatherford International
	Bermuda 9.625% 3/1/19		205,000	261,465
	Williams 8.75% 3/15/32		45,000	58,398
	Williams Partners/Finance
	7.25% 2/1/17		150,000	175,885
#	Woodside Finance 144A
	4.50% 11/10/14		165,000	174,903
	8.125% 3/1/14		80,000	91,960
				9,924,616
Financials – 0.82%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	252,694
	5.60% 11/25/39		250,000	258,603
#	ERAC USA Finance 144A
	5.25% 10/1/20		470,000	484,846
	FTI Consulting
	7.75% 10/1/16		40,000	42,000
	#144A 6.75% 10/1/20		50,000	50,875
	General Electric Capital
	4.375% 9/16/20		280,000	272,624
	5.30% 2/11/21		195,000	198,433
	6.00% 8/7/19		595,000	650,674
	International Lease Finance
	8.25% 12/15/20		75,000	82,313
	Nuveen Investments
	10.50% 11/15/15		138,000	142,485
	#144A 10.50% 11/15/15		135,000	138,713
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	147,750
				2,722,010
Insurance – 0.68%
	American International Group
	5.45% 5/18/17		245,000	252,154
•	Chubb
	6.375% 3/29/67		220,000	232,650
•	Genworth Financial
	6.15% 11/15/66		167,000	133,183
•#	ILFC E-Capital Trust I 144A
	5.97% 12/21/65		250,000	209,303
•	ING Groep
	5.775% 12/29/49		75,000	69,750
•#	Liberty Mutual Group
	144A 7.00% 3/15/37		70,000	67,416
	MetLife
	6.40% 12/15/36		20,000	19,362
	6.817% 8/15/18		285,000	330,021
#	Metlife Capital Trust X 144A
	9.25% 4/8/38		400,000	484,999
	Prudential Financial
	3.875% 1/14/15		160,000	165,586
	4.50% 11/15/20		145,000	142,302
=@#‡w	Twin Reefs Pass Through Trust
	144A 0.00% 12/31/49		200,000	0
∏•	XL Group
	6.50% 12/31/49		140,000	129,850
				2,236,576

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media – 1.04%
#	Affinion Group 144A
	7.875% 12/15/18	USD	120,000	$113,400
#	CCO Holdings 144A
	7.00% 1/15/19		25,000	25,688
#	Charter Communications
	Operating 144A
	10.875% 9/15/14		149,000	167,625
#	Clear Channel Communications
	144A 9.00% 3/1/21		70,000	70,175
	DIRECTV Holdings/Financing
	5.00% 3/1/21		365,000	366,994
	DISH DBS
	7.875% 9/1/19		73,000	79,388
	GXS Worldwide
	9.75% 6/15/15		251,000	256,648
	Lamar Media
	6.625% 8/15/15		63,000	64,715
	LIN Television
	6.50% 5/15/13		23,000	23,086
#	NBC Universal Media
	144A 4.375% 4/1/21		600,000	575,577
	Nielsen Finance
	11.50% 5/1/16		21,000	24,833
	11.625% 2/1/14		2,000	2,365
#	Rainbow National
	Services 144A
	10.375% 9/1/14		3,000	3,120
#	Sinclair Television Group
	144A 9.25% 11/1/17		72,000	80,640
#	Sirius XM Radio 144A
	8.75% 4/1/15		145,000	163,850
	9.75% 9/1/15		19,000	21,494
	Symantec
	4.20% 9/15/20		165,000	155,571
	Time Warner
	4.75% 3/29/21		175,000	174,187
	Time Warner Cable
	4.125% 2/15/21		45,000	42,132
	8.25% 4/1/19		200,000	244,016
	Viacom
	3.50% 4/1/17		340,000	335,190
	Videotron
	6.375% 12/15/15		3,000	3,105
#	Vivendi 144A
	6.625% 4/4/18		335,000	375,641
#	XM Satellite Radio 144A
	13.00% 8/1/13		74,000	88,245
				3,457,685
Real Estate – 0.50%
	Brandywine Operating Partnership
	4.95% 4/15/18		190,000	187,776
	Developers Diversified Realty
	4.75% 4/15/18		95,000	92,610
	5.375% 10/15/12		192,000	199,067
	7.50% 4/1/17		40,000	45,172
	7.875% 9/1/20		50,000	57,430
	9.625% 3/15/16		72,000	87,802
	Digital Realty Trust
	5.25% 3/15/21		145,000	142,935
	5.875% 2/1/20		115,000	120,236
	Health Care REIT
	5.25% 1/15/22		320,000	312,845
	Host Hotels & Resorts
	6.375% 3/15/15		75,000	76,969
#	Qatari Diar Finance 144A
	5.00% 7/21/20		113,000	112,140
	Regency Centers
	4.80% 4/15/21		80,000	78,276
	5.875% 6/15/17		100,000	109,726
	Ventas Realty
	6.50% 6/1/16		34,000	35,188
				1,658,172
Services Non-Cyclical – 0.66%
#	Brambles USA 144A
	3.95% 4/1/15		345,000	347,341
	5.35% 4/1/20		50,000	50,265
	Corrections Corporation
	of America
	7.75% 6/1/17		114,000	124,403
#	Geo Group 144A
	6.625% 2/15/21		75,000	74,625
#	HCA Holdings 144A
	7.75% 5/15/21		125,000	130,938
	HCA PIK
	9.625% 11/15/16		3,000	3,240
#	Health Care Services 144A
	4.70% 1/15/21		135,000	135,779
	Laboratory Corporation of
	America Holdings
	4.625% 11/15/20		425,000	426,291
#	Multiplan 144A
	9.875% 9/1/18		135,000	145,125
	PHH
	9.25% 3/1/16		40,000	43,500
	#144A 9.25% 3/1/16		175,000	191,188
	Quest Diagnostics
	4.70% 4/1/21		330,000	327,267
	4.75% 1/30/20		35,000	35,186
	Radnet Management
	10.375% 4/1/18		52,000	52,845
	RSC Equipment Rental
	10.25% 11/15/19		91,000	104,195
				2,192,188

(continues)     53

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology – 0.29%
	Amkor Technology
	7.375% 5/1/18	USD	65,000	$67,600
	Analog Devices
	3.00% 4/15/16		140,000	139,347
	First Data
	9.875% 9/24/15		50,000	51,500
	11.25% 3/31/16		135,000	135,169
	National Semiconductor
	6.60% 6/15/17		270,000	297,486
#	Seagate Technology
	International 144A
	10.00% 5/1/14		146,000	170,820
	SunGard Data Systems
	10.25% 8/15/15		47,000	49,468
#	Unisys 144A
	12.75% 10/15/14		51,000	60,818
				972,208
Telecommunications – 1.88%
	America Movil
	5.00% 3/30/20		385,000	398,897
#	AT&T 144A
	5.35% 9/1/40		295,000	265,167
#	Avaya 144A
	7.00% 4/1/19		240,000	235,200
	Cincinnati Bell
	7.00% 2/15/15		41,000	41,718
	Citizens Communications
	6.25% 1/15/13		4,000	4,240
#	Clearwire Communications/
	Finance 144A
	12.00% 12/1/15		417,000	452,445
	Cricket Communications
	7.75% 10/15/20		110,000	111,100
#	Crown Castle Towers 144A
	4.883% 8/15/20		770,000	771,964
#	Digicel 144A
	12.00% 4/1/14		155,000	182,513
	Global Crossing
	12.00% 9/15/15		134,000	153,430
	Hughes Network Systems
	9.50% 4/15/14		108,000	112,050
	Intelsat Jackson Holdings
	11.25% 6/15/16		7,000	7,499
	#144A 7.25% 10/15/20		130,000	130,650
	Level 3 Financing
	9.25% 11/1/14		14,000	14,385
	10.00% 2/1/18		112,000	112,700
	MetroPCS Wireless
	6.625% 11/15/20		55,000	55,069
	NII Capital
	10.00% 8/15/16		134,000	153,430
	PAETEC Holding
	8.875% 6/30/17		67,000	72,528
	9.50% 7/15/15		101,000	106,303
	Qwest
	8.375% 5/1/16		502,000	599,889
	Sprint Capital
	8.75% 3/15/32		167,000	178,481
#	Telcordia Technologies 144A
	11.00% 5/1/18		50,000	55,875
	Telecom Italia Capital
	6.999% 6/4/18		340,000	370,248
	Telefonica Emisiones
	6.421% 6/20/16		370,000	411,602
	Telesat Canada
	11.00% 11/1/15		169,000	189,069
	12.50% 11/1/17		44,000	52,690
	Verizon Communications
	4.60% 4/1/21		225,000	224,482
	Virgin Media Secured Finance
	6.50% 1/15/18		300,000	329,250
	#144A 5.25% 1/15/21		200,000	201,062
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		150,000	173,250
	Windstream
	8.125% 8/1/13		48,000	52,920
				6,220,106
Transportation – 0.23%
	Burlington Northern Santa Fe
	3.60% 9/1/20		45,000	42,767
	4.70% 10/1/19		285,000	298,090
	5.65% 5/1/17		30,000	33,448
	5.75% 3/15/18		15,000	16,739
	Canadian Pacific Railway
	4.45% 3/15/23		205,000	198,547
	Kansas City Southern Railway
	13.00% 12/15/13		42,000	50,295
#	United Air Lines 144A
	12.00% 11/1/13		115,000	125,494
				765,380
Utilities – 1.83%
	AES
	7.75% 3/1/14		1,000	1,085
	8.00% 6/1/20		75,000	81,375
	Ameren Illinois
	9.75% 11/15/18		480,000	620,030
#	American Transmission
	Systems 144A
	5.25% 1/15/22		335,000	348,718
#	Calpine 144A
	7.875% 7/31/20		85,000	90,738
	CenterPoint Energy
	5.95% 2/1/17		180,000	196,147

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
	CMS Energy
	4.25% 9/30/15	USD	125,000	$125,974
	6.25% 2/1/20		45,000	47,222
	6.55% 7/17/17		80,000	87,633
	8.75% 6/15/19		155,000	185,756
	Commonwealth Edison
	4.00% 8/1/20		55,000	53,211
	5.80% 3/15/18		125,000	138,291
	Dominion Resources
	4.45% 3/15/21		185,000	183,836
	Dynegy Holdings
	7.75% 6/1/19		86,000	67,188
#	Enel Finance International 144A
	6.25% 9/15/17		360,000	394,767
	Energy Future Intermediate
	Holding 10.00% 12/1/20		115,000	122,438
	Exelon Generation
	4.00% 10/1/20		500,000	458,002
	Florida Power
	5.65% 6/15/18		75,000	84,014
#	GenOn Escrow 144A
	9.875% 10/15/20		60,000	63,000
	Jersey Central Power & Light
	5.625% 5/1/16		65,000	71,824
#	LG&E & KU Energy 144A
	3.75% 11/15/20		195,000	180,384
	NiSource Finance
	5.45% 9/15/20		70,000	72,776
	6.40% 3/15/18		120,000	134,442
	6.80% 1/15/19		125,000	143,223
	NRG Energy
	7.375% 2/1/16		87,000	90,263
	Oncor Electric Delivery
	7.00% 9/1/22		100,000	115,250
	#144A 5.00% 9/30/17		165,000	171,419
	#144A 5.25% 9/30/40		45,000	41,387
	Pennsylvania Electric
	5.20% 4/1/20		255,000	260,898
	PPL Electric Utilities
	7.125% 11/30/13		100,000	114,066
	Public Service Company
	of Oklahoma
	5.15% 12/1/19		380,000	400,896
•	Puget Sound Energy
	6.974% 6/1/67		174,000	170,291
	Sempra Energy
	6.15% 6/15/18		135,000	151,823
	Southern California Edison
	5.50% 8/15/18		285,000	319,163
#	Tampa Electric 144A
	5.40% 5/15/21		180,000	195,643
•	Wisconsin Energy
	6.25% 5/15/67		95,000	95,476
				6,078,649
Total Corporate Bonds
	(cost $66,701,247)			69,168,463

Municipal Bonds – 0.11%
	Oregon State Taxable Pension
	5.892% 6/1/27		200,000	208,090
•¤	Puerto Rico Sales Tax Financing
	Revenue First Subordinate
	Series B 5.00% 8/1/39-11		155,000	157,443
Total Municipal Bonds
	(cost $355,000)			365,533

Non-Agency Asset-Backed Securities – 0.94%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.125% 1/15/16		195,000	195,657
•	American Express Credit Account
	Master Trust
	Series 2010-1 B
	0.855% 11/16/15		100,000	100,001
•	Bank of America Credit Card
	Trust Series 2008-A5 A5
	1.455% 12/16/13		675,000	677,049
	Capital One Multi-Asset
	Execution Trust
	•Series 2006-A7 A7
	0.285% 3/17/14		100,000	99,992
	Series 2007-A7 A7
	5.75% 7/15/20		320,000	361,892
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A3
	3.07% 8/15/16		78,247	78,832
	Series 2010-VT1A A3
	2.41% 5/15/13		100,000	100,717
	Citibank Credit Card
	Issuance Trust
	•Series 2004-C1 C1
	0.905% 7/15/13		100,000	99,883
	Series 2007-A3 A3
	6.15% 6/15/39		80,000	93,171
	•Series 2009-A1 A1
	2.005% 3/17/14		125,000	126,897
	CNH Equipment Trust
	Series 2009-C A3
	1.85% 12/16/13		60,919	61,234
	Series 2010-A A4
	2.49% 1/15/16		240,000	244,615
	Discover Card
	Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		105,000	117,777

(continues)     55

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
#	Ford Auto Securitization
	Trust Series 2011-R1A
	A3 144A 3.02% 2/15/16	CAD	100,000	$103,012
	Ford Credit Auto Owner
	Trust Series 2010-B B
	2.54% 2/15/16	USD	100,000	100,183
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.805% 9/15/14		100,000	101,346
	Harley-Davidson
	Motorcycle Trust
	Series 2009-4 A3
	1.87% 2/17/14		100,000	100,618
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38		82,800	82,025
•	Residential Asset Securities
	Series 2006-KS3 AI3
	0.42% 4/25/36		286,693	259,608
	World Omni Auto
	Receivables Trust
	Series 2008-A A3A
	3.94% 10/15/12		11,646	11,686
Total Non-Agency Asset-Backed
	Securities (cost $3,117,733)			3,116,195

Non-Agency Collateralized Mortgage Obligations – 0.29%
•	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		41,518	39,293
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		119,311	115,180
	Series 2005-6 7A1
	5.50% 7/25/20		13,270	12,733
@•	Bank of America
	Funding Securities
	Series 2006-H 1A2
	2.874% 9/20/46		6,730	862
•	Bank of America Mortgage
	Securities Series 2003-D 1A2
	2.84% 5/25/33		752	553
•	ChaseFlex Trust
	Series 2006-1 A4
	6.237% 6/25/36		110,000	90,092
w	Countrywide Home Loan
	Mortgage Pass Through Trust
	Series 2006-1 A2
	6.00% 3/25/36		91,724	82,059
	Series 2006-17 A5
	6.00% 12/25/36		144	142
•	First Horizon Asset
	Securities Series
	2007-AR2 1A1
	5.709% 8/25/37		71,041	52,956
#	GSMPS Mortgage Loan
	Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27		41,559	42,030
	•Series 1999-3 A
	8.00% 8/19/29		66,240	66,512
	Series 2005-RP1 1A3
	8.00% 1/25/35		88,558	88,534
	Series 2005-RP1 1A4
	8.50% 1/25/35		40,735	39,902
•	MASTR ARM Trust
	Series 2005-6 7A1
	5.368% 6/25/35		107,900	93,241
#	MASTR Reperforming
	Loan Trust Series
	2005-1 1A5 144A
	8.00% 8/25/34		127,683	130,108
•#	MASTR Specialized
	Loan Trust Series
	2005-2 A2 144A
	5.006% 7/25/35		51,067	50,813
•	Structured ARM Loan
	Trust Series 2006-5
	5A4 5.423% 6/25/36		72,286	18,895
•	Wells Fargo Mortgage
	Backed Securities Trust
	Series 2005-AR16 2A1
	2.759% 10/25/35		6,785	6,310
	Series 2006-AR5 2A1
	3.202% 4/25/36		41,000	33,437
Total Non-Agency Collateralized Mortgage
	Obligations (cost $1,042,397)			963,652

Regional Bonds – 0.07%Δ
Australia – 0.05%
	New South Wales Treasury
	2.75% 11/20/25	AUD	157,000	170,877
				170,877
Canada – 0.02%
	Province of Quebec Canada
	4.50% 12/1/20	CAD	43,000	45,782
				45,782
Total Regional Bonds (cost $179,927)				216,659

«Senior Secured Loans – 2.39%
	Advantage Sales & Marketing
	5.252% 11/29/17	USD	124,688	125,154
	Affinion Group Tranche B
	5.00% 10/7/16		144,272	144,362

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
ATI Holdings
7.75% 3/12/16	USD	49,625	$50,152
Attachmate
6.50% 11/21/16		165,000	164,107
AutoTrader.com Tranche B
4.75% 11/16/16		190,000	191,346
BNY ConvergEx Group
8.75% 11/29/17		125,000	128,750
Tranche B 5.25% 11/29/16		124,688	125,662
Bresnan Broadband Holdings
4.497% 12/6/17		224,438	226,136
Brock Holdings III
10.00% 2/15/18		65,000	66,950
Tranche B 6.00% 2/15/17		65,000	65,203
Burlington Coat Factory
Tranche B 6.25% 2/10/17		140,000	138,600
BWAY Holding Tranche B
4.50% 2/9/18		182,316	183,384
Cengage Learning
7.50% 7/7/14		326,650	329,509
Charter Communications
Operating Tranche B
8.50% 3/6/14		99,846	101,581
Citadel Broadcasting Tranche B
4.25% 11/29/16		316,800	317,393
CityCenter Holdings
7.50% 1/10/15		40,000	40,515
Clear Channel
Communication Tranche B
3.912% 1/29/16		212,086	187,213
Community Health Systems
3.81% 1/25/17		264,062	263,997
Darling International Tranche B
5.141% 11/9/16		72,000	72,675
DaVita Tranche B
4.50% 10/20/16		319,200	321,309
Del Monte Foods Tranche B
4.50% 11/26/17		70,000	70,190
Delta Airlines
4.25% 2/22/16		242,043	240,581
DineEquity Tranche B
4.25% 10/31/17		98,922	99,787
Dunkin Brands Tranche B
4.25% 11/23/17		154,613	155,756
Energy Future Holdings
Tranche B2
3.786% 10/10/14		219,921	185,643
Fifth Third Processing
8.50% 11/3/17		200,000	204,100
First Data Tranche B2
3.002% 9/24/14		140,000	134,400
GenOn Energy Tranche B
6.00% 6/20/17		124,687	126,308
Graham Packaging Tranche C
6.75% 4/5/14		143,187	144,422
Grifols Tranche B
6.00% 6/4/16		285,000	287,546
Harrahs Operating Tranche B1
3.303% 1/28/15		145,000	135,099
HCA Tranche B2
3.539% 3/31/17		20,000	19,989
Houghton International Tranche B
6.75% 1/11/16		69,700	70,354
ICL Industrial Containers
Tranche C 4.50% 2/9/18		16,186	16,281
Intelsat Jackson Holdings
Tranche B 5.25% 4/3/18		305,000	307,557
Jo-Ann Stores Tranche B
4.75% 12/23/17		70,000	69,453
JohnsonDiversey Tranche B
5.50% 11/24/15		98,373	98,988
Knology Tranche B
4.00% 8/8/17		175,000	175,195
MedAssets Tranche B
5.252% 11/15/16		139,650	140,676
Mediacom Broadband Tranche D
5.50% 3/31/17		69,823	69,936
MGM MIRAGE Tranche
E 7.00% 2/21/14		135,000	133,051
MultiPlan 4.75% 8/26/17		115,000	115,374
NBTY Tranche B 4.25% 10/1/17		80,000	80,250
New Development Holdings
Tranche B 4.50% 3/1/18		311,000	312,675
Nuveen Investment
5.804% 5/13/17		190,049	190,904
2nd Lien 12.50% 7/9/15		205,000	220,632
PQ 6.77% 7/30/15		185,000	182,965
Remy International Tranche B
6.25% 12/16/16		124,688	126,558
Rockwood Holdings Term Loan B
3.75% 1/25/18		100,000	100,719
Smurfit-Stone Container
Enterprises 6.75% 6/30/16		97,342	97,743
Toys R Us Tranche B
6.00% 9/1/16		69,825	70,357
Univision Communications
4.512% 3/29/17		248,096	242,561
Visant 5.25% 12/31/16		64,838	64,803
Total Senior Secured Loans
(cost $7,782,951)			7,934,851

Sovereign Bonds – 4.12%Δ
Australia – 0.58%
Australian Government
4.50% 4/15/20	AUD	1,183,000	1,141,887
6.00% 2/15/17	AUD	560,000	599,880
Australian Government
Inflation Linked
3.00% 9/20/25	AUD	157,000	176,701
			1,918,468

(continues)     57

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Belgium – 0.04%
Belgium Government
4.25% 9/28/21	EUR	105,900	$149,321
			149,321
Brazil – 0.25%
Federal Republic of Brazil
7.125% 1/20/37	USD	200,000	237,500
8.875% 10/14/19		200,000	264,500
10.25% 1/10/28	BRL	523,000	320,407
			822,407
Canada – 0.11%
Canadian Government
3.75% 6/1/19	CAD	203,000	217,433
4.00% 6/1/41	CAD	130,000	140,512
			357,945
Chile – 0.04%
Chile Government
International
5.50% 8/5/20	CLP	68,000,000	140,318
			140,318
Colombia – 0.16%
Republic of Colombia
7.75% 4/14/21	COP	382,000,000	221,178
9.85% 6/28/27	COP	292,000,000	188,821
10.375% 1/28/33	USD	80,000	120,600
			530,599
France – 0.04%
France Government
O.A.T 3.75% 4/25/17	EUR	104,000	152,058
			152,058
Germany – 0.09%
Deutschland Republic
2.25% 9/4/20	EUR	228,000	295,876
			295,876
Indonesia – 0.15%
Indonesia Treasury
10.50% 8/15/30	IDR	670,000,000	85,332
11.00% 11/15/20	IDR	3,089,000,000	425,233
			510,565
Italy – 0.04%
Italy Buoni Poliennali Del
Tesoro 4.25% 3/1/20	EUR	95,000	131,104
			131,104
Lithuania – 0.04%
# Lithuania Government
International 144A
6.125% 3/9/21	USD	120,000	123,120
			123,120
Mexico – 0.31%
Mexican Bonos
7.50% 6/3/27	MXN	3,594,000	285,566
7.75% 12/14/17	MXN	4,735,000	411,807
8.50% 12/13/18	MXN	2,474,600	223,063
United Mexican States
5.95% 3/19/19	USD	84,000	94,038
			1,014,474
New Zealand – 0.03%
New Zealand
Government
6.00% 5/15/21	NZD	110,000	86,100
			86,100
Norway – 0.73%
Norwegian Government
3.75% 5/25/21	NOK	1,091,000	196,181
4.50% 5/22/19	NOK	7,827,000	1,492,913
5.00% 5/15/15	NOK	3,854,000	742,060
			2,431,154
Panama – 0.13%
Republic of Panama
6.70% 1/26/36	USD	60,000	67,650
7.125% 1/29/26		100,000	119,150
7.25% 3/15/15		90,000	105,075
8.875% 9/30/27		116,000	157,180
			449,055
Peru – 0.14%
Republic of Peru
7.125% 3/30/19		386,000	457,410
			457,410
Philippines – 0.25%
Republic of Philippines
4.95% 1/15/21	PHP	15,000,000	340,113
6.375% 10/23/34	USD	240,000	253,800
6.50% 1/20/20		100,000	113,625
9.375% 1/18/17		84,000	108,255
			815,793
Poland – 0.19%
Republic of Poland
5.00% 10/24/13	PLN	140,000	49,160
5.50% 4/25/15	PLN	390,000	136,726
5.50% 10/25/19	PLN	658,000	221,631
6.375% 7/15/19	USD	200,000	223,548
			631,065
Republic of Korea – 0.05%
@ Korea Treasury Inflation
Linked 2.75% 6/10/20	KRW	173,385,108	177,958
			177,958

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Russia – 0.19%
Russian-Eurobond
7.50% 3/31/30	USD	262,960	$307,171
ϕ#144A 7.50% 3/31/30		272,975	320,337
			627,508
South Africa – 0.19%
South Africa
Government
7.25% 1/15/20	ZAR	2,354,000	318,800
South Africa
Government International
5.50% 3/9/20	USD	163,000	173,391
6.50% 6/2/14		61,000	68,473
South Africa Inflation
Linked 2.75% 1/31/22	ZAR	557,445	83,185
			643,849
Sweden – 0.06%
Sweden Government
5.00% 12/1/20	SEK	1,040,000	186,889
			186,889
Turkey – 0.14%
Turkey Government
4.00% 4/29/15	TRY	365,153	254,301
Turkey Government
International
5.625% 3/30/21	USD	200,000	205,000
			459,301
United Kingdom – 0.10%
United Kingdom Gilt
4.50% 3/7/19	GBP	91,000	156,750
4.75% 3/7/20	GBP	100,000	174,558
			331,308
Uruguay – 0.07%
Republic of Uruguay
8.00% 11/18/22	USD	185,000	231,250
			231,250
Total Sovereign Bonds
(cost $13,305,795)			13,674,895

Supranational Banks – 0.19%
European Investment
Bank 9.00% 12/21/18	ZAR	2,300,000	339,606
International Bank for
Reconstruction &
Development
3.375% 4/30/15	NOK	790,000	140,805
3.625% 6/22/20	NOK	790,000	136,855
Total Supranational Banks
(cost $546,097)			617,266

U.S. Treasury Obligations – 1.13%
∞ U.S. Treasury Bond
4.25% 11/15/40	USD	625,000	597,852
U.S. Treasury Inflation
Indexed Bond
0.50% 4/15/15		315,022	327,377
U.S. Treasury Notes
2.25% 3/31/16		1,310,000	1,311,738
3.625% 2/15/21		1,480,000	1,501,275
Total U.S. Treasury Obligations
(cost $3,697,135)			3,738,242

	Number of
	Shares
Preferred Stock – 0.31%
Alabama Power 5.625%		4,955	117,991
• Ally Financial 8.50%		400	372,224
# Ally Financial 144A 7.00%		5,000	124,808
• GMAC Capital Trust I 8.125%		5,000	127,758
• PNC Financial Services
Group 8.25%		115,000	122,529
Volkswagen		1,100	178,652
Total Preferred Stock
(cost $1,043,949)			1,043,962

Right – 0.00%
† B2W Global Do Varejo		2,955	1,991
Total Right (cost $0)			1,991

	Principal
	Amount°
Short-Term Investments – 5.69%
Certificate of Deposit – 0.08%
Abbey National Treasury
Service 0.25% 4/1/11		USD 250,000	250,000
			250,000
≠Discount Commercial Paper – 0.07%
Nordea North America
0.00% 5/16/11		250,000	249,929
			249,929
≠Discount Notes – 5.22%
Federal Home Loan Bank
0.001% 4/1/11		1,019,829	1,019,829
0.001% 4/1/11		7,744,076	7,744,076
0.001% 4/14/11		516,272	516,270
0.01% 4/18/11		330,414	330,412
0.02% 4/27/11		2,496,432	2,496,414
0.03% 5/3/11		1,032,543	1,032,506
0.037% 5/9/11		846,686	846,650
0.04% 5/16/11		1,032,543	1,032,492
0.05% 5/23/11		1,321,656	1,321,579
0.06% 6/7/11		980,916	980,770
			17,320,998

(continues)       59

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

Principal			Value
Amount°			(U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligation – 0.32%
United States Treasury
Bill 0.00% 4/28/11	USD	1,066,824	$1,066,790
			1,066,790
Total Short-Term Investments
(cost $18,887,817)			18,887,717

Total Value of Securities – 103.04%
(cost $294,045,815)			341,755,153

Liabilities Net of Receivables and
Other Assets – (3.04%)			(10,097,717)
Net Assets Applicable to 29,528,045
Shares Outstanding – 100.00%			$331,657,436

Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class A
($218,017,738 / 19,410,116 Shares)			$11.23
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class B
($3,826,423 / 340,730 Shares)			$11.23
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class C
($15,190,568 / 1,348,827 Shares)			$11.26
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class R
($15,078,331 / 1,345,193 Shares)			$11.21
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Institutional Class
($79,544,376 / 7,083,179 Shares)			$11.23

Components of Net Assets at March 31, 2011:
Shares of beneficial interest
(unlimited authorization – no par)			$297,271,828
Undistributed net investment income			194,974
Accumulated net realized loss on investments
and foreign currencies			(13,470,579)
Net unrealized appreciation of investments			47,661,213
Total net assets			$331,657,436

° Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
COP — Colombian Peso
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

†	Non income producing security.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $582,834, which represented 0.18% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $19,830,399, which represented 5.98% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
∏	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of the restricted securities was $129,850, which represented 0.04% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
¤	Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.
∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citibank Global Market
CVA — Dutch Certificate
GDR — Global Depositary Receipts
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
HY — High Yield
JPMC — JPMorgan Chase Bank
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
NCUA — National Credit Union Administration
NVDR — Non-Voting Depositary Receipts
O.A.T — Obligations Assimilables du Tresor
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Foundation® Moderate Allocation Fund
Net asset value Class A (A)	$11.23
Sales charge (5.75% of offering price) (B)	0.69
Offering price	$11.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(345,236)	USD	340,000	4/8/11	$(17,000)
BAML	EUR	(219,847)	USD	304,125	4/8/11	(7,395)
BAML	MXN	968,856	USD	(79,872)	4/8/11	1,503
BCLY	EUR	(196,711)	USD	272,144	4/8/11	(6,594)
CITI	AUD	(394,858)	USD	397,000	4/8/11	(11,314)
CITI	JPY	13,717,452	USD	(167,591)	4/8/11	(2,660)
JPMC	CLP	126,038,000	USD	(263,954)	4/8/11	50
JPMC	EUR	(364,508)	USD	503,495	4/8/11	(13,009)
JPMC	MYR	2,017,489	USD	(661,255)	4/8/11	5,001
GSC	GBP	(155,373)	USD	253,455	4/8/11	4,243
HSBC	AUD	(403,985)	USD	397,000	4/8/11	(20,752)
HSBC	EUR	717,476	USD	(992,520)	4/8/11	24,135
MNB	CAD	(74,868)	USD	76,977	4/4/11	(231)
MNB	CHF	41,871	USD	(45,761)	4/1/11	(174)
MNB	DKK	(59,140)	USD	11,145	4/1/11	(96)
MNB	EUR	40,996	USD	(58,058)	4/5/11	36
MNB	JPY	(7,077,639)	USD	85,842	4/1/11	748
MNB	JPY	(16,344,747)	USD	196,569	4/4/11	55
MNB	KRW	111,109,760	USD	(101,442)	4/1/11	(117)
MNB	KRW	136,743,480	USD	(125,280)	4/4/11	(601)
MNB	NOK	(146,948)	USD	26,506	4/5/11	(59)
MSC	AUD	(668,088)	USD	657,000	4/8/11	(33,854)
MSC	CHF	167,260	USD	(180,108)	4/8/11	2,002
MSC	EUR	(1,069,134)	USD	1,476,174	4/8/11	(38,776)
MSC	JPY	12,800,800	USD	(160,000)	4/8/11	(6,091)
MSC	KRW	242,955,350	USD	(217,107)	4/8/11	4,361
MSC	MXN	842,435	USD	(69,427)	4/8/11	1,330
MSC	MYR	(524,431)	USD	171,928	4/8/11	(1,261)
						$(116,520)

Futures Contract
				Unrealized
Contract	Notional	Notional	Expiration	Appreciation
to Buy	Proceeds	Value	Date	(Depreciation)
1 Euro-Bond	$168,814	$171,878	6/08/11	$3,064

(continues)       61

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

Swap Contracts
CDS Contracts
	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$140,000	5.00%	6/20/16	$355
	Kingdom of Spain
BAML	5 yr CDS	380,000	1.00%	12/20/15	(16,984)
BCLY	CDX.NA.HY.16	105,000	5.00%	6/20/16	(60)
	ITRAXX Europe
	Subordinate
	Financials
BCLY	15.1 5 yr CDS	1,235,000	1.00%	6/20/16	7,016
	Kingdom of Spain
BCLY	5 yr CDS	190,000	1.00%	3/21/16	(8,056)
BCLY	5 yr CDS	375,000	1.00%	3/20/15	11,710
	United States of
	America
BCLY	5 yr CDS	193,000	0.25%	3/20/16	(1,453)
BCLY	5 yr CDS	260,000	0.25%	3/20/16	(736)
CITI	CDX.NA.HY.16	195,000	5.00%	6/20/16	(112)
CITI	Sara Lee 5 yr CDS	110,000	1.00%	3/20/16	(6,935)
GSC	CDX.NA.HY.16	100,000	5.00%	6/20/16	66
	ITRAXX Europe
	Subordinate
	Financials
JPMC	15.1 5 yr CDS	1,235,000	1.00%	6/20/16	7,016
	Portuguese
	Republic
JPMC	5 yr CDS	330,000	1.00%	6/20/15	50,844
MSC	CDX.NA.HY.16	210,000	5.00%	6/20/16	(121)
		$5,058,000			$42,550
	Protection Sold
	/ Moody’s
	Rating:
	MetLife 5 yr
CITI	CDS / A	$95,000	5.00%	9/20/14	$6,804
	Tyson Foods
JPMC	CDS / Ba	195,000	1.00%	3/20/16	3,755
		$290,000			$10,559
	Total				$53,109

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund
March 31, 2011 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 39.27%
U.S. Markets – 20.27%
Consumer Discretionary – 2.14%
†	AFC Enterprises	1,315	$19,896
†	Apollo Group Class A	6,100	254,431
†	Bally Technologies	480	18,168
	Big 5 Sporting Goods	945	11,264
†	Buffalo Wild Wings	325	17,690
†	Carmike Cinemas	875	6,256
	CBS Class B	1,510	37,810
	CEC Entertainment	430	16,224
	Cinemark Holdings	465	8,998
†	Citi Trends	435	9,696
	Comcast Class A	8,400	207,648
	Comcast Special Class	4,040	93,809
	Cooper Tire & Rubber	765	19,699
†	DSW Class A	560	22,378
†	Ford Motor	4,170	62,175
†	G-III Apparel Group	745	27,997
	Guess	880	34,628
†	Iconix Brand Group	805	17,291
†	Jack in the Box	510	11,567
	Jarden	1,100	39,127
	Jones Group	510	7,013
†	Jos. A Bank Clothiers	368	18,698
	Kohl’s	1,120	59,405
	Lincoln Educational Services	670	10,646
	Lowe’s	15,900	420,236
	Macy’s	3,150	76,419
	McDonald’s	1,070	81,416
	National CineMedia	790	14,749
	NIKE Class B	2,500	189,250
	Nordstrom	1,060	47,573
†	Perry Ellis International	910	25,043
†	Prestige Brands Holdings	1,635	18,803
†	Shuffle Master	1,695	18,103
	Staples	10,000	194,200
	Starbucks	920	33,994
†	Steven Madden	480	22,526
	Tanger Factory Outlet Centers	875	22,960
	Target	970	48,510
†	Tenneco	550	23,348
	Time Warner Cable	730	52,078
†	Ulta Salon Cosmetics & Fragrance	415	19,974
	Viacom Class B	1,680	78,154
†	WMS Industries	670	23,685
			2,443,535
Consumer Staples – 1.99%
	Archer-Daniels-Midland	8,650	311,486
	Avon Products	5,700	154,128
	Bunge	1,475	106,687
	Casey’s General Stores	615	23,985
	Coca-Cola	740	49,099
	CVS Caremark	8,410	288,631
†	Fresh Market	335	12,643
	J&J Snack Foods	380	17,887
	Kimberly-Clark	3,760	245,415
	Kraft Foods	6,473	202,993
	PepsiCo	1,600	103,056
	Procter & Gamble	4,690	288,904
	Safeway	9,200	216,568
†	Susser Holdings	1,525	19,962
	Walgreen	5,600	224,784
			2,266,228
Energy – 2.15%
	Berry Petroleum Class A	630	31,784
†	Bristow Group	440	20,812
†	Carrizo Oil & Gas	705	26,036
	Chevron	2,520	270,723
†	Complete Production Services	550	17,496
	ConocoPhillips	3,510	280,308
	EOG Resources	3,500	414,784
	EQT	460	22,954
	Exxon Mobil	2,850	239,771
†	Forest Oil	910	34,425
†	Key Energy Services	1,560	24,258
	Lufkin Industries	160	14,955
	Marathon Oil	5,570	296,936
	National Oilwell Varco	2,850	225,920
†	Newfield Exploration	890	67,649
	Occidental Petroleum	910	95,086
†	Pioneer Drilling	2,050	28,290
†	Rosetta Resources	335	15,926
	Schlumberger	1,099	102,493
†	Swift Energy	525	22,407
	Williams	6,600	205,788
			2,458,801
Financials – 2.44%
	AFLAC	810	42,752
	Allstate	6,400	203,392
	American Equity Investment
	Life Holding	1,520	19,942
	American Express	880	39,776
	Apollo Investment	1,700	20,502
	Bank of America	6,650	88,645
	Bank of New York Mellon	16,000	477,919
	BioMed Realty Trust	1,055	20,066
	Boston Private Financial Holdings	2,075	14,670
	Capital One Financial	1,290	67,028
	Cardinal Financial	1,290	15,041
	City Holding	365	12,906
	CME Group	750	226,163
	Delphi Financial Group	670	20,576
	Dime Community Bancshares	950	14,022

(continues)       63

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	DuPont Fabros Technology	745	$18,066
	EastGroup Properties	440	19,347
	Entertainment Properties Trust	445	20,835
	Flushing Financial	1,050	15,645
	GFI Group	2,520	12,650
	Goldman Sachs Group	480	76,066
@	Harleysville Group	445	14,743
	Home Bancshares	690	15,698
	Home Properties	385	22,696
	Host Hotels & Resorts	2,178	38,355
@	Independent Bank	465	12,560
†	IntercontinentalExchange	2,300	284,142
	JPMorgan Chase	2,900	133,690
	Marsh & McLennan	6,900	205,689
	Park National	240	16,037
†	Piper Jaffray	355	14,708
†	ProAssurance	310	19,645
	Prosperity Bancshares	530	22,668
	Provident Financial Services	1,175	17,390
	Prudential Financial	1,060	65,275
	Sabra Healthcare REIT	695	12,239
	Sovran Self Storage	490	19,380
†	Texas Capital Bancshares	515	13,385
	Travelers	4,610	274,203
	Trustmark	870	20,375
	Webster Financial	570	12,215
	Wells Fargo	3,330	105,561
			2,786,663
Healthcare – 2.75%
	Abbott Laboratories	1,260	61,803
†	Acorda Therapeutics	485	11,252
†	Air Methods	325	21,856
†	Align Technology	1,005	20,582
†	Alkermes	1,415	18,324
	Allergan	4,550	323,142
†	Amgen	970	51,847
†	AMN Healthcare Services	2,405	20,827
	Baxter International	3,800	204,326
	Cardinal Health	4,900	201,537
†	Catalyst Health Solutions	480	26,846
†	Celgene	730	41,997
†	Conmed	565	14,848
†	CryoLife	1,530	9,333
†	Express Scripts	1,320	73,405
†	Gen-Probe	560	37,156
†	Gilead Sciences	1,240	52,626
†	Haemonetics	280	18,351
†	Incyte	680	10,778
†	Inspire Pharmaceuticals	1,315	5,207
	Johnson & Johnson	3,760	222,780
†	Medco Health Solutions	5,800	325,729
	Merck	9,130	301,381
†	Merit Medical Systems	1,130	22,171
†	ONYX Pharmaceuticals	580	20,404
	Perrigo	2,100	166,992
	Pfizer	16,827	341,757
†	PharMerica	520	5,949
	Quest Diagnostics	3,700	213,564
†	Quidel	1,095	13,096
†	Regeneron Pharmaceuticals	495	22,245
†	SonoSite	585	19,492
†	Sun Healthcare Group	1,255	17,658
#	Synthes 144A	200	27,044
†	Thermo Fisher Scientific	1,050	58,328
	UnitedHealth Group	2,040	92,208
†	Vertex Pharmaceuticals	500	23,965
	West Pharmaceutical Services	435	19,475
			3,140,281
Industrials – 1.70%
	AAON	575	18,918
	Acuity Brands	375	21,934
†	Alaska Air Group	700	44,394
	Applied Industrial Technologies	650	21,619
	Barnes Group	795	16,600
†	Castle (A.M.)	515	9,723
	Caterpillar	570	63,470
†	Chart Industries	535	29,446
†	Columbus McKinnon	905	16,706
†	CRA International	380	10,955
	Cummins	470	51,521
	Deere	700	67,823
	Ducommun	560	13,384
	ESCO Technologies	435	16,595
†	Esterline Technologies	360	25,459
	Expeditors International Washington	4,100	205,574
	Fluor	680	50,089
	General Electric	2,380	47,719
†	Gibraltar Industries	1,435	17,120
	Granite Construction	380	10,678
	Honeywell International	1,240	74,040
†	Hub Group Class A	730	26,419
†	Huntington Ingalls Industries	575	23,863
†	Kadant	675	17,678
†	Kforce	1,205	22,052
	Koppers Holdings	550	23,485
	Lockheed Martin	260	20,904
	Manpower	640	40,243
	McGrath RentCorp	360	9,817
†	MYR Group/Delaware	865	20,691
	Norfolk Southern	910	63,036
	Northrop Grumman	3,450	216,350
	Republic Services	840	25,234

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Rockwell Collins	730	$47,326
	Roper Industries	360	31,126
†	Tetra Tech	615	15,184
†	Titan Machinery	830	20,958
	Towers Watson Class A	350	19,411
	Tutor Perini	570	13,885
	Union Pacific	500	49,165
	United Stationers	365	25,933
	United Technologies	1,230	104,120
†	URS	1,060	48,813
	US Ecology	800	13,944
	Waste Management	5,500	205,370
			1,938,774
Information Technology – 5.02%
†	Adobe Systems	7,400	245,384
†	Amkor Technology	2,230	15,030
	Anixter International	340	23,763
†	Apple	1,975	688,188
†	Applied Micro Circuits	1,645	17,075
	Cisco Systems	3,590	61,569
†	EMC/Massachusetts	3,370	89,474
	Expedia	1,490	33,763
†	FARO Technologies	760	30,400
†	Google Class A	710	416,208
	Intel	13,210	266,446
	International Business Machines	1,570	256,020
†	Intuit	6,100	323,910
†	IPG Photonics	395	22,784
†	IXYS	1,130	15,176
†	j2 Global Communications	730	21,542
†	JDA Software Group	650	19,669
†	KEYW Holding	860	10,561
†	Lawson Software	1,325	16,033
†	Liquidity Services	885	15,806
†	LogMeIn	520	21,923
	MasterCard Class A	1,275	320,943
†	MEMC Electronic Materials	3,800	49,248
	Microsoft	5,310	134,662
†	Motorola Solutions	4,614	206,200
†	NetApp	950	45,771
†	NETGEAR	445	14,436
†	Nuance Communications	1,410	27,580
†	ON Semiconductor	3,820	37,703
†	priceline.com	700	354,507
†	Progress Software	762	22,167
	QUALCOMM	9,140	501,145
	Quality Systems	230	19,168
†	QuinStreet	810	18,411
†	Rackspace Hosting	460	19,711
†	Radiant Systems	875	15,488
†	Rofin-Sinar Technologies	600	23,700
†	SAVVIS	725	26,890
†	Semtech	700	17,514
†	SolarWinds	860	20,176
†	SS&C Technologies Holdings	1,090	22,258
†	Synaptics	610	16,482
†	TeleTech Holdings	1,025	19,865
†	Teradata	3,625	183,788
†	ValueClick	1,225	17,714
	VeriSign	4,900	177,429
†	ViaSat	365	14,542
	Visa Class A	4,750	349,695
†	Vocus	750	19,395
	Xerox	19,900	211,935
†	Yahoo	13,020	216,783
			5,736,030
Materials – 0.53%
	Celanese Class A	1,560	69,217
	Cliffs Natural Resources	430	42,260
†	Coeur d’Alene Mines	710	24,694
	Dow Chemical	1,660	62,665
	duPont (E.I.) deNemours	3,800	208,886
	Eastman Chemical	340	33,769
†	Ferro	1,375	22,811
†	KapStone Paper & Packaging	795	13,650
†	Owens-Illinois	1,290	38,945
	Rock-Tenn Class A	370	25,660
†	Rockwood Holdings	530	26,087
	Schulman (A.)	815	20,147
	Silgan Holdings	485	18,498
			607,289
Telecommunications – 1.05%
	Alaska Communications
	Systems Group	1,200	12,780
†	Arris Group	1,225	15,607
	AT&T	10,830	331,397
	Atlantic Tele-Network	280	10,413
†	Crown Castle International	8,100	344,654
†	Knology	1,185	15,298
	NTELOS Holdings	790	14,544
	Plantronics	500	18,310
†	Polycom	4,100	212,585
†	RigNet	815	14,817
	Verizon Communications	5,500	211,970
			1,202,375
Utilities – 0.50%
	AGL Resources	840	33,466
	Cleco	515	17,659
	Edison International	5,700	208,563
	MDU Resources Group	1,380	31,699
	NorthWestern	360	10,908

(continues)     65

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Utilities (continued)
OGE Energy	660	$33,370
Progress Energy	4,523	208,690
UIL Holdings	385	11,750
UNITIL	510	12,016
		568,121
Total U.S. Markets
(cost $18,245,677)		23,148,097

§Developed Markets – 13.19%
Consumer Discretionary – 1.90%
Bayerische Motoren Werke	2,234	186,352
BIC	250	22,222
Bunzl	2,550	30,453
Christian Dior	150	21,116
Cie Financiere Richemont Class A	670	38,697
City Developments	3,000	27,417
Daimler	400	28,344
Don Quijote	2,800	88,503
Heenes & Mauritz Class B	990	32,869
Honda Motor	1,800	67,628
Husqvarna Class B	3,630	31,107
Lifestyle International Holdings	11,000	26,330
LVMH Moet Hennessy Louis Vuitton	200	31,660
Marubeni	4,000	28,807
McDonald’s Holdings Japan	700	16,899
Metropole Television	990	25,872
Nintendo	200	54,031
Panasonic	1,400	17,808
Pirelli & C	2,600	22,845
PPR	646	99,013
Publicis Groupe	2,579	144,645
Secom	700	32,528
Sky City Entertainment Group	8,700	22,437
Sodexo	450	32,863
Sony	900	28,826
Stanley Electric	1,400	23,144
Sumitomo Electric Industries	2,200	30,444
Sumitomo Rubber Industries	2,357	24,087
Suzuki Motor	1,400	31,291
Swatch Group	260	20,664
Swatch Group Bearer Shares	60	26,528
Takashimaya	2,000	12,768
Techtronic Industries	103,000	143,002
Toyota Motor	6,599	265,784
Vivendi	7,560	215,888
Whitbread	1,040	27,526
Yamada Denki	420	28,328
Yue Yuen Industrial Holdings	53,000	168,629
		2,177,355
Consumer Staples – 1.68%
Anheuser-Busch InBev	1,050	59,813
Aryzta	4,392	224,740
Asahi Breweries	1,400	23,279
British American Tobacco	1,950	78,262
Carrefour	420	18,595
Coca Cola Hellenic Bottling	740	19,873
Coca-Cola Amatil	8,090	98,310
Colruyt	540	28,438
Danone	490	32,010
Diageo	2,000	38,017
Golden Agri-Resources	45,000	24,632
Greggs	20,657	168,827
Imperial Tobacco Group	1,450	44,821
Kao	1,500	37,421
Kerry Group Class A	710	26,433
Koninklijke Ahold	3,200	42,938
Lindt & Spruengli	6	17,330
L’Oreal	140	16,309
Metro	2,606	178,309
Nestle	3,850	220,689
Parmalat	67,645	226,628
Reckitt Benckiser Group	975	50,079
SABMiller	1,200	42,493
Tesco	8,110	49,565
Unilever	950	28,954
Unilever CVA	1,370	42,957
Wesfarmers	870	28,619
Woolworths	1,810	50,361
		1,918,702
Energy – 0.60%
Aggreko	1,050	26,545
BG Group	3,850	95,786
† Enel Green Power	12,750	35,380
Fugro CVA	310	27,318
† Nabors Industries	1,485	45,114
Neste Oil	1,320	27,219
Noble	1,040	47,445
Petrofac	1,160	27,707
Santos	2,850	45,873
Societe Technip	360	38,392
Total	3,574	217,570
Woodside Petroleum	1,200	58,131
		692,480
Financials – 1.72%
Alterra Capital Holdings	680	15,191
Assicurazioni Generali	2,250	48,723
AXA	11,096	231,869
Banco Santander	17,059	198,050
Bank of East Asia	6,000	25,492
BOC Hong Kong Holdings	11,500	37,476
Daito Trust Construction	400	27,556

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Financials (continued)
Danske Bank	1,425	$31,554
Hong Kong Exchanges & Clearing	1,400	30,416
HSBC Holdings	18,300	188,166
† Lloyds Banking Group	53,250	49,620
Man Group	8,370	33,015
Mitsubishi UFJ Financial Group	36,081	166,578
† Natixis	3,640	20,588
Nordea Bank	16,939	185,404
Schroders	1,100	30,632
Sony Financial Holdings	1,600	31,740
Standard Charter	9,594	248,852
Sun Hung Kai Properties	3,000	47,513
Tokio Marine Holdings	1,400	37,434
† UBS	4,320	77,511
UniCredit	80,737	199,549
		1,962,929
Healthcare – 1.08%
Fresenius	390	36,202
Getinge Class B	1,270	31,342
† ICON ADR	730	15,761
Meda Class A	23,884	230,019
Novartis	3,456	187,456
Novo Nordisk ADR	2,050	256,722
Novo Nordisk Class B	645	81,036
Novozymes Class B	210	32,151
Roche Holding	685	97,846
Sanofi-Aventis	2,719	190,645
Santen Pharmaceutical	700	27,899
Shire	1,540	44,737
		1,231,816
Industrials – 2.87%
ABB	3,050	73,253
Aker Solutions	1,330	30,567
Alfa Laval	1,650	35,832
Alstom	3,532	208,857
Asahi Glass	11,000	138,335
Assa Abloy Class B	1,170	33,637
Brother Industries	2,200	32,322
Central Japan Railway	5	39,615
Cie de Saint-Gobain	3,926	240,388
Deutsche Post	14,878	268,834
East Japan Railway	700	38,924
European Aeronautic Defense & Space	1,430	41,626
FANUC	100	15,137
Finmeccanica	16,266	204,703
FUJIFILM Holdings	700	21,680
Hankyu Hanshin Holdings	7,000	32,317
Hochtief	355	38,110
IHI	12,000	29,288
ITOCHU	23,237	243,334
Johnson Matthey	1,020	30,433
Keppel	3,925	38,299
Komatsu	1,000	33,965
Konica Minolta Holdings	3,000	25,140
Koninklijke Philips Electronics	7,030	224,714
Kurita Water Industries	700	20,695
Mitsubishi Heavy Industries	7,000	32,149
Mitsui Engineer & Shipbuilding	7,000	16,748
Qantas Airways	12,600	28,432
Rolls-Royce Group	4,750	47,165
Schneider Electric	280	47,856
SembCorp Industries	7,000	28,932
Siemens	675	92,542
Sika	12	28,899
Singapore Airlines	17,117	185,761
SKF Class B	1,060	30,861
Teleperformance	7,544	284,443
Tianjin Development Holdings	16,000	13,760
Tokyu	7,000	29,035
Vallourec	2,105	236,151
Wartsila	820	32,016
		3,274,755
Information Technology – 0.73%
Accenture Class A	1,073	58,983
ASM Pacific Technology	2,050	25,734
Canon	1,400	60,932
† CGI Group Class A	20,676	433,521
Computershare	3,000	28,755
Dassault Systemes	360	27,668
† InterXion Holding	535	6,955
Kyocera	400	40,541
Nokia	4,185	35,793
Sage Group	5,310	23,688
SAP	1,130	69,182
Yahoo Japan	60	21,468
		833,220
Materials – 1.65%
Agrium	530	48,898
Air Liquide	260	34,548
Anglo American	1,240	63,790
Anglo American ADR	2,000	51,407
Antofagasta	1,200	26,198
ArcelorMittal	3,137	113,478
Bayer	610	47,461
BHP Billiton	2,550	100,625
BHP Billiton Limited	3,680	177,355
JFE Holdings	700	20,485
Kansai Paint	2,000	17,337
Kazakhmys	1,300	29,070
Lafarge	2,997	186,947
Linde	330	52,099

(continues)     67

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials (continued)
Lonza Group	370	$31,038
Newcrest Mining	1,140	46,988
Nitto Denko	700	37,115
OZ Minerals	17,400	28,727
Rexam	37,065	216,063
Rio Tinto	1,650	115,902
Rio Tinto Limited	530	46,494
Sumitomo Metal Mining	2,000	34,409
Syngenta	122	39,648
Syngenta ADR	3,600	234,611
Wacker Chemie	100	22,491
Xstrata	2,500	58,429
		1,881,613
Telecommunications – 0.65%
China Mobile ADR	3,000	138,720
China Unicom Hong Kong ADR	4,908	81,473
Mobistar	400	27,732
Softbank	600	23,950
Tele2 Class B	1,270	29,330
Telefonica	8,347	208,966
TELUS	985	50,357
Vodafone Group	42,517	120,376
Vodafone Group ADR	2,200	63,250
		744,154
Utilities – 0.31%
Electricite de France	910	37,684
Enagas	1,350	30,458
National Grid	20,226	192,720
Scottish & Southern Energy	2,000	40,455
Shikoku Electric Power	700	19,045
Tokyo Gas	7,000	31,981
		352,343
Total Developed Markets
(cost $13,288,276)		15,069,367

XEmerging Markets – 5.81%
Consumer Discretionary – 0.22%
† Grupo Televisa ADR	2,325	57,032
Hyundai Department Store	680	88,062
† Leoch International Technology	3,000	1,365
Santos Brasil Participacoes	2,400	38,934
Turkiye Siseve Cam Fabrikalari	13,749	30,974
Wal-Mart de Mexico Series V	8,483	25,455
† Xueda Education Group ADR	1,200	11,472
		253,294
Consumer Staples – 0.31%
Brazil Foods ADR	2,700	51,543
@ Cresud ADR	2,690	48,689
Fomento Economico Mexicano ADR	500	29,350
KT&G	1,251	65,146
Lotte Chilsung Beverage	72	70,523
Lotte Confectionery	33	45,114
Tingyi Cayman Islands Holding	5,908	14,446
Tsingtao Brewery	4,004	19,096
United Spirits	624	14,356
		358,263
Energy – 1.18%
China Petroleum & Chemical ADR	125	12,573
CNOOC	79,000	199,051
CNOOC ADR	100	25,304
Delek Group	100	27,069
Gazprom ADR	3,480	112,648
LUKOIL ADR	700	49,973
Oil India	1,254	36,942
PetroChina ADR	375	57,094
Petroleo Brasileiro SA ADR	7,000	283,009
Petroleo Brasileiro SP ADR	5,883	209,082
Polski Koncern Naftowy Orlen	1,660	30,779
PTT	3,665	42,897
PTT Exploration & Production	2,364	14,225
# Reliance Industries GDR 144A	1,370	64,965
† Rosneft Oil GDR	7,600	69,426
Sasol ADR	1,000	57,950
Tambang Batubara Bukit Asam	20,000	48,234
		1,341,221
Financials – 1.10%
ABSA Group	1,154	23,276
Banco Bradesco Brasil ADR	1,815	37,661
Banco Santander ADR	5,100	62,526
Bangkok Bank	5,118	29,106
Bank of China	80,300	44,698
Cathay Financial Holding	18,650	30,793
China Construction Bank	60,080	56,304
Credicorp	300	31,479
Cyrela Brazil Realty	2,792	26,427
Fubon Financial Holding	27,198	36,119
Grupo Financiero Banorte	5,400	25,418
Hong Leong Bank	8,400	27,339
ICICI Bank ADR	600	29,898
Industrial & Commercial Bank
of China	62,459	51,869
IRSA Inversiones y
Representaciones ADR	1,200	16,632
Itau Unibanco Holding ADR	600	14,430
KB Financial Group ADR	2,327	121,400
KLCC Property Holdings	37,500	41,384
Malayan Banking	15,066	44,603
OTP Bank	1,369	40,511
Powszechna Kasa Oszczednosci
Bank Polski	1,792	27,578
Powszechny Zaklad Ubezpieczen	442	55,414
† Samsung Life Insurance	600	56,361

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Financials (continued)
	Sberbank	32,097	$120,621
	Standard Bank Group	3,229	49,641
	Turkiye Is Bankasi Class C	3,882	12,414
†	UEM Land Holdings	67,852	63,447
	VTB Bank GDR	11,000	77,000
			1,254,349
Healthcare – 0.03%
†	Hypermarcas	2,600	34,246
			34,246
Industrials – 0.16%
	All America Latina Logistica	2,300	18,952
	Elbit Systems	360	20,048
†	Empresas ADR	2,000	18,240
†	Gol Linhas Aereas Inteligentes ADR	2,000	27,460
	Siam Cement NVDR	1,500	17,408
†	Torunlar Gayrimenkul Yatirim Ortakligi	5,400	23,911
	Ultratech Cement	1,135	28,830
	United Tractors	10,022	24,976
			179,825
Information Technology – 1.15%
	Alibaba.com	18,000	30,868
	B2W Cia Global Do Varejo	1,683	23,096
†	Check Point Software Technologies	1,460	74,533
†	Ctrip.com International ADR	4,500	186,705
	Hon Hai Precision Industry	20,840	72,998
	HTC	8,450	330,471
	LG Display ADR	1,500	23,595
	LG Electronics	556	53,242
	MediaTek	1,000	11,495
†	MStar Semiconductor	2,000	16,392
	Samsung Electronics	156	132,596
†	Shanda Interactive Entertainment ADR	1,300	54,587
†	Sina	600	64,224
†	Sohu.com	1,061	94,811
	Taiwan Semiconductor Manufacturing	22,034	52,903
	Taiwan Semiconductor
	Manufacturing ADR	3,500	42,630
	United Microelectronics	100,000	52,032
			1,317,178
Materials – 0.83%
	Anglo Platinum	457	47,085
	ArcelorMittal South Africa	3,544	47,149
	Braskem ADR	2,000	53,860
	Cemex ADR	7,953	71,019
	Cia de Minas Buenaventura ADR	1,300	55,861
†	Fibria Celulose ADR	3,437	56,436
	Impala Platinum Holdings	946	27,372
	Israel Chemicals	1,611	26,526
	KCC	184	60,998
	MMC Norilsk Nickel ADR	2,004	52,986
†	Petronas Chemicals Group	17,000	40,667
	POSCO ADR	425	48,573
	Steel Authority of India	5,146	19,593
	Vale ADR	10,125	337,668
			945,793
Telecommunications – 0.69%
	America Movil ADR	950	55,195
	China Telecom	28,000	17,098
	Chunghwa Telecom ADR	4,708	146,701
	KT ADR	2,700	52,731
	LG Uplus	5,139	29,011
	Mobile Telesystems ADR	7,460	158,376
	MTN Group	762	15,383
	SK Telecom ADR	6,200	116,622
	Turkcell Iletisim Hizmet ADR	4,300	64,629
	Vivo Participacoes ADR	1,000	40,380
	Vodacom Group	7,742	90,845
			786,971
Utilities – 0.14%
	Centrais Eletricas Brasileiras ADR	4,100	63,591
@	Huaneng Power International ADR	1,050	24,665
	Light	1,600	27,701
	Polska Grupa Energetyczna	5,285	42,622
			158,579
Total Emerging Markets
	(cost $5,336,000)		6,629,719

Total Common Stock
	(cost $36,869,953)		44,847,183

Convertible Preferred Stock – 0.15%
	Apache 6.00%
	exercise price $109.12,
	expiration date 8/1/13	600	42,515
	Aspen Insurance 5.625%
	exercise price $29.28,
	expiration date 12/31/49	200	10,875
	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	19	19,219
#	Chesapeake Energy 144A 5.75%
	exercise price $27.94,
	expiration date 12/31/49	24	32,460
	Healthsouth 6.50%
	exercise price $30.50,
	expiration date 12/31/49	33	34,782
	SandRidge Energy 8.50%
	exercise price $8.01,
	expiration date 12/31/49	150	27,161
Total Convertible Preferred Stock
	(cost $153,170)		167,012

(continues)     69

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of		Value
		Shares		(U.S. $)
Exchange-Traded Fund – 0.02%
	iShares MSCI EAFE Growth Index		420	$26,141
Total Exchange-Traded Fund
	(cost $25,363)			26,141

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.70%
	Fannie Mae REMICs
	Series 2003-26 AT
	5.00% 11/25/32	USD	140,000	148,893
	Series 2003-32 PH
	5.50% 3/25/32		103,516	109,825
	Series 2010-41 PN
	4.50% 4/25/40		60,000	59,743
	Series 2010-96 DC
	4.00% 9/25/25		115,000	114,344
	Freddie Mac REMIC Series 2512 PG
	5.50% 10/15/22		165,000	180,807
	GNMA Series 2010-113 KE
	4.50% 9/20/40		140,000	139,440
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20		50,000	48,678
Total Agency Collateralized Mortgage
	Obligations (cost $793,252)			801,730

Agency Mortgage-Backed Securities – 7.32%
	Fannie Mae S.F. 15 yr
	4.00% 7/1/25		133,098	137,028
	4.00% 8/1/25		181,838	187,208
	4.00% 11/1/25		190,431	196,263
	4.50% 8/1/23		220,099	231,201
	5.00% 9/1/18		49,773	53,292
	5.50% 7/1/22		61,081	66,174
	Fannie Mae S.F. 15 yr TBA
	4.50% 4/1/26		270,000	282,952
	5.50% 4/1/26		395,000	427,217
	Fannie Mae S.F. 20 yr
	5.50% 8/1/28		110,180	118,197
	Fannie Mae S.F. 30 yr
	4.50% 6/1/38		95,658	97,574
	5.00% 12/1/36		547,059	575,729
	5.00% 7/1/40		394,623	413,578
	6.50% 2/1/36		30,267	34,211
	Fannie Mae S.F. 30 yr TBA
	4.00% 4/1/41		670,000	658,903
	5.50% 4/1/41		1,175,000	1,256,515
	6.00% 4/1/41		3,080,000	3,349,499
	Freddie Mac S.F. 30 yr TBA
	6.50% 4/1/41		245,000	274,170
Total Agency Mortgage-Backed
	Securities (cost $8,288,421)			8,359,711

Commercial Mortgage-Backed Securities – 2.64%
#	American Tower Trust Series
	2007-1A AFX 144A
	5.42% 4/15/37	USD	70,000	75,069
	Bank of America Commercial
	Mortgage Securities
	•Series 2005-1 A5
	5.167% 11/10/42		35,000	37,533
	Series 2006-4 A4
	5.634% 7/10/46		50,000	53,856
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		90,000	96,733
	•Series 2005-PW10 A4
	5.405% 12/11/40		85,000	90,926
	•Series 2005-T20 A4A
	5.149% 10/12/42		60,000	64,625
	•Series 2006-PW12 A4
	5.723% 9/11/38		25,000	27,423
	Series 2007-PW15 A4
	5.331% 2/11/44		35,000	36,666
•	Citigroup Commercial Mortgage
	Trust Series 2004-C1 A4
	5.372% 4/15/40		200,000	214,940
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		50,000	53,351
	#Series 2010-C1 A1 144A
	3.156% 7/1/46		64,524	64,333
•#	DBUBS Mortgage Trust
	Series 2011-LC1A C 144A
	5.557% 11/10/46		100,000	100,124
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		225,000	235,071
	•Series 2004-GG2 A6
	5.396% 8/10/38		115,000	123,184
	Series 2005-GG4 A4
	4.761% 7/10/39		290,000	302,497
	Series 2005-GG4 A4A
	4.751% 7/10/39		50,000	52,609
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	100,498
	•#Series 2010-C1 C 144A
	5.635% 8/10/43		200,000	201,022
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.202% 12/15/44		275,000	294,696
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		75,000	78,715

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/13/41	USD	430,000	$460,651
	Series 2007-T27 A4
	5.646% 6/11/42		140,000	153,750
#	OBP Depositor Trust
	Series 2010-OBP A 144A
	4.646% 7/15/45		100,000	101,541
	Total Commercial Mortgage-Backed
	Securities (cost $2,799,497)			3,019,813

	Convertible Bonds – 1.31%
	Aerospace & Defense – 0.04%
	AAR 1.75%
	exercise price $29.43,
	expiration date 2/1/26		41,000	46,279
				46,279
	Automobiles & Automotive Parts – 0.04%
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		42,000	41,633
				41,633
	Banking, Finance & Insurance – 0.06%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16		24,000	25,710
	Jefferies Group 3.875%
	exercise price $38.72,
	expiration date 11/1/29		40,000	41,750
				67,460
	Basic Materials – 0.08%
#	Rayonier TRS Holdings 144A 4.50%
	exercise price $50.24,
	expiration date 8/15/15		26,000	35,165
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		42,000	59,273
				94,438
	Capital Goods – 0.04%
#	Altra Holdings 144A 2.75%
	exercise price $27.70,
	expiration date 3/1/31		17,000	18,530
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		19,000	26,624
				45,154
	Computers & Technology – 0.10%
	Equinix 4.75% exercise price $84.32,
	expiration date 6/15/16		36,000	48,555
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		30,000	29,963
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/15/17		34,000	38,675
				117,193
Electronics & Electrical Equipment – 0.15%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15		43,000	44,559
	Intel 2.95% exercise price $30.75,
	expiration date 12/15/35		25,000	25,844
	Linear Technology 3.00%
	exercise price $44.72,
	expiration date 5/1/27		67,000	72,275
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/15/40		19,000	25,246
				167,924
	Energy – 0.07%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		36,000	33,255
	Peabody Energy 4.75%
	exercise price $58.40,
	expiration date 12/15/41		18,000	23,940
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		25,000	24,719
				81,914
	Healthcare & Pharmaceuticals – 0.19%
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		23,000	26,048
	Amgen 0.375%
	exercise price $79.48,
	expiration date 2/1/13		40,000	39,950
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/15/16		20,000	21,150
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		59,000	57,229
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/15/14		43,000	46,010
	Medtronic 1.625%
	exercise price $54.79,
	expiration date 4/15/13		29,000	30,015
				220,402
	Leisure, Lodging & Entertainment – 0.10%
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 10/1/14		25,000	35,719

(continues)       71

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Leisure, Lodging & Entertainment (continued)
	International Game Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14	USD	21,000	$24,203
	Live Nation Entertainment
	2.875% exercise price $27.14,
	expiration date 7/15/27		58,000	52,779
				112,701
Packaging & Containers – 0.03%
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 6/1/15		32,000	32,600
				32,600
Real Estate – 0.14%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49,
	expiration date 4/15/29		12,000	17,475
	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 12/1/29		29,000	33,096
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09,
	expiration date 1/15/30		30,000	41,813
	National Retail Properties 5.125%
	exercise price $25.42,
	expiration date 6/15/28		55,000	64,281
				156,665
Telecommunications – 0.27%
	Alaska Communications
	Systems Group 5.75%
	exercise price $12.90,
	expiration date 3/1/13		47,000	50,349
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25		40,000	38,900
#	Clearwire Communications/
	Financial 144A 8.25%
	exercise price $7.08,
	expiration date 12/1/40		24,000	26,550
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		116,000	112,519
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		30,000	30,300
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		13,000	19,045
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		31,000	37,510
				315,173
Total Convertible Bonds
	(cost $1,319,559)			1,499,536

Corporate Bonds – 30.58%
Banking – 3.68%
	Bank of America 6.50% 8/1/16		160,000	177,261
#	Bank of Montreal 144A
	2.85% 6/9/15		100,000	100,958
	BB&T 5.25% 11/1/19		185,000	189,584
•	BB&T Capital Trust IV
	6.82% 6/12/57		80,000	79,900
#	Canadian Imperial Bank
	of Commerce 144A
	2.60% 7/2/15		100,000	100,655
	Capital One Capital V
	10.25% 8/15/39		137,000	149,501
	City National 5.25% 9/15/20		90,000	89,192
	Fifth Third Bancorp
	3.625% 1/25/16		250,000	250,053
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		60,000	58,875
	JPMorgan Chase 4.40% 7/22/20		40,000	38,727
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		280,000	282,301
	KeyCorp 5.10% 3/24/21		250,000	248,937
	Korea Development Bank
	8.00% 1/23/14		100,000	114,206
	PNC Funding
	5.125% 2/8/20		305,000	321,605
	5.25% 11/15/15		50,000	53,824
	5.625% 2/1/17		165,000	179,198
•#	PNC Preferred Funding Trust II
	144A 6.113% 3/29/49		100,000	83,518
	Rabobank Nederland
	2.125% 10/13/15		40,000	38,636
•#	144A 11.00% 12/29/49		165,000	215,550
	SunTrust Banks 3.60% 4/15/16		95,000	94,541
•	SunTrust Capital VIII
	6.10% 12/15/36		150,000	146,717
	SVB Financial Group
	5.375% 9/15/20		150,000	147,815
	US Bank 6.30% 2/4/14		250,000	278,443
•	USB Capital IX 6.189% 4/10/19		220,000	186,450
	Wachovia
	•0.673% 10/15/16		90,000	87,340
	5.25% 8/1/14		45,000	48,163
	5.625% 10/15/16		115,000	124,424
	Wells Fargo 4.60% 4/1/21		110,000	108,995
•	Wells Fargo Capital XIII
	7.70% 12/29/49		134,000	138,690
	Zions Bancorporation
	5.65% 5/15/14		13,000	13,264
	7.75% 9/23/14		53,000	57,603
				4,204,926

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry – 2.31%
	AK Steel 7.625% 5/15/20	USD	25,000	$25,625
	Alcoa
	5.55% 2/1/17		25,000	26,469
	5.72% 2/23/19		100,000	104,156
	6.15% 8/15/20		37,000	39,169
	6.75% 7/15/18		25,000	27,721
#	Algoma Acquisition 144A
	9.875% 6/15/15		59,000	54,575
	ArcelorMittal
	5.50% 3/1/21		115,000	113,536
	9.85% 6/1/19		170,000	216,007
	Century Aluminum 8.00% 5/15/14		66,000	68,805
	CF Industries 7.125% 5/1/20		47,000	53,463
	Cliffs Natural Resources
	4.875% 4/1/21		150,000	148,245
	5.90% 3/15/20		50,000	53,416
	Compass Minerals International
	8.00% 6/1/19		37,000	40,515
	Dow Chemical
	4.25% 11/15/20		52,000	49,855
	8.55% 5/15/19		258,000	326,623
	duPont (E.I.) deNemours
	3.625% 1/15/21		240,000	228,367
#	FMG Resources August 2006
	144A 7.00% 11/1/15		55,000	57,338
#	Georgia-Pacific 144A
	5.40% 11/1/20		160,000	158,287
	Hexion U.S. Nova Scotia/
	Finance 8.875% 2/1/18		42,000	44,625
	International Paper 9.375% 5/15/19		200,000	257,818
#	MacDermid 144A 9.50% 4/15/17		47,000	50,173
	Momentive Performance
	Materials 11.50% 12/1/16		80,000	86,200
•	Noranda Aluminum Acquisition
	PIK 5.193% 5/15/15		44,914	43,454
#	Novelis 144A 8.75% 12/15/20		60,000	66,300
	Reliance Steel & Aluminum
	6.85% 11/15/36		55,000	53,986
	Ryerson
	•7.679% 11/1/14		4,000	3,850
	12.00% 11/1/15		57,000	62,130
	Southern Copper 7.50% 7/27/35		100,000	108,278
	Steel Dynamics 7.75% 4/15/16		8,000	8,560
	Teck Resources 9.75% 5/15/14		52,000	63,221
				2,640,767
Brokerage – 1.04%
•	Bear Stearns 5.39% 12/7/12	AUD	190,000	194,394
	E TRADE Financial PIK
	12.50% 11/30/17	USD	73,000	87,418
	Goldman Sachs Group
	3.625% 2/7/16		225,000	223,118
	5.375% 3/15/20		50,000	50,856
	6.25% 2/1/41		145,000	144,885
	Jefferies Group
	6.25% 1/15/36		10,000	9,271
	6.45% 6/8/27		110,000	110,702
	Lazard Group 6.85% 6/15/17		152,000	162,012
	Morgan Stanley 5.75% 1/25/21		205,000	207,291
				1,189,947
Capital Goods – 1.02%
	Allied Waste North America
	6.875% 6/1/17		195,000	212,817
	7.125% 5/15/16		64,000	66,871
	Anixter 10.00% 3/15/14		4,000	4,630
#	Berry Plastics 144A 9.75% 1/15/21		55,000	54,725
	Case New Holland 7.75% 9/1/13		28,000	30,625
	Casella Waste Systems
	11.00% 7/15/14		10,000	11,375
#	Cemex Espana Luxembourg
	144A 9.25% 5/12/20		85,000	88,506
	Graham Packaging/GPC Capital I
	8.25% 10/1/18		30,000	32,325
	9.875% 10/15/14		12,000	12,465
	Jabil Circuit 7.75% 7/15/16		9,000	10,260
#	Meccanica Holdings USA 144A
	6.25% 7/15/19		200,000	210,132
#	Plastipak Holdings 144A
	10.625% 8/15/19		28,000	32,060
	Ply Gem Industries
	13.125% 7/15/14		70,000	77,700
	Pregis 12.375% 10/15/13		59,000	58,484
	RBS Global/Rexnord
	11.75% 8/1/16		43,000	46,333
	Sanmina-SCI 8.125% 3/1/16		61,000	63,440
	Smurfit Kappa Funding
	7.75% 4/1/15		43,000	44,183
	Temple-Inland 6.875% 1/15/18		75,000	81,313
	Trimas 9.75% 12/15/17		28,000	30,975
				1,169,219
Consumer Cyclical – 1.93%
#	Allison Transmission 144A
	11.00% 11/1/15		67,000	73,030
	American Axle &
	Manufacturing
	7.875% 3/1/17		28,000	28,560
#	Ameristar Casinos 144A
	7.50% 4/15/21		80,000	80,000
	ArvinMeritor 8.125% 9/15/15		75,000	78,375
#	Beazer Homes USA 144A
	9.125% 5/15/19		35,000	35,569
	Best Buy 5.50% 3/15/21		55,000	54,069
	CKE Restaurants 11.375% 7/15/18		52,000	57,590
	Dave & Buster’s 11.00% 6/1/18		20,000	21,800
#	Dunkin Finance 144A
	9.625% 12/1/18		35,000	35,831

(continues)       73

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Equinox Holdings 144A
	9.50% 2/1/16	USD	9,000	$9,731
	Family Dollar Stores 5.00% 2/1/21		145,000	142,724
	Ford Motor 7.45% 7/16/31		122,000	132,688
	Ford Motor Credit 12.00% 5/15/15		100,000	125,971
	Hanesbrands 6.375% 12/15/20		130,000	127,400
	Harrah’s Operating
	10.00% 12/15/18		147,000	134,873
	K Hovnanian Enterprises
	10.625% 10/15/16		37,000	39,498
#	M/I Homes 144A
	8.625% 11/15/18		50,000	50,188
	Macy’s Retail Holdings
	5.90% 12/1/16		80,000	86,400
#	Marina District Finance 144A
	9.875% 8/15/18		25,000	26,281
	MGM MIRAGE 11.375% 3/1/18		163,000	181,744
	Mobile Mini 6.875% 5/1/15		13,000	13,455
	Mohawk Industries
	6.875% 1/15/16		23,000	24,783
	NCL 11.75% 11/15/16		14,000	16,240
	New Albertsons 7.25% 5/1/13		14,000	14,315
	Norcraft Finance 10.50% 12/15/15		8,000	8,590
	Norcraft Holdings 9.75% 9/1/12		53,000	52,735
	OSI Restaurant Partners
	10.00% 6/15/15		35,000	36,838
#	Pinafore 144A 9.00% 10/1/18		80,000	87,200
	Pinnacle Entertainment
	8.75% 5/15/20		80,000	83,600
#	Pokagon Gaming Authority
	144A 10.375% 6/15/14		20,000	20,800
	Royal Caribbean Cruises
	7.00% 6/15/13		17,000	18,190
	Ryland Group 8.40% 5/15/17		33,000	36,795
	Sally Holdings 10.50% 11/15/16		47,000	51,348
#	Sealy Mattress 144A
	10.875% 4/15/16		12,000	13,650
#	Sears Holdings 144A
	6.625% 10/15/18		50,000	48,750
	Standard Pacific 10.75% 9/15/16		42,000	49,140
	Wyndham Worldwide
	5.625% 3/1/21		65,000	64,510
	5.75% 2/1/18		35,000	36,316
				2,199,577
Consumer Non-Cyclical – 4.07%
	Alere 9.00% 5/15/16		36,000	38,520
	Amgen 3.45% 10/1/20		200,000	188,584
	Anheuser-Busch Inbev
	Worldwide 5.375% 11/15/14		155,000	170,947
	Archer-Daniels-Midland
	5.765% 3/1/41		55,000	56,516
	Bio-Rad Laboratories
	4.875% 12/15/20		205,000	202,694
	8.00% 9/15/16		18,000	20,025
#	Blue Merger Sub 144A
	7.625% 2/15/19		60,000	61,125
#	Bumble Bee Acquisition 144A
	9.00% 12/15/17		60,000	62,700
	CareFusion 6.375% 8/1/19		275,000	307,910
	Celgene
	2.45% 10/15/15		45,000	43,597
	3.95% 10/15/20		195,000	184,371
	Coca-Cola Enterprises
	4.50% 9/1/21		590,000	596,073
	Covidien International Finance
	4.20% 6/15/20		245,000	243,529
	Delhaize Group 5.70% 10/1/40		140,000	128,370
#	DJO Finance 144A
	9.75% 10/15/17		20,000	21,100
#	Dole Food 144A 8.00% 10/1/16		28,000	29,855
	Genzyme 3.625% 6/15/15		170,000	176,774
	Hospira 6.40% 5/15/15		195,000	219,131
	Ingles Markets 8.875% 5/15/17		33,000	35,599
	International CCE 3.50% 9/15/20		130,000	123,012
	Jarden
	6.125% 11/15/22		40,000	39,300
	7.50% 1/15/20		5,000	5,275
	Kraft Foods
	6.125% 8/23/18		120,000	134,400
	6.50% 8/11/17		125,000	142,732
	Life Technologies 6.00% 3/1/20		80,000	86,315
	LVB Acquisition
	11.625% 10/15/17		28,000	31,360
	PIK 10.375% 10/15/17		23,000	25,386
	McKesson 4.75% 3/1/21		105,000	106,696
	Medco Health Solutions
	4.125% 9/15/20		130,000	125,551
	7.125% 3/15/18		145,000	169,339
	Merck 3.875% 1/15/21		95,000	93,173
#	Mylan 144A 6.00% 11/15/18		40,000	40,200
#	Reynolds Group Issuer 144A
	9.00% 4/15/19		100,000	104,000
	Safeway 3.95% 8/15/20		115,000	108,983
#	Scotts Miracle-Gro 144A
	6.625% 12/15/20		25,000	25,781
	Smithfield Foods 10.00% 7/15/14		11,000	13,008
	Supervalu 8.00% 5/1/16		28,000	28,140
	Tops Markets 10.125% 10/15/15		19,000	20,520
	Tyson Foods 10.50% 3/1/14		37,000	44,585
#	Viskase 144A 9.875% 1/15/18		61,000	66,033
	Yale University 2.90% 10/15/14		105,000	108,556
	Yankee Acquisition
	9.75% 2/15/17		52,000	55,575
	Zimmer Holdings
	4.625% 11/30/19		160,000	166,000
				4,651,340

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy – 4.37%
	AmeriGas Partners
	6.50% 5/20/21	USD	45,000	$46,238
	7.125% 5/20/16		9,000	9,383
	Anadarko Petroleum
	5.95% 9/15/16		100,000	108,866
	Antero Resources Finance
	9.375% 12/1/17		19,000	20,805
	Berry Petroleum 10.25% 6/1/14		12,000	13,980
	Buckeye Partners 4.875% 2/1/21		155,000	154,267
	Chesapeake Energy
	6.50% 8/15/17		55,000	59,744
	9.50% 2/15/15		4,000	4,980
#	CNOOC Finance 2011 144A
	4.25% 1/26/21		200,000	195,454
	Complete Production Service
	8.00% 12/15/16		56,000	59,360
	Comstock Resources
	7.75% 4/1/19		15,000	15,281
	Copano Energy 7.75% 6/1/18		33,000	34,650
	Ecopetrol 7.625% 7/23/19		90,000	104,175
	El Paso
	6.875% 6/15/14		4,000	4,488
	7.00% 6/15/17		17,000	19,111
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11		8,000	8,154
•	Enbridge Energy Partners
	8.05% 10/1/37		110,000	116,904
	Energy Transfer Partners
	9.70% 3/15/19		240,000	313,718
#	ENI 144A 4.15% 10/1/20		180,000	169,083
	Ensco 4.70% 3/15/21		135,000	134,265
	Enterprise Products Operating
	•7.034% 1/15/68		190,000	197,389
	9.75% 1/31/14		150,000	179,852
	EOG Resources 4.10% 2/1/21		195,000	189,169
	Forest Oil 7.25% 6/15/19		44,000	46,200
#	Headwaters 144A 7.625% 4/1/19		40,000	40,200
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		71,000	75,260
#	Hercules Offshore 144A
	10.50% 10/15/17		52,000	53,560
#	Hilcorp Energy Finance I 144A
	7.625% 4/15/21		40,000	42,100
	7.75% 11/1/15		13,000	13,520
	Holly 9.875% 6/15/17		33,000	37,455
#	Inergy Finance 144A
	6.875% 8/1/21		30,000	31,313
	International Coal Group
	9.125% 4/1/18		50,000	57,000
	Kinder Morgan Energy Partners
	9.00% 2/1/19		235,000	298,695
#	Linn Energy 144A
	8.625% 4/15/20		28,000	31,220
#	Murray Energy 144A
	10.25% 10/15/15		48,000	51,840
#	NFR Energy 144A 9.75% 2/15/17		33,000	32,835
	Noble Energy 8.25% 3/1/19		125,000	157,502
	OPTI Canada
	7.875% 12/15/14		34,000	18,148
	8.25% 12/15/14		33,000	17,779
	#144A 9.00% 12/15/12		35,000	35,744
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		50,000	50,406
	Petrobras International Finance
	5.375% 1/27/21		145,000	146,163
	5.75% 1/20/20		40,000	41,465
	5.875% 3/1/18		15,000	15,964
	PetroHawk Energy
	7.875% 6/1/15		42,000	44,730
	#144A 7.25% 8/15/18		40,000	41,400
	Petroleum Development
	12.00% 2/15/18		33,000	37,579
	Plains All American Pipeline
	8.75% 5/1/19		150,000	187,942
	Pride International
	6.875% 8/15/20		130,000	148,038
	Quicksilver Resources
	7.125% 4/1/16		32,000	31,760
	Range Resources 8.00% 5/15/19		28,000	31,010
#	SandRidge Energy 144A
	9.875% 5/15/16		75,000	83,625
•	TransCanada PipeLines
	6.35% 5/15/67		240,000	241,279
	Transocean 6.50% 11/15/20		175,000	193,294
	Weatherford International
	Bermuda 9.625% 3/1/19		105,000	133,921
	Williams 8.75% 3/15/32		20,000	25,955
	Williams Partners/Finance
	7.25% 2/1/17		80,000	93,805
#	Woodside Finance 144A
	8.125% 3/1/14		210,000	241,393
				4,989,416
Financials – 1.39%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	252,694
#	ERAC USA Finance 144A
	5.25% 10/1/20		240,000	247,581
	FTI Consulting
	7.75% 10/1/16		40,000	42,000
	#144A 6.75% 10/1/20		5,000	5,088
	General Electric Capital
	4.375% 9/16/20		220,000	214,204
	5.30% 2/11/21		100,000	101,761
	6.00% 8/7/19		265,000	289,797
•#	ILFC E-Capital Trust I 144A
	5.97% 12/21/65		125,000	104,651

(continues)       75

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Financials (continued)
	International Lease Finance
	8.25% 12/15/20	USD	35,000	$38,413
	Nuveen Investments
	10.50% 11/15/15		70,000	72,275
	#144A 10.50% 11/15/15		70,000	71,925
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	147,750
				1,588,139
Insurance – 0.86%
	American International Group
	5.45% 5/18/17		130,000	133,796
•	Chubb 6.375% 3/29/67		105,000	111,038
•	Genworth Financial
	6.15% 11/15/66		88,000	70,180
•	ING Groep 5.775% 12/29/49		40,000	37,200
•#	Liberty Mutual Group 144A
	7.00% 3/15/37		35,000	33,708
	MetLife
	6.40% 12/15/36		120,000	116,172
	6.817% 8/15/18		225,000	260,543
	Prudential Financial
	3.875% 1/14/15		75,000	77,618
	4.50% 11/15/20		80,000	78,511
∏•	XL Group 6.50% 12/31/49		70,000	64,925
				983,691
Media – 1.66%
#	Affinion Group 144A
	7.875% 12/15/18		60,000	56,700
#	CCO Holdings 144A
	7.00% 1/15/19		25,000	25,688
#	Charter Communications
	Operating 144A
	10.875% 9/15/14		66,000	74,250
#	Clear Channel Communications
	144A 9.00% 3/1/21		35,000	35,088
	DIRECTV Holdings/Financing
	5.00% 3/1/21		190,000	191,038
	DISH DBS 7.875% 9/1/19		40,000	43,500
	GXS Worldwide 9.75% 6/15/15		114,000	116,565
	Lamar Media 6.625% 8/15/15		46,000	47,245
	LIN Television 6.50% 5/15/13		9,000	9,034
#	NBC Universal Media 144A
	4.375% 4/1/21		440,000	422,090
	Nielsen Finance
	11.50% 5/1/16		2,000	2,365
	11.625% 2/1/14		4,000	4,730
#	Rainbow National Services
	144A 10.375% 9/1/14		4,000	4,160
#	Sinclair Television Group 144A
	9.25% 11/1/17		33,000	36,960
#	Sirius XM Radio 144A
	8.75% 4/1/15		65,000	73,450
	9.75% 9/1/15		9,000	10,181
	Symantec 4.20% 9/15/20		85,000	80,143
	Time Warner 4.75% 3/29/21		90,000	89,582
	Time Warner Cable
	4.125% 2/15/21		20,000	18,725
	8.25% 4/1/19		105,000	128,108
	Viacom 3.50% 4/1/17		175,000	172,524
	Videotron 6.375% 12/15/15		4,000	4,140
#	Vivendi 144A 6.625% 4/4/18		165,000	185,017
#	XM Satellite Radio 144A
	13.00% 8/1/13		49,000	58,433
				1,889,716
Real Estate – 0.69%
	Brandywine Operating
	Partnership 4.95% 4/15/18		100,000	98,830
	Developers Diversified Realty
	4.75% 4/15/18		55,000	53,616
	5.375% 10/15/12		78,000	80,871
	7.50% 4/1/17		35,000	39,525
	7.875% 9/1/20		30,000	34,458
	9.625% 3/15/16		33,000	40,243
	Digital Realty Trust
	5.25% 3/15/21		60,000	59,146
	5.875% 2/1/20		70,000	73,187
	Health Care REIT 5.25% 1/15/22		165,000	161,311
	Host Hotels & Resorts
	6.375% 3/15/15		35,000	35,919
	Regency Centers 4.80% 4/15/21		90,000	88,060
	Ventas Realty 6.50% 6/1/16		24,000	24,838
				790,004
Services Non-Cyclical – 0.96%
#	Brambles USA 144A
	3.95% 4/1/15		160,000	161,086
	5.35% 4/1/20		15,000	15,080
	Corrections Corporation of
	America 7.75% 6/1/17		51,000	55,654
#	Geo Group 144A 6.625% 2/15/21		40,000	39,800
#	HCA Holdings 144A
	7.75% 5/15/21		55,000	57,613
	HCA PIK 9.625% 11/15/16		4,000	4,320
#	Health Care Services 144A
	4.70% 1/15/21		70,000	70,404
	Laboratory Corporation
	of America Holdings
	4.625% 11/15/20		220,000	220,668
#	Multiplan 144A 9.875% 9/1/18		60,000	64,500
	PHH
	9.25% 3/1/16		20,000	21,750
	#144A 9.25% 3/1/16		90,000	98,325
	Quest Diagnostics
	4.70% 4/1/21		195,000	193,384
	4.75% 1/30/20		20,000	20,106

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services Non-Cyclical (continued)
	Radnet Management
	10.375% 4/1/18	USD	23,000	$23,374
	RSC Equipment Rental
	10.25% 11/15/19		42,000	48,090
				1,094,154
Technology – 0.44%
	Amkor Technology 7.375% 5/1/18		35,000	36,400
	Analog Devices 3.00% 4/15/16		75,000	74,650
	First Data
	9.875% 9/24/15		25,000	25,750
	11.25% 3/31/16		70,000	70,088
	National Semiconductor
	6.60% 6/15/17		120,000	132,216
#	Seagate Technology International
	144A 10.00% 5/1/14		73,000	85,410
	SunGard Data Systems
	10.25% 8/15/15		50,000	52,625
#	Unisys 144A 12.75% 10/15/14		21,000	25,043
				502,182
Telecommunications – 3.01%
	America Movil
	5.00% 3/30/20		110,000	113,970
	6.375% 3/1/35		83,000	89,901
#	AT&T 144A 5.35% 9/1/40		150,000	134,831
#	Avaya 144A 7.00% 4/1/19		120,000	117,600
	Cincinnati Bell 7.00% 2/15/15		18,000	18,315
	Citizens Communications
	6.25% 1/15/13		4,000	4,240
#	Clearwire Communications/
	Finance 144A 12.00% 12/1/15		214,000	232,190
	Cricket Communications
	7.75% 10/15/20		60,000	60,600
#	Crown Castle Towers 144A
	4.883% 8/15/20		385,000	385,982
#	Digicel 144A 8.25% 9/1/17		110,000	117,150
	Global Crossing 12.00% 9/15/15		61,000	69,845
	Hughes Network Systems
	9.50% 4/15/14		47,000	48,763
	Intelsat Bermuda
	11.25% 2/4/17		55,000	60,363
	PIK 11.50% 2/4/17		959	1,057
	Intelsat Jackson Holdings
	11.25% 6/15/16		8,000	8,570
	#144A 7.25% 10/15/20		60,000	60,300
	Level 3 Financing
	9.25% 11/1/14		9,000	9,248
	10.00% 2/1/18		48,000	48,300
	MetroPCS Wireless
	6.625% 11/15/20		30,000	30,038
	NII Capital 10.00% 8/15/16		61,000	69,845
	PAETEC Holding
	8.875% 6/30/17		28,000	30,310
	9.50% 7/15/15		47,000	49,468
	Qwest 8.375% 5/1/16		258,000	308,309
	Sprint Capital 8.75% 3/15/32		75,000	80,156
#	Telcordia Technologies 144A
	11.00% 5/1/18		25,000	27,938
	Telecom Italia Capital
	6.999% 6/4/18		175,000	190,568
	Telefonica Emisiones
	6.421% 6/20/16		305,000	339,293
	Telesat Canada
	11.00% 11/1/15		56,000	62,650
	12.50% 11/1/17		19,000	22,753
	Verizon Communications
	4.60% 4/1/21		115,000	114,735
	Virgin Media Secured Finance
	6.50% 1/15/18		400,000	438,999
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		50,000	57,750
	Windstream
	7.875% 11/1/17		10,000	10,775
	8.125% 8/1/13		19,000	20,948
				3,435,760
Transportation – 0.32%
	Burlington Northern Santa Fe
	3.60% 9/1/20		20,000	19,008
	4.70% 10/1/19		150,000	156,889
	5.75% 3/15/18		5,000	5,580
	Canadian Pacific Railway
	4.45% 3/15/23		105,000	101,694
	Kansas City Southern Railway
	13.00% 12/15/13		19,000	22,753
#	United Air Lines 144A
	12.00% 11/1/13		52,000	56,745
				362,669
Utilities – 2.83%
	AES
	7.75% 3/1/14		1,000	1,085
	8.00% 6/1/20		31,000	33,635
	Ameren Illinois 9.75% 11/15/18		200,000	258,345
#	American Transmission Systems
	144A 5.25% 1/15/22		140,000	145,733
#	Calpine 144A 7.875% 7/31/20		40,000	42,700
	CenterPoint Energy 5.95% 2/1/17		90,000	98,073
	CMS Energy
	4.25% 9/30/15		215,000	216,675
	6.25% 2/1/20		20,000	20,988
	6.55% 7/17/17		40,000	43,817
	8.75% 6/15/19		70,000	83,890
	Commonwealth Edison
	4.00% 8/1/20		30,000	29,024
	5.80% 3/15/18		15,000	16,595
	Dominion Resources
	4.45% 3/15/21		100,000	99,371
	Dynegy Holdings 7.75% 6/1/19		38,000	29,688

(continues)       77

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
	Energy Future Intermediate
	Holding 10.00% 12/1/20	USD	55,000	$58,557
#	Enel Finance International 144A
	6.25% 9/15/17		235,000	257,695
	Exelon Generation 4.00% 10/1/20		210,000	192,361
	Florida Power 5.65% 6/15/18		35,000	39,206
#	GenOn Escrow 144A
	9.875% 10/15/20		30,000	31,500
	Jersey Central Power & Light
	5.625% 5/1/16		35,000	38,675
#	LG&E & KU Energy 144A
	3.75% 11/15/20		100,000	92,505
	NiSource Finance
	5.45% 9/15/20		35,000	36,388
	6.40% 3/15/18		45,000	50,416
	6.80% 1/15/19		60,000	68,747
	NRG Energy
	7.375% 2/1/16		23,000	23,863
	#144A 7.625% 1/15/18		15,000	15,581
	Oncor Electric Delivery
	7.00% 9/1/22		50,000	57,625
	#144A 5.00% 9/30/17		80,000	83,112
	#144A 5.25% 9/30/40		20,000	18,394
	Pennsylvania Electric
	5.20% 4/1/20		115,000	117,660
	PPL Electric Utilities
	7.125% 11/30/13		40,000	45,627
	Public Service Company of
	Oklahoma 5.15% 12/1/19		360,000	379,796
•	Puget Sound Energy
	6.974% 6/1/67		86,000	84,167
	Sempra Energy 6.15% 6/15/18		115,000	129,331
	Southern California Edison
	5.50% 8/15/18		135,000	151,182
#	Tampa Electric 144A
	5.40% 5/15/21		90,000	97,821
•	Wisconsin Energy 6.25% 5/15/67		45,000	45,226
				3,235,054
Total Corporate Bonds
	(cost $33,777,553)			34,926,561

Municipal Bond – 0.05%
¤•	Puerto Rico Sales Tax Financing
	Revenue First Subordinate
	Series B 5.00% 8/1/39-11		50,000	50,788
Total Municipal Bond
	(cost $50,000)			50,788

Non-Agency Asset-Backed Securities – 0.98%
•	Ally Master Owner Trust Series
	2011-1 A1 1.125% 1/15/16		100,000	100,337
•	American Express Credit
	Account Master Trust Series
	2010-1 B 0.855% 11/16/15		100,000	100,001
	Capital One Multi-Asset
	Execution Trust Series
	2007-A7 A7 5.75% 7/15/20		200,000	226,182
#	CIT Equipment Collateral 144A
	Series 2009 VT1 A3
	3.07% 8/15/16		55,891	56,309
	Series 2010-VT1 A3
	2.41% 5/15/13		100,000	100,717
•	Citibank Credit Card Issuance
	Trust Series 2004-C1 C1
	0.905% 7/15/13		45,000	44,947
	CNH Equipment Trust
	Series 2008-A A4A
	4.93% 8/15/14		52,590	53,620
	Series 2009-C A3
	1.85% 12/16/13		21,757	21,869
	Series 2010-A A4
	2.49% 1/15/16		105,000	107,019
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A
	3.02% 2/15/16	CAD	100,000	103,012
	Ford Credit Auto Owner Trust
	Series 2010-B B
	2.54% 2/15/16	USD	100,000	100,183
•#	Nissan Master Owner
	Trust Receivables
	Series 2010-AA A 144A
	1.405% 1/15/15		100,000	101,086
Total Non-Agency Asset-Backed
	Securities (cost $1,111,509)			1,115,282

Non-Agency Collateralized Mortgage Obligations – 0.27%
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		5,773	5,573
	Series 2005-6 7A1
	5.50% 7/25/20		3,791	3,638
@•	Bank of America Funding Securities
	Series 2006-H 1A2
	2.874% 9/20/46		2,243	287
•	ChaseFlex Trust
	Series 2006-1 A4
	6.237% 6/25/36		100,000	81,902
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		13,823	13,933
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A
	6.052% 8/25/37		143,136	108,193
w	Countrywide Home Loan
	Mortgage Pass Through Trust
	Series 2006-17 A5
	6.00% 12/25/36		45	45
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		37,268	36,384

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	USD	43,774	$43,030
•Series 2006-AR5 2A1
3.202% 4/25/36		21,579	17,598
Total Non-Agency Collateralized
Mortgage Obligations
(cost $215,536)			310,583

Regional Bonds – 0.21%Δ
Australia – 0.17%
New South Wales Treasury
2.75% 11/20/25	AUD	71,000	77,275
6.00% 5/1/20	AUD	115,000	119,360
			196,635
Canada – 0.04%
Province of Quebec Canada
4.50% 12/1/20	CAD	40,000	42,588
			42,588
Total Regional Bonds
(cost $209,088)			239,223

«Senior Secured Loans – 3.53%
Advantage Sales & Marketing
5.252% 11/29/17	USD	64,838	65,080
Affinion Group
Tranche B 5.00% 10/7/16		69,649	69,692
Allied Security Holdings
8.50% 1/21/18		35,000	35,613
ATI Holdings 7.75% 3/12/16		19,850	20,061
Attachmate 6.50% 11/21/16		105,000	104,431
AutoTrader.com
Tranche B 4.75% 11/16/16		95,000	95,673
BNY ConvergEx Group
8.75% 11/29/17		65,000	66,950
Tranche B 5.25% 11/29/16		64,838	65,344
Bresnan Broadband Holdings
4.497% 12/6/17		124,688	125,631
Brock Holdings III
10.00% 2/15/18		30,000	30,900
Tranche B 6.00% 2/15/17		30,000	30,094
Burlington Coat Factory
Tranche B 6.25% 2/10/17		70,000	69,300
BWAY Holding
Tranche B 4.50% 2/9/18		68,369	68,769
Cengage Learning 7.50% 7/7/14		123,731	124,814
Charter Communications Operating
Tranche B 8.50% 3/6/14		49,923	50,790
Citadel Broadcasting
Tranche B 4.25% 11/29/16		158,400	158,696
CityCenter Holdings
7.50% 1/10/15		50,000	50,644
Clear Channel Communication
Tranche B 3.912% 1/29/16		101,223	89,352
Community Health Systems
3.81% 1/25/17		129,550	129,518
Darling International
Tranche B 5.141% 11/9/16		37,333	37,684
DaVita Tranche B 4.50% 10/20/16		159,600	160,654
Del Monte Foods
Tranche B 4.50% 11/26/17		35,000	35,095
Delta Airlines 4.25% 2/22/16		83,872	83,366
DineEquity
Tranche B 4.25% 10/31/17		49,461	49,894
Dunkin Brands
Tranche B 4.25% 11/23/17		79,800	80,390
Energy Future Holdings
Tranche B2 3.786% 10/10/14		97,476	82,283
Fifth Third Processing
8.50% 11/3/17		132,000	134,706
First Data
Tranche B2 3.002% 9/24/14		70,000	67,200
GenOn Energy
Tranche B 6.00% 6/20/17		64,837	65,680
Graham Packaging
Tranche C 6.75% 4/5/14		67,444	68,026
Grifols Tranche B 6.00% 6/4/16		130,000	131,162
Harrahs Operating
Tranche B1 3.303% 1/28/15		60,000	55,903
HCA Tranche B2 3.539% 3/31/17		80,000	79,956
Houghton International
Tranche B 6.75% 1/11/16		34,850	35,177
ICL Industrial Containers
Tranche C 4.50% 2/9/18		6,070	6,105
Intelsat Jackson Holdings
Tranche B 5.25% 4/3/18		150,000	151,258
Jo-Ann Stores
Tranche B 4.75% 12/23/17		35,000	34,727
JohnsonDiversey
Tranche B 5.50% 11/24/15		34,217	34,430
Knology Tranche B 4.00% 8/8/17		80,000	80,089
MedAssets
Tranche B 5.252% 11/15/16		69,825	70,338
Mediacom Broadband
Tranche D 5.50% 3/31/17		34,911	34,968
MGM MIRAGE
Tranche E 7.00% 2/21/14		70,000	68,990
MultiPlan 4.75% 8/26/17		105,000	105,341
NBTY Tranche B 4.25% 10/1/17		45,000	45,141
New Development Holdings
Tranche B 4.50% 3/1/18		124,000	124,668
Nuveen Investment
5.804% 5/13/17		94,486	94,911
2nd Lien 12.50% 7/9/15		60,000	64,575
Tranche B 3.303% 11/13/14		60,514	58,234
PQ 6.77% 7/30/15		65,000	64,285
Remy International
Tranche B 6.25% 12/16/16		64,838	65,810

(continues)       79

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Rockwood Holdings Term Loan B
3.75% 1/25/18	USD	35,000	$35,252
Smurfit-Stone Container
Enterprises 6.75% 6/30/16		34,070	34,210
Toys R Us Tranche B 6.00% 9/1/16		34,912	35,178
Univision Communications
4.512% 3/29/17		183,476	179,382
Visant 5.25% 12/31/16		29,925	29,909
Total Senior Secured Loans
(cost $3,974,222)			4,036,329

Sovereign Bonds – 5.79%Δ
Australia – 0.72%
Australian Government
4.50% 4/15/20	AUD	531,000	512,547
6.00% 2/15/17	AUD	220,000	235,667
Australian Government Inflation
Linked 3.00% 9/20/25	AUD	71,000	79,909
			828,123
Belgium – 0.08%
Belgium Government
4.25% 9/28/21	EUR	63,000	88,831
			88,831
Brazil – 0.32%
Federal Republic of Brazil
7.125% 1/20/37	USD	80,000	95,000
8.875% 10/14/19		80,000	105,800
10.25% 1/10/28	BRL	261,000	159,897
			360,697
Canada – 0.17%
Canadian Government
3.75% 6/1/19	CAD	119,000	127,461
4.00% 6/1/41	CAD	63,000	68,094
			195,555
Colombia – 0.23%
Republic of Colombia
7.75% 4/14/21	COP	188,000,000	108,852
9.85% 6/28/27	COP	144,000,000	93,117
10.375% 1/28/33	USD	40,000	60,300
			262,269
France – 0.08%
France Government O.A.T
3.75% 4/25/17	EUR	61,000	89,188
			89,188
Germany – 0.15%
Deutschland Republic
2.25% 9/4/20	EUR	136,000	176,487
			176,487
Indonesia – 0.22%
Indonesia Treasury
10.50% 8/15/30	IDR	331,000,000	42,157
11.00% 11/15/20	IDR	1,525,000,000	209,932
			252,089
Italy – 0.06%
Italy Buoni Poliennali Del Tesoro
4.25% 3/1/20	EUR	54,000	74,522
			74,522
Mexico – 0.46%
Mexican Bonos
7.50% 6/3/27	MXN	2,057,000	163,442
7.75% 12/14/17	MXN	2,327,000	202,380
8.50% 12/13/18	MXN	1,250,000	112,677
United Mexican States
5.95% 3/19/19	USD	40,000	44,780
			523,279
New Zealand – 0.04%
New Zealand Government
6.00% 5/15/21	NZD	65,000	50,877
			50,877
Norway – 1.06%
Norway Government
3.75% 5/25/21	NOK	760,000	136,662
4.50% 5/22/19	NOK	3,913,000	746,360
5.00% 5/15/15	NOK	1,677,000	322,894
			1,205,916
Panama – 0.20%
Republic of Panama
6.70% 1/26/36	USD	35,000	39,463
7.25% 3/15/15		95,000	110,912
8.875% 9/30/27		57,000	77,235
			227,610
Peru – 0.20%
Republic of Peru 7.125% 3/30/19		197,000	233,445
			233,445
Philippines – 0.34%
Republic of Philippines
4.95% 1/15/21	PHP	5,000,000	113,371
6.375% 10/23/34	USD	100,000	105,750
6.50% 1/20/20		100,000	113,625
9.375% 1/18/17		41,000	52,839
			385,585
Poland – 0.29%
Republic of Poland
5.00% 10/24/13	PLN	70,000	24,580
5.50% 4/25/15	PLN	200,000	70,116
5.50% 10/25/19	PLN	372,000	125,299
6.375% 7/15/19	USD	95,000	106,185
			326,180

	Principal		Value
	Amount°		(U.S. $)
Sovereign Bonds (continued)
Republic of Korea – 0.08%
@ Korea Treasury Inflation Linked
2.75% 6/10/20	KRW	84,122,127	$86,341
			86,341
Russia – 0.29%
Russian-Eurobond 7.50% 3/31/30	USD	281,990	329,401
			329,401
South Africa – 0.32%
South Africa Government
7.25% 1/15/20	ZAR	1,177,000	159,401
South Africa Government
International
5.50% 3/9/20	USD	117,000	124,459
6.50% 6/2/14		35,000	39,288
South Africa Inflation Linked
2.75% 1/31/22	ZAR	296,079	44,182
			367,330
Sweden – 0.10%
Sweden Government
5.00% 12/1/20	SEK	620,000	111,415
			111,415
Turkey – 0.20%
Turkey Government
4.00% 4/29/15	TRY	165,114	114,989
Turkey Government International
6.875% 3/17/36	USD	52,000	55,302
7.375% 2/5/25		50,000	57,875
			228,166
United Kingdom – 0.08%
United Kingdom Gilt
4.50% 3/7/19	GBP	54,000	93,017
			93,017
Uruguay – 0.10%
Republic of Uruguay
8.00% 11/18/22	USD	93,000	116,250
			116,250
Total Sovereign Bonds
(cost $6,443,593)			6,612,573

Supranational Banks – 0.22%
European Investment Bank
9.00% 12/21/18	ZAR	900,000	132,889
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	350,000	62,382
3.625% 6/22/20	NOK	350,000	60,632
Total Supranational Banks
(cost $227,372)			255,903

U.S. Treasury Obligations – 2.61%
U.S. Treasury Bond
∞4.25% 11/15/40	USD	200,000	191,313
U.S. Treasury Inflation Indexed
Bond 0.50% 4/15/15		157,511	163,688
U.S. Treasury Notes
2.25% 3/31/16		1,895,000	1,897,515
3.625% 2/15/21		715,000	725,278
Total U.S. Treasury Obligations
(cost $2,961,841)			2,977,794

		Number of
		Shares
Preferred Stock – 0.44%
Alabama Power 5.625%		2,475	58,936
# Ally Financial 144A 7.00%		400	372,225
• PNC Financial Services
Group 8.25%		25,000	26,637
Volkswagen		260	42,227
Total Preferred Stock
(cost $512,371)			500,025

Right – 0.00%
† B2W Global Do Varejo		706	476
Total Right (cost $0)			476

		Principal
		Amount°
≠Short-Term Investments – 7.77%
Discount Notes – 7.32%
0.001% 4/1/11	USD	519,488	519,488
0.001% 4/1/11		3,726,680	3,726,681
0.001% 4/14/11		248,445	248,444
0.010% 4/18/11		159,005	159,004
0.020% 4/27/11		1,201,358	1,201,349
0.030% 5/3/11		496,891	496,873
0.037% 5/9/11		407,450	407,433
0.040% 5/16/11		496,891	496,866
0.050% 5/23/11		636,020	635,983
0.060% 6/7/11		472,046	471,976
			8,364,097
U.S. Treasury Obligation – 0.45%
United States Treasury Bill
0.00% 4/28/11		513,387	513,371
			513,371
Total Short-Term Investments
(cost $8,877,515)			8,877,468

Total Value of Securities – 103.86%
(cost $108,609,815)			118,624,131
Liabilities Net of Receivables
and Other Assets – (3.86%)			(4,413,535)
Net Assets Applicable to 11,365,177
Shares Outstanding – 100.00%			$114,210,596

(continues)     81

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

Net Asset Value – Delaware Foundation®
Conservative Allocation Fund Class A
($64,697,074 / 6,442,714 Shares)	$10.04
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class B
($842,037 / 83,251 Shares)	$10.11
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class C
($15,059,849 / 1,496,629 Shares)	$10.06
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class R
($2,269,856 / 226,066 Shares)	$10.04
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Institutional Class
($31,341,780 / 3,116,517 Shares)	$10.06

Components of Net Assets at March 31, 2011:
Shares of beneficial interest
(unlimited authorization – no par)	$103,484,257
Accumulated net investment loss	(104,893)
Accumulated net realized gain on investments	841,871
Net unrealized appreciation of investments
and foreign currencies	9,989,361
Total net assets	$114,210,596

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
COP — Colombian Peso
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

†	Non income producing security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@	Illiquid security. At March 31, 2011, the aggregate amount of illiquid securities was $187,285, which represented 0.16% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of March 31, 2011. Interest rates reset periodically.
w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $9,542,744, which represented 8.36% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2011.
∏
Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2011, the aggregate amount of the restricted securities was $64,925, which represented 0.06% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

¤	Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
Δ	Securities have been classified by country of origin.
«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2011.

∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ADR — American Depositary Receipts
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CVA — Dutch Certificate
GDR — Global Depositary Receipts
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HY — High Yield
JPMC — JPMorgan Chase Bank
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
NCUA — National Credit Union Administration
NVDR — Non-Voting Depositary Receipts
O.A.T — Obligations Assimilables du Trésor
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Foundation Conservative Allocation Fund
Net asset value Class A (A)	$10.04
Sales charge (5.75% of offering price) (B)	0.61
Offering price	$10.65

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at March 31, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(223,318)	USD	220,000	4/8/11	$(10,928)
BAML	EUR	(71,094)	USD	98,348	4/8/11	(2,392)
BAML	MXN	525,291	USD	(43,305)	4/8/11	815
BCLY	EUR	(98,356)	USD	136,072	4/8/11	(3,297)
CITI	AUD	(179,029)	USD	180,000	4/8/11	(5,130)
CITI	JPY	8,029,728	USD	(98,102)	4/8/11	(1,557)
GSC	GBP	(26,062)	USD	42,514	4/8/11	712
HSBC	AUD	(183,167)	USD	180,000	4/8/11	(9,409)
HSBC	EUR	203,515	USD	(281,532)	4/8/11	6,846
JPMC	CLP	98,858,500	USD	(207,034)	4/8/11	39
JPMC	EUR	(196,448)	USD	271,534	4/8/11	(7,011)
JPMC	MYR	745,130	USD	(244,225)	4/8/11	1,847
MNB	CAD	(16,188)	USD	16,644	4/4/11	(50)
MNB	CHF	13,193	USD	(14,418)	4/1/11	(55)
MNB	DKK	(13,816)	USD	2,604	4/1/11	(22)
MNB	EUR	5,534	USD	(7,803)	4/1/11	41
MNB	EUR	9,463	USD	(13,401)	4/5/11	8
MNB	GBP	5,921	USD	(9,472)	4/1/11	27
MNB	JPY	(3,771,846)	USD	45,362	4/4/11	13
MNB	JPY	1,572,809	USD	(19,076)	4/1/11	166
MNB	KRW	26,944,690	USD	(24,600)	4/1/11	(28)
MNB	NOK	(34,501)	USD	6,223	4/5/11	(14)
MNB	SEK	15,667	USD	(2,469)	4/1/11	12
MSC	AUD	(264,280)	USD	260,000	4/8/11	(13,286)
MSC	CHF	99,222	USD	(106,844)	4/8/11	1,187
MSC	EUR	(467,936)	USD	646,089	4/8/11	(16,971)
MSC	JPY	8,000,500	USD	(100,000)	4/8/11	(3,807)
MSC	KRW	131,405,950	USD	(117,379)	4/8/11	2,406
MSC	MXN	314,403	USD	(25,911)	4/8/11	496
MSC	MYR	27,525	USD	(9,024)	4/8/11	66
						$(59,276)

Futures Contract
				Unrealized
	Notional	Notional	Expiration	Appreciation
Contract to Buy	Proceeds	Value	Date	(Depreciation)
1 Euro-Bond	$168,814	$167,533	6/08/11	$3,064

(continues)     83

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

Swap Contracts
CDS Contracts
			Annual		Unrealized
	Swap Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$80,000	5.00%	6/20/16	$203
	Kingdom of Spain
BAML	5 yr CDS	189,000	1.00%	12/20/15	(8,447)
BCLY	CDX.NA.HY.16	50,000	5.00%	6/20/16	(29)
	ITRAXX Europe
	Subordinate
	Financials 15.1
BCLY	5 yr CDS	710,000	1.00%	6/20/16	4,034
	Kingdom of Spain
BCLY	5 yr CDS	186,000	1.00%	3/20/16	5,808
BCLY	5 yr CDS	100,000	1.00%	3/21/15	(4,240)
	United States of
	America
BCLY	5 yr CDS	96,000	0.25%	3/20/16	(723)
BCLY	5 yr CDS	130,000	0.25%	3/20/16	(368)
CITI	CDX.NA.HY.16	100,000	5.00%	6/20/16	(57)
CITI	Sara Lee 5 yr CDS	58,000	1.00%	3/20/16	(3,657)
GSC	CDX.NA.HY.16	50,000	5.00%	6/20/16	33
	ITRAXX Europe
	Subordinate
	Financials 15.1
JPMC	5 yr CDS	555,000	1.00%	6/20/16	3,153
	Portuguese Republic
JPMC	5 yr CDS	143,000	1.00%	6/20/15	22,032
MSC	CDX.NA.HY.16	105,000	5.00%	6/20/16	(60)
		$2,552,000			$17,682
	Protection Sold /
	Moody’s Rating:
	MetLife
CITI	5 yr CDS / A	$30,000	5.00%	9/20/14	$2,149
	Tyson Foods
JPMC	CDS / Ba	95,000	1.00%	3/20/16	1,829
		$125,000			$3,978
	Total				$21,660

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation® Funds

Six Months Ended March 31, 2011 (Unaudited)

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$—	$447,695	$3,008,700	$1,467,048
Dividends	14,232	600,775	1,568,898	364,681
Foreign tax withheld	(428)	(22,593)	(69,084)	(15,093)
	13,804	1,025,877	4,508,514	1,816,636

Expenses:
Management fees	4,990	293,495	1,010,960	345,685
Distribution expenses – Class A	393	59,957	239,554	90,764
Distribution expenses – Class B	—	16,428	20,287	4,485
Distribution expenses – Class C	40	35,356	67,392	64,791
Distribution expenses – Class R	19	26,098	37,958	5,607
Dividend disbursing and transfer agent fees and expenses	5,252	120,810	290,656	122,566
Accounting and administration expenses	302	17,782	61,250	20,944
Custodian fees	14,165	35,414	53,851	37,687
Registration fees	30,172	37,009	39,724	36,244
Reports and statements to shareholders	2,299	11,218	33,303	12,472
Legal fees	56	4,404	19,903	3,917
Pricing fees	5,098	14,118	16,452	14,869
Audit and tax	5,427	10,167	15,407	10,438
Insurance fees	3	1,339	11,367	1,580
Dues and services	4,696	12,362	10,484	11,734
Trustees’ fees	40	2,392	8,236	2,810
Consulting fees	1	402	2,825	492
Trustees’ expenses	—	199	1,302	206
	72,953	698,950	1,940,911	787,291
Less fees waived	(65,391)	(158,887)	(184,471)	(150,068)
Less waived distribution expenses – Class A	(66)	(9,993)	—	(15,127)
Less waived distribution expenses – Class B	—	(5,931)	—	(3,364)
Less waived distribution expenses – Class R	(3)	(4,350)	(6,326)	(934)
Less expense paid indirectly	(1)	(109)	(416)	(72)
Total operating expenses	7,492	519,680	1,749,698	617,726
Net Investment Income	6,312	506,197	2,758,816	1,198,910

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	35,911	2,206,702	11,842,828	1,554,719
Foreign currencies	(1,319)	61,335	451,639	142,971
Foreign currency exchange contracts	9	(130,248)	(736,673)	(298,620)
Futures contracts	—	40,240	241,609	112,155
Swap contracts	—	(3,270)	(2,930)	(4,877)
Net realized gain	34,601	2,174,759	11,796,473	1,506,348
Net change in unrealized appreciation/depreciation of investments and foreign currencies	174,127	7,278,531	11,801,477	3,319,972
Net Realized and Unrealized Gain on Investments and Foreign Currencies	208,728	9,453,290	23,597,950	4,826,320

Net Increase in Net Assets Resulting from Operations	$215,040	$9,959,487	$26,356,766	$6,025,230

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation® Funds

	Delaware Foundation		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10
	(Unaudited)		(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$6,312	$13,939	$506,197	$1,058,913
Net realized gain on investments and foreign currencies	34,601	31,609	2,174,759	1,876,373
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	174,127	76,342	7,278,531	4,134,756
Net increase in net assets resulting from operations	215,040	121,890	9,959,487	7,070,042

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,878)	(8)	(593,892)	(648,180)
Class B	—	—	(29,061)	(53,643)
Class C	(21)	—	(60,894)	(89,574)
Class R	(48)	(2)	(113,903)	(41,953)
Institutional Class	(14,835)	(2,086)	(538,214)	(298,587)

Net realized gain on investments:
Class A	(5,046)	(39)	—	—
Class B	—	—	—	—
Class C	(170)	(26)	—	—
Class R	(163)	(25)	—	—
Institutional Class	(32,007)	(4,983)	—	—
	(54,168)	(7,169)	(1,335,964)	(1,131,937)

Capital Share Transactions:
Proceeds from shares sold:
Class A	290,085	100,639	5,406,742	9,960,387
Class B	—	—	63,006	410,107
Class C	12,915	—	1,239,651	2,667,185
Class R	—	—	995,483	6,338,041
Institutional Class	130,021	3,407	3,945,794	19,086,205

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,835	47	571,064	628,589
Class B	—	—	28,478	52,589
Class C	191	26	59,182	86,780
Class R	210	27	113,319	41,952
Institutional Class	46,842	7,069	537,583	298,215
	486,099	111,215	12,960,302	39,570,050

Cost of shares repurchased:
Class A	(2,181)	—	(3,999,456)	(6,078,449)
Class B	—	—	(505,944)	(1,265,503)
Class C	—	(279)	(1,136,186)	(1,503,196)
Class R	—	—	(770,392)	(690,371)
Institutional Class	(51,953)	(3,456)	(3,061,651)	(4,397,679)
	(54,134)	(3,735)	(9,473,629)	(13,935,198)
Increase in net assets derived from capital share transactions	431,965	107,480	3,486,673	25,634,852
Net Increase in Net Assets	592,837	222,201	12,110,196	31,572,957

Net Assets:
Beginning of period	1,268,000	1,045,799	84,758,271	53,185,314
End of period	$1,860,837	$1,268,000	$96,868,467	$84,758,271

Undistributed (accumulated) net investment income (loss)	$(1,124)	$10,656	$134,685	$995,884

See accompanying notes, which are an integral part of the financial statements.

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10
	(Unaudited)		(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,758,816	$6,519,296	$1,198,910	$2,258,831
Net realized gain on investments and foreign currencies	11,796,473	15,249,117	1,506,348	3,101,202
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	11,801,477	6,577,619	3,319,972	2,578,261
Net increase in net assets resulting from operations	26,356,766	28,346,032	6,025,230	7,938,294

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,802,509)	(7,801,167)	(841,356)	(2,293,636)
Class B	(17,506)	(132,520)	(13,137)	(36,795)
Class C	(64,688)	(319,171)	(124,188)	(215,859)
Class R	(102,187)	(70,780)	(25,038)	(43,922)
Institutional Class	(722,854)	(1,970,886)	(428,572)	(671,614)

Net realized gain on investments:
Class A	—	—	(1,735,267)	—
Class B	—	—	(26,029)	—
Class C	—	—	(371,858)	—
Class R	—	—	(54,948)	—
Institutional Class	—	—	(861,642)	—
	(2,709,744)	(10,294,524)	(4,482,035)	(3,261,826)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,851,923	19,070,111	12,320,399	21,811,885
Class B	128,358	461,598	106,600	422,267
Class C	4,022,215	3,224,135	6,041,099	7,240,958
Class R	8,323,779	5,978,627	683,533	784,426
Institutional Class	13,605,605	32,589,996	8,279,371	23,304,677

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,468,251	6,143,781	2,444,449	2,069,351
Class B	16,434	122,883	25,369	22,667
Class C	60,577	302,514	438,046	173,658
Class R	102,180	70,779	79,985	43,921
Institutional Class	715,682	1,936,364	1,230,714	555,480
	43,295,004	69,900,788	31,649,565	56,429,290

Cost of shares repurchased:
Class A	(15,171,275)	(32,479,107)	(6,443,091)	(15,190,274)
Class B	(736,044)	(2,404,090)	(240,208)	(460,091)
Class C	(1,973,802)	(2,982,261)	(2,183,854)	(1,298,932)
Class R	(1,343,438)	(985,942)	(109,175)	(150,225)
Institutional Class	(6,564,038)	(9,858,810)	(9,023,747)	(3,337,662)
	(25,788,597)	(48,710,210)	(18,000,075)	(20,437,184)
Increase in net assets derived from capital share transactions	17,506,407	21,190,578	13,649,490	35,992,106
Net Increase in Net Assets	41,153,429	39,242,086	15,192,685	40,668,574

Net Assets:
Beginning of period	290,504,007	251,261,921	99,017,911	58,349,337
End of period	$331,657,436	$290,504,007	$114,210,596	$99,017,911

Undistributed (accumulated) net investment income (loss)	$194,974	$258,303	$(104,893)	$181,222

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	8/31/092
	Ended	Ended	to
	3/31/111	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$9.760	$8.880	$8.500

Income from investment operations:
Net investment income3	0.033	0.093	0.008
Net realized and unrealized gain on investments and foreign currencies	1.443	0.839	0.372
Total from investment operations	1.476	0.932	0.380

Less dividends and distributions from:
Net investment income	(0.102)	(0.009)	—
Net realized gain on investments	(0.274)	(0.043)	—
Total dividends and distributions	(0.376)	(0.052)	—

Net asset value, end of period	$10.860	$9.760	$8.880

Total return4	15.36%	10.53%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$436	$116	$5
Ratio of expenses to average net assets	1.18%	1.16%	1.16%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	9.74%	19.15%	31.53%
Ratio of net investment income to average net assets	0.62%	1.01%	1.11%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(7.94% )	(16.98% )	(29.26% )
Portfolio turnover	38%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and total return have been annualized and portfolio turnover has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	8/31/092
	Ended	Ended	to
	3/31/111	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$9.690	$8.880	$8.500

Income (loss) from investment operations:
Net investment income (loss)3	(0.007)	0.024	0.003
Net realized and unrealized gain on investments and foreign currencies	1.444	0.829	0.377
Total from investment operations	1.437	0.853	0.380

Less dividends and distributions from:
Net investment income	(0.033)	—4	—
Net realized gain on investments	(0.274)	(0.043)	—
Total dividends and distributions	(0.307)	(0.043)	—

Net asset value, end of period	$10.820	$9.690	$8.880

Total return5	15.02%	9.63%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20	$6	$6
Ratio of expenses to average net assets	1.93%	1.91%	1.91%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	10.44%	19.85%	32.23%
Ratio of net investment income (loss) to average net assets	(0.13% )	0.26%	0.36%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(8.64% )	(17.68% )	(29.96% )
Portfolio turnover	38%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and total return have been annualized and portfolio turnover has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 For the year ended September 30, 2010, net investment income on investment distributions of $2 was made by the Fund, which calculated to de minimus amount of 0.000 per share.
5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waivers by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.
(continues)     89

Financial highlights

Delaware Foundation® Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	8/31/092
	Ended	Ended	to
	3/31/111	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$9.740	$8.880	$8.500

Income from investment operations:
Net investment income3	0.019	0.070	0.006
Net realized and unrealized gain on investments and foreign currencies	1.445	0.836	0.374
Total from investment operations	1.464	0.906	0.380

Less dividends and distributions from:
Net investment income	(0.080)	(0.003)	—
Net realized gain on investments	(0.274)	(0.043)	—
Total dividends and distributions	(0.354)	(0.046)	—

Net asset value, end of period	$10.850	$9.740	$8.880

Total return4	15.25%	10.23%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7	$6	$5
Ratio of expenses to average net assets	1.43%	1.41%	1.41%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	10.04%	19.45%	31.83%
Ratio of net investment income to average net assets	0.37%	0.76%	0.86%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(8.24% )	(17.28% )	(29.56% )
Portfolio turnover	38%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and total return have been annualized and portfolio turnover has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	Year	8/31/092
	Ended	Ended	to
	3/31/111	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$9.780	$8.880	$8.500

Income from investment operations:
Net investment income3	0.045	0.116	0.010
Net realized and unrealized gain on investments and foreign currencies	1.446	0.845	0.370
Total from investment operations	1.491	0.961	0.380

Less dividends and distributions from:
Net investment income	(0.127)	(0.018)	—
Net realized gain on investments	(0.274)	(0.043)	—
Total dividends and distributions	(0.401)	(0.061)	—

Net asset value, end of period	$10.870	$9.780	$8.880

Total return4	15.62%	10.75%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,398	$1,140	$1,030
Ratio of expenses to average net assets	0.93%	0.91%	0.91%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	9.44%	18.85%	31.23%
Ratio of net investment income to average net assets	0.87%	1.26%	1.36%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(7.64% )	(16.68% )	(28.96% )
Portfolio turnover	38%	42%	109%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios and total return have been annualized and portfolio turnover has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)     91

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.390	$8.670	$8.340	$11.350	$10.610	$10.080

Income (loss) from investment operations:
Net investment income3	0.056	0.158	0.191	0.103	0.107	0.108
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.046	0.745	0.385	(2.519)	1.372	0.580
Total from investment operations	1.102	0.903	0.576	(2.416)	1.479	0.688

Less dividends and distributions from:
Net investment income	(0.152)	(0.183)	—	(0.267)	(0.163)	(0.101)
Net realized gain on investments	—	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.152)	(0.183)	(0.246)	(0.594)	(0.739)	(0.158)

Net asset value, end of period	$10.340	$9.390	$8.670	$8.340	$11.350	$10.610

Total return4	11.82%	10.53%	7.85%	(22.51% )	14.52%	6.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,035	$37,248	$30,085	$27,329	$38,495	$36,699
Ratio of expenses to average net assets	1.14%	1.12%	1.11%	0.81%	0.81%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.54%	1.66%	1.79%	1.12%	1.05%	1.13%
Ratio of net investment income to average net assets	1.13%	1.77%	2.65%	1.04%	0.98%	1.06%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.73%	1.23%	1.97%	0.73%	0.74%	0.73%
Portfolio turnover	59%	98%	94%	108%	8%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.170	$ 8.480	$8.230	$11.200	$10.480	$9.960

Income (loss) from investment operations:
Net investment income3	0.036	0.089	0.138	0.029	0.026	0.032
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.020	0.728	0.358	(2.487)	1.355	0.573
Total from investment operations	1.056	0.817	0.496	(2.458)	1.381	0.605

Less dividends and distributions from:
Net investment income	(0.086)	(0.127)	—	(0.185)	(0.085)	(0.028)
Net realized gain on investments	—	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.086)	(0.127)	(0.246)	(0.512)	(0.661)	(0.085)

Net asset value, end of period	$10.140	$9.170	$8.480	$8.230	$11.200	$10.480

Total return4	11.56%	9.71%	7.09%	(23.14% )	13.66%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,189	$3,274	$3,797	$4,573	$7,908	$7,864
Ratio of expenses to average net assets	1.52%	1.87%	1.86%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.24%	2.36%	2.49%	1.82%	1.75%	1.83%
Ratio of net investment income to average net assets	0.75%	1.02%	1.90%	0.29%	0.23%	0.31%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.03%	0.53%	1.27%	0.03%	0.04%	0.03%
Portfolio turnover	59%	98%	94%	108%	8%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       93

Financial highlights

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.180	$8.490	$8.240	$11.210	$10.490	$9.970

Income (loss) from investment operations:
Net investment income3	0.019	0.089	0.138	0.029	0.026	0.032
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.017	0.728	0.358	(2.487)	1.355	0.573
Total from investment operations	1.036	0.817	0.496	(2.458)	1.381	0.605

Less dividends and distributions from:
Net investment income	(0.086)	(0.127)	—	(0.185)	(0.085)	(0.028)
Net realized gain on investments	—	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.086)	(0.127)	(0.246)	(0.512)	(0.661)	(0.085)

Net asset value, end of period	$10.130	$9.180	$8.490	$8.240	$11.210	$10.490

Total return4	11.33%	9.70%	7.08%	(23.11% )	13.65%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,644	$6,789	$5,078	$4,728	$6,027	$5,780
Ratio of expenses to average net assets	1.89%	1.87%	1.86%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.24%	2.36%	2.49%	1.82%	1.75%	1.83%
Ratio of net investment income to average net assets	0.38%	1.02%	1.90%	0.29%	0.23%	0.31%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.03%	0.53%	1.27%	0.03%	0.04%	0.03%
Portfolio turnover	59%	98%	94%	108%	8%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.330	$8.610	$8.310	$11.310	$10.580	$10.050

Income (loss) from investment operations:
Net investment income3	0.043	0.136	0.173	0.078	0.080	0.083
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.035	0.747	0.373	(2.512)	1.362	0.576
Total from investment operations	1.078	0.883	0.546	(2.434)	1.442	0.659

Less dividends and distributions from:
Net investment income	(0.128)	(0.163)	—	(0.239)	(0.136)	(0.072)
Net realized gain on investments	—	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.128)	(0.163)	(0.246)	(0.566)	(0.712)	(0.129)

Net asset value, end of period	$10.280	$9.330	$8.610	$8.310	$11.310	$10.580

Total return4	11.62%	10.36%	7.50%	(22.70% )	14.18%	6.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,318	$8,136	$1,934	$1,638	$2,241	$1,220
Ratio of expenses to average net assets	1.39%	1.37%	1.36%	1.06%	1.06%	1.05%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.84%	1.96%	2.09%	1.42%	1.35%	1.43%
Ratio of net investment income to average net assets	0.88%	1.52%	2.40%	0.79%	0.73%	0.81%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.43%	0.93%	1.67%	0.43%	0.44%	0.43%
Portfolio turnover	59%	98%	94%	108%	8%	9%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       95

Financial highlights

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.440	$8.710	$8.360	$11.380	$10.630	$10.100

Income (loss) from investment operations:
Net investment income3	0.069	0.181	0.209	0.128	0.134	0.134
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.046	0.751	0.387	(2.527)	1.381	0.578
Total from investment operations	1.115	0.932	0.596	(2.399)	1.515	0.712

Less dividends and distributions from:
Net investment income	(0.175)	(0.202)	—	(0.294)	(0.189)	(0.125)
Net realized gain on investments	—	—	(0.246)	(0.327)	(0.576)	(0.057)
Total dividends and distributions	(0.175)	(0.202)	(0.246)	(0.621)	(0.765)	(0.182)

Net asset value, end of period	$10.380	$9.440	$8.710	$8.360	$11.380	$10.630

Total return4	11.90%	10.84%	8.07%	(22.34% )	14.87%	7.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,682	$29,311	$12,291	$281	$115	$99
Ratio of expenses to average net assets	0.89%	0.87%	0.86%	0.56%	0.56%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.24%	1.36%	1.49%	0.82%	0.75%	0.83%
Ratio of net investment income to average net assets	1.38%	2.02%	2.90%	1.29%	1.23%	1.31%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.03%	1.53%	2.27%	1.03%	1.04%	1.03%
Portfolio turnover	59%	98%	94%	108%	8%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$10.410	$9.740	$8.950	$11.170	$10.270	$9.780

Income (loss) from investment operations:
Net investment income3	0.096	0.249	0.271	0.171	0.181	0.164
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.818	0.817	0.708	(1.908)	0.952	0.443
Total from investment operations	0.914	1.066	0.979	(1.737)	1.133	0.607

Less dividends and distributions from:
Net investment income	(0.094)	(0.396)	(0.120)	(0.281)	(0.204)	(0.117)
Net realized gain on investments	—	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.094)	(0.396)	(0.189)	(0.483)	(0.233)	(0.117)

Net asset value, end of period	$11.230	$10.410	$9.740	$8.950	$11.170	$10.270

Total return4	8.80%	11.06%	11.57%	(16.23% )	11.18%	6.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$218,018	$201,006	$195,233	$35,453	$39,526	$34,361
Ratio of expenses to average net assets	1.12%	1.10%	1.12%	0.80%	0.81%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.24%	1.33%	1.41%	1.05%	1.02%	1.14%
Ratio of net investment income to average net assets	1.78%	2.49%	3.20%	1.69%	1.67%	1.65%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.66%	2.26%	2.91%	1.44%	1.46%	1.31%
Portfolio turnover	80%	134%	193%	123%	8%	6%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       97

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$10.400	$9.700	$8.910	$11.120	$10.230	$9.740

Income (loss) from investment operations:
Net investment income3	0.054	0.172	0.208	0.094	0.100	0.089
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.826	0.802	0.701	(1.903)	0.947	0.447
Total from investment operations	0.880	0.974	0.909	(1.809)	1.047	0.536

Less dividends and distributions from:
Net investment income	(0.050)	(0.274)	(0.050)	(0.199)	(0.128)	(0.046)
Net realized gain on investments	—	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.050)	(0.274)	(0.119)	(0.401)	(0.157)	(0.046)

Net asset value, end of period	$11.230	$10.400	$9.700	$8.910	$11.120	$10.230

Total return4	8.47%	10.19%	10.64%	(16.94% )	10.32%	5.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,826	$4,110	$5,598	$3,317	$5,072	$4,582
Ratio of expenses to average net assets	1.89%	1.87%	1.89%	1.55%	1.56%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.01%	2.06%	2.13%	1.75%	1.72%	1.84%
Ratio of net investment income to average net assets	1.01%	1.72%	2.43%	0.94%	0.92%	0.90%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.89%	1.53%	2.19%	0.74%	0.76%	0.61%
Portfolio turnover	80%	134%	193%	123%	8%	6%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$10.430	$9.730	$8.930	$11.140	$10.250	$9.770

Income (loss) from investment operations:
Net investment income3	0.055	0.172	0.208	0.095	0.100	0.089
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.825	0.802	0.711	(1.904)	0.947	0.437
Total from investment operations	0.880	0.974	0.919	(1.809)	1.047	0.526

Less dividends and distributions from:
Net investment income	(0.050)	(0.274)	(0.050)	(0.199)	(0.128)	(0.046)
Net realized gain on investments	—	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.050)	(0.274)	(0.119)	(0.401)	(0.157)	(0.046)

Net asset value, end of period	$11.260	$10.430	$9.730	$8.930	$11.140	$10.250

Total return4	8.45%	10.16%	10.73%	(16.91% )	10.30%	5.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,191	$12,068	$10,739	$5,998	$6,081	$4,130
Ratio of expenses to average net assets	1.89%	1.87%	1.89%	1.55%	1.56%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.01%	2.06%	2.13%	1.75%	1.72%	1.84%
Ratio of net investment income to average net assets	1.01%	1.72%	2.43%	0.94%	0.92%	0.90%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.89%	1.53%	2.19%	0.74%	0.76%	0.61%
Portfolio turnover	80%	134%	193%	123%	8%	6%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       99

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$10.380	$9.710	$8.920	$11.140	$10.240	$9.750

Income (loss) from investment operations:
Net investment income3	0.082	0.223	0.250	0.146	0.154	0.139
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.824	0.799	0.706	(1.911)	0.953	0.439
Total from investment operations	0.906	1.022	0.956	(1.765)	1.107	0.578

Less dividends and distributions from:
Net investment income	(0.076)	(0.352)	(0.097)	(0.253)	(0.178)	(0.088)
Net realized gain on investments	—	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.076)	(0.352)	(0.166)	(0.455)	(0.207)	(0.088)

Net asset value, end of period	$11.210	$10.380	$9.710	$8.920	$11.140	$10.240

Total return4	8.75%	10.73%	11.16%	(16.49% )	10.94%	5.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,078	$6,994	$1,568	$1,207	$1,157	$1,022
Ratio of expenses to average net assets	1.39%	1.37%	1.39%	1.05%	1.06%	1.05%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.61%	1.66%	1.73%	1.35%	1.32%	1.44%
Ratio of net investment income to average net assets	1.51%	2.22%	2.93%	1.44%	1.42%	1.40%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.29%	1.93%	2.59%	1.14%	1.16%	1.01%
Portfolio turnover	80%	134%	193%	123%	8%	6%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$10.400	$9.760	$8.970	$11.200	$10.300	$9.800

Income (loss) from investment operations:
Net investment income3	0.109	0.272	0.291	0.197	0.208	0.188
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.827	0.802	0.712	(1.917)	0.950	0.453
Total from investment operations	0.936	1.074	1.003	(1.720)	1.158	0.641

Less dividends and distributions from:
Net investment income	(0.106)	(0.434)	(0.144)	(0.308)	(0.229)	(0.141)
Net realized gain on investments	—	—	(0.069)	(0.202)	(0.029)	—
Total dividends and distributions	(0.106)	(0.434)	(0.213)	(0.510)	(0.258)	(0.141)

Net asset value, end of period	$11.230	$10.400	$9.760	$8.970	$11.200	$10.300

Total return4	9.03%	11.26%	11.76%	(16.06% )	11.41%	6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,544	$66,326	$38,124	$1,357	$98	$401
Ratio of expenses to average net assets	0.89%	0.87%	0.89%	0.55%	0.56%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.01%	1.06%	1.13%	0.75%	0.72%	0.84%
Ratio of net investment income to average net assets	2.01%	2.72%	3.43%	1.94%	1.92%	1.90%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.89%	2.53%	3.19%	1.74%	1.76%	1.61%
Portfolio turnover	80%	134%	193%	123%	8%	6%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       101

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.900	$9.360	$8.320	$9.770	$9.270	$9.000

Income (loss) from investment operations:
Net investment income3	0.114	0.289	0.304	0.226	0.260	0.242
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.458	0.687	0.942	(1.253)	0.503	0.241
Total from investment operations	0.572	0.976	1.246	(1.027)	0.763	0.483

Less dividends and distributions from:
Net investment income	(0.136)	(0.436)	(0.206)	(0.324)	(0.263)	(0.213)
Net realized gain on investments	(0.296)	—	—	(0.099)	—	—
Total dividends and distributions	(0.432)	(0.436)	(0.206)	(0.423)	(0.263)	(0.213)

Net asset value, end of period	$10.040	$9.900	$9.360	$8.320	$9.770	$9.270

Total return4	5.90%	10.70%	15.53%	(10.98% )	8.36%	5.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,697	$55,513	$43,873	$35,619	$39,863	$33,571
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	0.81%	0.81%	0.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.47%	1.55%	1.65%	1.09%	1.06%	1.22%
Ratio of net investment income to average net assets	2.28%	3.02%	3.78%	2.48%	2.73%	2.70%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.95%	2.60%	3.26%	2.20%	2.48%	2.28%
Portfolio turnover	107%	192%	177%	136%	13%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.990	$9.380	$8.330	$9.770	$9.270	$9.000

Income (loss) from investment operations:
Net investment income3	0.115	0.271	0.243	0.157	0.188	0.174
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.454	0.691	0.948	(1.247)	0.506	0.243
Total from investment operations	0.569	0.962	1.191	(1.090)	0.694	0.417

Less dividends and distributions from:
Net investment income	(0.153)	(0.352)	(0.141)	(0.251)	(0.194)	(0.147)
Net realized gain on investments	(0.296)	—	—	(0.099)	—	—
Total dividends and distributions	(0.449)	(0.352)	(0.141)	(0.350)	(0.194)	(0.147)

Net asset value, end of period	$10.110	$9.990	$9.380	$8.330	$9.770	$9.270

Total return4	5.83%	10.48%	14.66%	(11.56% )	7.57%	4.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$842	$938	$892	$677	$826	$852
Ratio of expenses to average net assets	1.13%	1.33%	1.88%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.17%	2.25%	2.35%	1.79%	1.76%	1.92%
Ratio of net investment income to average net assets	2.28%	2.28%	3.03%	1.73%	1.98%	1.95%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.25%	1.90%	2.56%	1.50%	1.78%	1.58%
Portfolio turnover	107%	192%	177%	136%	13%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)    103

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$ 9.920	$9.330	$8.290	$9.730	$9.230	$8.960

Income (loss) from investment operations:
Net investment income3	0.077	0.218	0.245	0.159	0.189	0.175
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.450	0.695	0.936	(1.249)	0.505	0.242
Total from investment operations	0.527	0.913	1.181	(1.090)	0.694	0.417

Less dividends and distributions from:
Net investment income	(0.091)	(0.323)	(0.141)	(0.251)	(0.194)	(0.147)
Net realized gain on investments	(0.296)	—	—	(0.099)	—	—
Total dividends and distributions	(0.387)	(0.323)	(0.141)	(0.350)	(0.194)	(0.147)

Net asset value, end of period	$10.060	$9.920	$9.330	$8.290	$9.730	$9.230

Total return4	5.42%	9.98%	14.61%	(11.61% )	7.60%	4.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,060	$10,578	$4,004	$3,373	$2,294	$1,643
Ratio of expenses to average net assets	1.88%	1.88%	1.88%	1.56%	1.56%	1.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.17%	2.25%	2.35%	1.79%	1.76%	1.92%
Ratio of net investment income to average net assets	1.53%	2.27%	3.03%	1.73%	1.98%	1.95%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.25%	1.90%	2.56%	1.50%	1.78%	1.58%
Portfolio turnover	107%	192%	177%	136%	13%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$9.900	$9.350	$8.310	$9.750	$9.250	$8.980

Income (loss) from investment operations:
Net investment income3	0.101	0.265	0.284	0.204	0.237	0.220
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.458	0.683	0.940	(1.245)	0.503	0.236
Total from investment operations	0.559	0.948	1.224	(1.041)	0.740	0.456

Less dividends and distributions from:
Net investment income	(0.123)	(0.398)	(0.184)	(0.300)	(0.240)	(0.186)
Net realized gain on investments	(0.296)	—	—	(0.099)	—	—
Total dividends and distributions	(0.419)	(0.398)	(0.184)	(0.399)	(0.240)	(0.186)

Net asset value, end of period	$10.040	$9.900	$9.350	$8.310	$9.750	$9.250

Total return4	5.77%	10.39%	15.36%	(11.23% )	8.12%	5.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,270	$1,590	$840	$866	$792	$661
Ratio of expenses to average net assets	1.38%	1.38%	1.38%	1.06%	1.06%	1.05%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.77%	1.85%	1.95%	1.39%	1.36%	1.52%
Ratio of net investment income to average net assets	2.03%	2.77%	3.53%	2.23%	2.48%	2.45%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.65%	2.30%	2.96%	1.90%	2.18%	1.98%
Portfolio turnover	107%	192%	177%	136%	13%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)    105

Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	3/31/111,2	9/30/102	9/30/092	9/30/082	9/30/07	9/30/06
	(Unaudited)
Net asset value, beginning of period	$ 9.920	$9.390	$8.350	$9.800	$9.290	$9.020

Income (loss) from investment operations:
Net investment income3	0.127	0.314	0.324	0.249	0.284	0.264
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.457	0.692	0.943	(1.252)	0.512	0.241
Total from investment operations	0.584	1.006	1.267	(1.003)	0.796	0.505

Less dividends and distributions from:
Net investment income	(0.148)	(0.476)	(0.227)	(0.348)	(0.286)	(0.235)
Net realized gain on investments	(0.296)	—	—	(0.099)	—	—
Total dividends and distributions	(0.444)	(0.476)	(0.227)	(0.447)	(0.286)	(0.235)

Net asset value, end of period	$10.060	$ 9.920	$9.390	$8.350	$9.800	$9.290

Total return4	6.02%	11.02%	15.93%	(10.82%)	8.72%	5.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,342	$30,399	$8,740	$185	$87	$80
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.56%	0.56%	0.55%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.17%	1.25%	1.35%	0.79%	0.76%	0.92%
Ratio of net investment income to average net assets	2.53%	3.27%	4.03%	2.73%	2.98%	2.95%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.25%	2.90%	3.56%	2.50%	2.78%	2.58%
Portfolio turnover	107%	192%	177%	136%	13%	9%

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 On September 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund's income, expense, and portfolio turnover. Select data is not comparable to prior years.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation® Funds
March 31, 2011 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers four funds: Delaware Foundation Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund offer Class A, Class B, Class C, Class R and Institutional Class shares. Delaware Foundation Equity Fund offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Equity Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (September 30, 2007 - September 30, 2010, as applicable), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Funds’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2011, the Funds held no investments in repurchase agreements.

(continues)    107

Notes to financial statements

Delaware Foundation® Funds

1. Significant Accounting Policies (continued)

To Be Announced Trades — The Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Funds’ ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by the Funds to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Funds on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Funds being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Funds to buy a security. The Funds account for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Funds’ portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized gain and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2011, the Funds earned the following amounts under this agreement:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$1	$109	$416	$72

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective January 28, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sales and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets as shown below through January 30, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Effective January 28, 2011 operating expense limitation
as a percentage of average daily net assets (per annum)	0.95%	0.90%	0.90%	0.88%
Expiration date	1/30/12	1/30/12	1/30/12	1/30/12
Through January 27, 2011, operating expense limitation
as a percentage of average daily net assets (per annum)	0.95%	0.90%	0.90%	0.90%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended March 31, 2011, the Funds were charged for these services as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$38	$2,240	$7,716	$2,638

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through January 30, 2012 to no more than 0.25% and 0.50%, respectively, of average daily net assets. Effective January 8, 2010 for the Delaware Foundation Conservative Allocation Fund and effective January 1, 2011 for the Delaware Foundation Growth Allocation Fund, DDLP has voluntarily agreed to waive Class B shares’ 12b-1 fees to 0.25% of average daily net assets until such time as the waiver is discontinued. This waiver may be discontinued at any time because it is voluntary.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% (currently waived to 0.25% through January 30, 2012) rates described above.

(continues)    109

Notes to financial statements

Delaware Foundation® Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At March 31, 2011, the Funds had receivables due from or liabilities payable to affiliates as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment management fee payable to DMC	$—	$(20,589)	$(144,207)	$(28,884)
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(53)	(3,589)	(14,665)	(3,165)
Distribution fees payable to DDLP	(105)	(19,701)	(60,173)	(27,455)
Other expenses payable to DMC and affiliates*	(1,858)	(22,159)	(47,478)	(17,553)
Receivable from DMC under expense limitation agreement	6,964	—	—	—

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended March 31, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$9	$398	$1,281	$432

For the six months ended March 31, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$10	$4,827	$12,281	$13,570

For the six months ended March 31, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Class A	$—	$—	$—
Class B	1,314	2,545	293
Class C	803	421	2,083

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended March 31, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Purchases other than U.S. government securities	$928,474	$50,028,066	$229,247,822	$95,698,089
Purchases of U.S. government securities	—	4,698,132	26,868,977	22,990,339
Sales other than U.S. government securities	553,193	48,026,129	217,342,272	88,500,250
Sales of U.S. government securities	—	3,666,283	24,287,183	21,160,864

At March 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,585,813	$84,015,853	$295,808,345	$109,027,024
Aggregate unrealized appreciation	$315,137	$15,676,323	$51,340,333	$11,145,475
Aggregate unrealized depreciation	(28,956)	(1,746,524)	(5,393,525)	(1,548,368)
Net unrealized appreciation	$286,181	$13,929,799	$45,946,808	$9,597,107

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of Delaware Foundation Equity Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Total
Common Stock	$1,709,326	$10,297	$1,719,623
Investment Companies	65,855	—	65,855
Short-Term Investments	—	79,088	79,088
Securities Lending Collateral	—	5,948	5,948
Other	1,480	—	1,480
Total	$1,776,661	$95,333	$1,871,994
Foreign Currency Exchange Contracts	$—	$(2)	$(2)

There were no unobservable (Level 3) investments at the beginning or end of the period.

(continues)    111

Notes to financial statements

Delaware Foundation® Funds

3. Investments (continued)

The following table summarizes the valuation of Delaware Foundation Growth Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$4,164,255	$—	$4,164,255
Common Stock	75,075,745	39,025	—	75,114,770
Corporate Debt	—	12,038,820	—	12,038,820
Foreign Debt	—	2,224,893	28,883	2,253,776
Investment Companies	15,560	—	—	15,560
Municipal Bonds	—	15,236	—	15,236
U.S. Treasury Obligations	—	1,100,008	—	1,100,008
Short-Term Investments	—	3,162,734	—	3,162,734
Other	60,848	19,645	—	80,493
Total	$75,152,153	$22,764,616	$28,883	$97,945,652
Foreign Currency Exchange Contracts	$—	$(21,978)	$—	$(21,978)
Swap Contracts	$—	$6,128	$—	$6,128

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation Growth Allocation Fund
	Agency,
	Asset-Backed &
	Mortgage-Backed	Common	Corporate	Foreign
	Securities	Stock	Debt	Debt	Total
Balance as of 9/30/10	$52,063	$445	$16,935	$26,267	$95,710
Net realized gain	—	—	1,316	—	1,316
Purchases	—	—	—	409	409
Sales	—	—	(17,741)	—	(17,741)
Transfers out of Level 3	(51,734)	(198)	—	—	(51,932)
Net change in unrealized appreciation/depreciation	(329)	(247)	(510)	2,207	1,121
Balance as of 3/31/11	$—	$—	$—	$28,883	$28,883
Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/11	$—	$—	$—	$2,207	$2,207

The following table summarizes the valuation of Delaware Foundation Moderate Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$27,256,250	$103,012	$27,359,262
Common Stock	194,973,084	218,478	—	195,191,562
Corporate Debt	—	80,601,426	—	80,601,426
Foreign Debt	—	14,330,862	177,958	14,508,820
Investment Companies	56,638	—	—	56,638
Municipal Bonds	—	365,533	—	365,533
U.S. Treasury Obligations	—	3,738,242	—	3,738,242
Short-Term Investments	—	18,887,717	—	18,887,717
Other	180,643	865,310	—	1,045,953
Total	$195,210,365	$146,263,818	$280,970	$341,755,153
Foreign Currency Exchange Contracts	$—	$(116,520)	$—	$(116,520)
Futures Contract	$3,064	$—	$—	$3,064
Swap Contracts	$—	$53,109	$—	$53,109

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation® Moderate Allocation Fund
	Agency,
	Asset-Backed &
	Mortgage-Backed	Corporate	Foreign
	Securities	Debt	Debt	Total
Balance as of 9/30/10	$633,153	$182,306	$311,474	$1,126,933
Net realized gain	892	9,552	—	10,444
Purchases	101,698	—	3,521	105,219
Sales	(325,892)	(190,970)	—	(516,862)
Transfers out of Level 3	(305,233)	—	(129,907)	(435,140)
Net change in unrealized appreciation/depreciation	(1,606)	(888)	(7,130)	(9,624)
Balance as of 3/31/11	$103,012	$—	$177,958	$280,970
Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/11	$1,314	$—	$12,594	$13,908

The following table summarizes the valuation of Delaware Foundation Conservative Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$13,504,107	$103,012	$13,607,119
Common Stock	44,795,776	51,407	—	44,847,183
Corporate Debt	—	40,629,438	—	40,629,438
Foreign Debt	—	7,021,358	86,341	7,107,699
Investment Companies	26,141	—	—	26,141
Municipal Bonds	—	50,788	—	50,788
U.S. Treasury Obligations	—	2,977,794	—	2,977,794
Short-Term Investments	—	8,877,468	—	8,877,468
Other	42,703	457,798	—	500,501
Total	$44,864,620	$73,570,158	$189,353	$118,624,131
Foreign Currency Exchange Contracts	$—	$(59,276)	$—	$(59,276)
Futures Contracts	$3,064	$—	$—	$3,064
Swap Contracts	$—	$21,660	$—	$21,660

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware Foundation Conservative Allocation Fund
	Agency,
	Asset-Backed &
	Mortgage-Backed	Corporate	Foreign
	Securities	Debt	Debt	Total
Balance as of 9/30/10	$346,338	$68,738	$78,522	$493,598
Net realized gain	577	4,568	—	5,145
Purchases	101,698	—	1,223	102,921
Sales	(199,389)	(72,006)	—	(271,395)
Transfers out of Level 3	(144,856)	—	—	(144,856)
Net change in unrealized appreciation/depreciation	(1,356)	(1,300)	6,596	3,940
Balance as of 3/31/11	$103,012	$—	$86,341	$189,353
Net change in unrealized
appreciation/depreciation
from investments still held
as of 3/31/11	$1,313	$—	$6,596	$7,909

(continues)    113

Notes to financial statements

Delaware Foundation® Funds

3. Investments (continued)

During the six months ended March 31, 2011, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $51,932, $435,140 and $144,856 respectively, which were due to the Funds’ pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the six months ended March 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Delaware Foundation Equity Fund, and there were no transfers between Level 1 investments or Level 2 investments that had a material impact to the Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2011 and the year ended September 30, 2010 was as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Six Months Ended 3/31/11*
Ordinary income	$50,757	$1,335,964	$2,709,744	$3,235,349
Long-term capital gain	3,411	—	—	1,246,686
Total	$54,168	$1,335,964	$2,709,744	$4,482,035

Year Ended 9/30/10
Ordinary income	$7,169	$1,131,937	$10,294,524	$3,261,826

*Tax information for the six months ended March 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2011, the estimated components of net assets on a tax basis were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Shares of beneficial interest	$1,540,098	$81,154,444	$297,271,828	$103,484,257
Undistributed ordinary income	12,919	1,246,187	888,873	721,165
Undistributed long-term gains	22,495	—	—	782,185
Realized gains 10/1/10 – 3/31/11	—	839,845	11,909,018	—
Post-October currency losses	(1,167)	(29,219)	(188,706)	(96,713)
Other temporary differences	—	(85,332)	(576,142)	(289,418)
Capital loss carryforwards as of 9/30/10	—	(199,562)	(23,613,156)	—
Unrealized appreciation of investments and foreign currencies	286,492	13,942,104	45,965,721	9,609,120
Net assets	$1,860,837	$96,868,467	$331,657,436	$114,210,596

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, CDS contracts and tax treatment of market discount and premium on debt instruments.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2010 through March 31, 2011 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Undistributed net investment income	$(1,310)	$(31,432)	$(112,401)	$(52,734)
Accumulated net realized gain (loss)	1,310	31,432	112,401	52,734

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2010 will expire as follows:

	Delaware	Delaware
	Foundation	Foundation
	Growth	Moderate
	Allocation Fund	Allocation Fund
2015	$ —	$15,238,804
2016	—	7,346,198
2017	199,562	368,871
2018	—	659,283
Total	$199,562	$23,613,156

For the six months ended March 31, 2011, the Funds had capital gains which may reduce capital loss carryforwards as follows:

Delaware	Delaware
Foundation	Foundation
Growth	Moderate
Allocation Fund	Allocation Fund
$839,845	$11,909,018

(continues)       115

Notes to financial statements

Delaware Foundation® Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation		Delaware Foundation		Delaware Foundation		Delaware Foundation
	Equity Fund		Growth Allocation Fund		Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10	3/31/11	9/30/10
Shares sold:
Class A	27,867	11,276	542,716	1,105,061	1,354,838	1,896,845	1,233,789	2,278,487
Class B	—	—	6,458	46,355	11,760	45,735	10,524	43,871
Class C	1,246	—	126,487	302,112	366,615	320,131	602,969	755,367
Class R	—	—	101,029	718,886	785,134	602,882	68,220	81,894
Institutional Class	12,400	362	393,711	2,151,571	1,243,613	3,258,682	825,514	2,423,985

Shares issued upon reinvestment
of dividends and distributions:
Class A	570	6	58,035	70,707	134,007	616,515	249,079	218,411
Class B	—	—	2,951	6,017	1,498	12,343	2,568	2,375
Class C	19	3	6,126	9,918	5,502	30,313	44,565	18,310
Class R	21	3	11,575	4,740	9,339	7,112	8,150	4,637
Institutional Class	4,574	763	54,411	33,432	65,319	194,258	125,291	58,435
	46,697	12,413	1,303,499	4,448,799	3,977,625	6,984,816	3,170,669	5,885,772

Shares repurchased:
Class A	(215)	—	(403,288)	(679,687)	(1,393,910)	(3,232,759)	(645,234)	(1,577,726)
Class B	—	—	(51,835)	(143,183)	(67,569)	(240,117)	(23,786)	(47,415)
Class C	—	(33)	(117,618)	(170,800)	(180,101)	(297,799)	(217,661)	(135,938)
Class R	—	—	(78,198)	(76,313)	(122,946)	(97,914)	(10,812)	(15,836)
Institutional Class	(4,962)	(362)	(307,982)	(491,564)	(600,733)	(985,070)	(899,337)	(348,387)
	(5,177)	(395)	(958,921)	(1,561,547)	(2,365,259)	(4,853,659)	(1,796,830)	(2,125,302)
Net increase	41,520	12,018	344,578	2,887,252	1,612,366	2,131,157	1,373,839	3,760,470

For the six months ended March 31, 2011 and the year ended September 30, 2010, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	3/31/11			9/30/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Foundation Growth Allocation Fund	28,770	28,145	$279,999	68,328	66,872	$608,254
Delaware Foundation Moderate Allocation Fund	34,846	34,782	379,143	95,124	94,833	961,754
Delaware Foundation Conservative Allocation Fund	6,359	6,405	64,023	16,204	16,319	158,054

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Funds along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of March 31, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing their investment objectives. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at March 31, 2011.

Swap Contracts — The Funds may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing their investment objectives. The Funds may use interest rate swaps to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Funds invest in, such as the corporate bond market. The Funds may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Funds on favorable terms. The Funds may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Funds from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Funds receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Funds’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

(continues)       117

Notes to financial statements

Delaware Foundation® Funds

8. Derivatives (continued)

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No interest rate swap contracts were outstanding at March 31, 2011.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No index swap contracts were outstanding at March 31, 2011.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2011, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2011, the net unrealized appreciation of credit default swaps was as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$6,128	$53,109	$21,660

The Funds had posted collateral for certain open swap contracts as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$1,023	$6,650	$3,410

If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have received the following amounts less the value of the contracts’ related reference obligations.

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$752,000	$4,768,000	$2,427,000

The Funds received securities collateral for certain open swap contracts as follows:

Delaware	Delaware
Foundation	Foundation
Moderate	Conservative
Allocation Fund	Allocation Fund
$554,000	$105,000

As disclosed in the footnotes to the statements of net assets, at March 31, 2011, the notional value of the protection sold for the Funds was as follows:

Delaware	Delaware	Delaware
Foundation	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$40,000	$290,000	$125,000

These reflect the maximum potential amount the Funds would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2011, the net unrealized appreciation of the protection sold for the Funds was as follows:

Delaware	Delaware	Delaware
Foundation®	Foundation	Foundation
Growth	Moderate	Conservative
Allocation Fund	Allocation Fund	Allocation Fund
$1,294	$10,559	$3,978

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of March 31, 2011 for each Fund were as follows:

	Delaware Foundation Growth Allocation Fund
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$ 327	Liabilities net of receivables and other assets	$(22,305)

Credit contracts (Swaps contracts)	Liabilities net of receivables and other assets	8,969	Liabilities net of receivables and other assets	(2,841)

Total		$9,296		$(25,146)

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$7,626	Liabilities net of receivables and other assets	$(124,146)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	3,064	Liabilities net of receivables and other assets	—

Credit contracts (Swaps contracts)	Liabilities net of receivables and other assets	70,102	Liabilities net of receivables and other assets	(16,993)

Total		$80,792		$(141,139)
(continues)       119

Notes to financial statements

Delaware Foundation® Funds

8. Derivatives (continued)

	Delaware Foundation Conservative Allocation Fund
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign currency exchange contracts (Forward currency contracts)	Liabilities net of receivables and other assets	$810	Liabilities net of receivables and other assets	$(60,086)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	3,064	Liabilities net of receivables and other assets	—

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	31,529	Liabilities net of receivables and other assets	(9,869)
Total		$35,403		$(69,955)

The effect of derivative instruments on the statements of operations for the six months ended March 31, 2011 was as follows:

	Delaware Foundation Growth Allocation Fund
			Change in Unrealized
		Realized Gain or Loss	Appreciation or
	Location of Gain or Loss on	on Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on forward currency contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(130,248)	$14,537
Interest rate contracts (Futures contracts)	Net realized gain on future contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	40,240	(823)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(3,270)	2,782
Total		$(93,278)	$16,496

	Delaware Foundation Moderate Allocation Fund
			Change in Unrealized
		Realized Gain or Loss	Appreciation or
	Location of Gain or Loss on	on Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on forward currency contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(736,673)	$202,454
Interest rate contracts (Futures contracts)	Net realized gain on future contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	241,609	(2,648)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(2,930)	17,133
Total		$(497,994)	$216,939

	Delaware Foundation® Conservative Allocation Fund
			Change in Unrealized
		Realized Gain or Loss	Appreciation or
	Location of Gain or Loss on	on Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign currency exchange contracts (Forward currency contracts)	Net realized loss on forward currency contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(298,620)	$90,525
Interest rate contracts (Futures contracts)	Net realized gain on future contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	112,155	18,956
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(4,877)	7,075
Total		$(191,342)	$116,556

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Funds’ assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2011, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Conservative Allocation Fund had no securities out on loan. At March 31, 2011, the value of securities on loan for Delaware Foundation Equity Fund was $5,805, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2011, the value of invested collateral was $5,948. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

(continues)       121

Notes to financial statements

Delaware Foundation® Funds

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to March 31, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Change in Independent Registered Public Accounting Firm. Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Foundation Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2010. During the fiscal years ended September 30, 2009 and September 30, 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

This semiannual report is for the information of Delaware Foundation® Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Foundation Funds

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 3, 2011

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: June 3, 2011

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: June 3, 2011